UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-08495

NATIONWIDE MUTUAL FUNDS

(Exact name of registrant as specified in charter)

1000 CONTINENTAL DRIVE, SUITE 400, KING OF PRUSSIA, PENNSYLVANIA 19406-2850

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive

Suite 400

King of Prussia, Pennsylvania 19406-2850

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 230-2839

Date of fiscal year end: October 31, 2013

Date of reporting period: November 1, 2012 through October 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 C.F.R. § 270.30e-1). The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Explanatory Note: This Form N-CSR/A for Nationwide Mutual Funds (the “Registrant”) is being filed solely to reflect a change in the information shown in the Performance of a $10,000 Investment for Nationwide Alternatives Allocation Fund, Nationwide Investor Destinations Aggressive Fund, Nationwide Investor Destinations Moderately Aggressive Fund, Nationwide Investor Destinations Moderate Fund, Nationwide Investor Destinations Moderately Conservative Fund and Nationwide Investor Destinations Conservative Fund within Item 1 “Reports to Stockholders” which were caused by a printer error. The annual reports for the other portfolios of the Registrant are contained in the Form N-CSR filed on December 30, 2013 (Accession Number 0001193125-13-487656) and are not amended or modified in any way by this Form N-CSR/A. Other than the aforementioned amendment, no other information or disclosures contained in the Registrant’s Form N-CSR filed on December 30, 2013 are being amended by this Form N-CSR/A.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 C.F.R. § 270.30e-1).

Annual Report

October 31, 2013

Nationwide Mutual Funds

Alternatives Allocation Fund

Nationwide Alternatives Allocation Fund

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.gov.

Nationwide Funds® Annual Report

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Nationwide Funds®

Message to Shareholders

October 31, 2013

Dear Shareholder,

I am proud to report that Nationwide Financial has acquired 17 mutual funds through an agreement with HighMark Capital Management, Inc. and approval of its shareholders. This agreement is the latest step in the Nationwide Financial strategy to pursue Nationwide Funds growth.

Why is this important to you, a Nationwide Funds shareholder? By adding these HighMark Funds to the Nationwide Mutual Funds lineup, we continue to expand our selection of investment strategies. The transaction provides Nationwide Funds with approximately $3.6 billion in new mutual fund assets, enabling Nationwide to present a wider array of investment offerings. It also underscores our commitment to helping Americans, like you, prepare for and live in retirement.

During the 12-month reporting period ended October 31, 2013, broad U.S. stock market performance was predominantly positive, with the S&P 500® Index returning 27.18%. Yet despite recent encouraging returns, several years of economic volatility and uncertainty have left some investors distrustful of the markets and wary about their economic futures. In short, they have developed a fear of financial planning.

Nationwide Funds recently released the results of its in-depth investor sentiment survey conducted by Harris Interactive, titled Fear of Financial Planning. The study revealed that 26 percent of potential investors do not have a financial plan. Given that we live in an era when Americans are more responsible for their own financial security than ever before, we find this statistic troubling and are working to spread the word that financial planning is a necessity, not an option.

We encourage all of our shareholders to meet regularly with their financial advisors. An effective financial plan involves much more than just opening an investment account. It includes taking a macro-level view of your circumstances and making use of thoughtful, customized long-term analysis. An effective financial plan also contains contingencies to offset potential surprises and risks, specific action steps and defined milestones to help increase your confidence and measure success. Armed with a plan, you are never alone.

In his novel “The Hobbit,” author J.R.R. Tolkien wrote, “It does not do to leave a live dragon out of your calculations, if you live near him.” Since the beginning of the financial crisis, investors have been living close to a live dragon and have felt his heat. However, as every experienced dragon slayer knows, having a comprehensive plan of attack, a wide array of tools and a team of trusted experts by your side quiets fear and fortifies you to pursue victory.

Thank you for investing with Nationwide Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Funds

1

Economic Review

During the fiscal year ended October 31, 2013, most asset classes reported strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 27.2% return, and with nearly all sectors and capitalization ranges delivering strong performance. International equities also were solid, with developed markets outperforming emerging markets. Fixed-income results were mixed, as credit-sensitive indexes showed positive returns, while rate-sensitive indexes were affected by rising Treasury yields.

Domestically, the reporting period was dominated by news from Washington. The main topics from November 2012 through January 2013 consisted of the national election for president and congressional control and a heated debate on the fiscal cliff. Concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy, the federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of the fiscal year, including consecutively from November 2012 through May 2013.

The S&P 500 Index showed modest gains in November and December 2012 of 0.58% and 0.91%, respectively, despite the political uncertainty.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. The broad-based market’s strength continued in April and May, with the S&P 500 Index returning 1.9% and 2.3%, respectively, before the market became choppy for the remainder of the reporting period on a spike in interest rates. The equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. Volatility increased materially, with substantial positive returns for the S&P 500 Index of 5.1% in July, 3.1% in September and 4.6% in October, somewhat offset by postings of -1.3% in June and -2.9% in August. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty, and rallied substantially as a conclusion was reached.

While gradually improving through the reporting period, U.S. economic activity was sluggish during the period, with GDP growth of 0.1%, 1.1%, 2.5% and 2.8% from calendar 4Q12 through calendar 3Q13. This was the primary impetus for the cautious approach by the Federal Reserve with regard to maintaining the QE program. Inflation remained well controlled during the reporting period, with the core Consumer Price Index (CPI) below 2% throughout the period, ending at 1.7% in October 2013. CPI, which includes the volatile food and energy categories, was actually lower than core CPI, averaging 1.6% and exiting September 2013 at 1.2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.2%, aided by the labor participation rate declining to 63.3% from 63.8% a year ago (the figure was more than 66% at the beginning of the 2008 recession).

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal. The best-performing sectors in the S&P 500 Index were consumer discretionary, with 40.5%, industrials, with 35.8% and health care, with 34.3%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were utilities, with 9.5% and telecommunications, with 13.1%. Utilities and telecommunications were relatively impacted by rising rates, as the high dividends paid by these sectors were relatively less attractive.

2

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

International stocks were very strong at the start of the reporting period, as European shares rallied on hopes that the worst of the stress on the banking system was behind them. Asian shares rose in reaction to a U.S. rally and the prospect of additional stimulus from Japan’s Central Bank. In November and December 2012, international shares materially outperformed U.S. shares, with the MSCI ACWI ex USA Index outperforming the S&P 500 Index by nearly 4%. Throughout the year, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through mid-year, before the market rallied in response to stabilization of political and banking system risk. Asia was relatively strong throughout the year, primarily due to the prospect of renewed stimulus by Japan’s Central Bank and a beneficial exchange rate. Emerging market stocks lagged on concerns about China’s slowing economic growth as well as political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.70% in October 2012 to a high of 3.00% in September 2013 on anticipation of the tapering of Fed policy, but fell to 2.54% by the end of October as those concerns faded. The broadly based Barclays U.S. Aggregate Bond Index posted a total return of -1.1% for the reporting period. Long-duration benchmarks showed negative relative performance, with the Barclays Long U.S. Treasury Index down 9.3%. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield and emerging market benchmarks. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, such as the fears of a possible default of Puerto Rico, the third-largest municipal issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	27.18%
Russell 1000® Growth	28.30%
Russell 1000® Value	28.29%
Russell 2000®	36.28%
MSCI World ex USA	24.65%
MSCI Emerging Markets	6.53%
Barclays U.S. Aggregate Bond	-1.08%
Barclays U.S. 10-20 Year Treasury Bond	-5.23%
Barclays U.S. 1-3 Year Government/Credit Bond	0.77%
Barclays Municipal Bond	-1.72%
Barclays U.S. Corporate High Yield	8.87%
Barclays Emerging Markets USD Aggregate Bond	-1.24%

3

Fund Commentary	Nationwide Alternatives Allocation Fund

For the annual period ended October 31, 2013, the Nationwide Alternatives Allocation Fund (Institutional Class) returned 1.28% versus 10.34% for its composite benchmark, 50% Barclays Global Aggregate Bond Index and 50% MSCI All Country World IndexSM. For broader comparison, the average return for the Fund’s closest Lipper peer category of Global Flexible Portfolio Funds (consisting of 425 funds as of October 31, 2013) was 10.11% for the same time period.

The Fund is designed to provide investors with exposure to seven alternative asset classes with investment performance that may have a low correlation to the performance of more traditional asset classes (e.g., stocks of U.S. and international developed-country issuers and investment-grade bonds issued in the U.S.). These seven asset classes are global real estate stocks, emerging market stocks, emerging market bonds, international (developed market) bonds, U.S. high-yield bonds, U.S. Treasury Inflation-Protected Securities (TIPS) and commodities. The Fund seeks to achieve its objective by investing in a professionally selected mix of these different alternative asset classes that the Fund’s investment adviser believes offer the risk and return characteristics that may provide a complement to an investor’s investments in more traditional asset classes.

From a macroeconomic standpoint, the period was arguably dominated by statements from the U.S. Federal Reserve (Fed) supporting its pace of asset purchases to bolster the economy, then wavering on the subject, and eventually reaffirming its intent to support the economy by maintaining its current pace. Along the way, the Fund’s returns from these seven asset classes reacted sharply to each of these changes in direction and wound up mixed over the 12-month period. Double-digit returns were posted by the U.S. high-yield bond and global real estate sleeves, and smaller positive returns were generated by emerging market equities and international developed market bonds. U.S. high yield continued a string of strong quarterly returns (briefly interrupted in May and June) for this asset class as investors seeking higher bond yields and willing to trade higher credit risk for lower interest-rate risk have driven strong flows into this class. Global real estate gained as commercial real estate markets in Europe rebounded strongly during the quarter while U.S. markets were slightly positive.

The Fund sleeves representing commodities, TIPS and emerging market debt posted negative returns. The commodities sleeve was adversely affected by, among other things, slackening demand for precious and industrial metals as slowing growth took hold in China, Brazil and other emerging market economies. Both TIPS and emerging market debt were adversely affected by the gradual rise in longer-term bond prices (as noted above). In the case of TIPS, inflation remained relatively low in the U.S., causing “real” yields (current yield minus current inflation level) to be negative and a disincentive to investment. In the case of emerging market debt, the slowing of inflows of foreign capital to many of these markets and the strengthening of the U.S. dollar against certain currencies further combined to reduce returns.

The returns from the Fund’s investments in the U.S. high-yield and global real estate sleeves, combined with their relatively significant allocations within the Fund, made them the largest contributors to the Fund’s return during the period, as shown in the chart below.

The negative returns from the Fund’s investments in the commodities and TIPS sleeves were the largest detractors from the Fund’s return during the period, as shown in the chart below.

Subadviser:

Goldman Sachs Asset Management, L.P.

Portfolio Managers:

Gary Chropuvka, Matthew Hoehn and Amna Qaiser

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The Fund is designed to provide asset allocation across several types of alternative investments in an attempt to achieve performance that may have a low correlation to the performance of more traditional investments. The Fund consists of separate sleeves to represent the investments in each of the different asset classes. Each sleeve invests in securities and derivatives with the goal of matching the investment characteristics and performance of a specified asset class benchmark index.

4

Fund Commentary (con’t)	Nationwide Alternatives Allocation Fund

The Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds. The Fund may invest in more aggressive investments such as foreign securities (which are volatile, harder to price and less liquid than U.S. securities) and real estate investment trusts (REITs) (which include possible declines in the value of real estate and the relative lack of liquidity associated with investments in real estate).

The Fund also invests in derivatives (many of which create investment leverage and are highly volatile). Substantially all of the Fund’s exposure to commodities will be through investing in commodity-linked notes, which are derivatives. Investing in commodities and commodity-linked investments may expose the Fund to increased volatility and decreased liquidity. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

The Fund is a nondiversified fund, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. The Fund is not intended to serve as a complete investment program. There is no assurance that the investment objective of the Fund will be achieved.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Actual Asset Class Allocations

(as of October 31, 2013)

International Bonds	24%
Commodities	17%
High-Yield Bonds	15%
Emerging Market Bonds	15%
Global Real Estate Stocks	11%
Emerging Market Stocks	10%
Treasury Inflation-Protected Securities	8%
100%

Asset class allocations are stated as a percentage of the Fund’s total net assets. Allocations may change over time in order for the Fund to meet its objective or due to market and/or economic conditions.

Contributions of Underlying Asset Classes to Fund Performance

(For the year ended October 31, 2013)

The contribution of underlying asset classes to Fund performance is based on target asset class allocations through the reporting period. Nationwide Fund Advisors (NFA), the investment adviser to the Fund, applies a long-term investment horizon with respect to the Fund, and allocation changes are not likely to be made in response to short-term market conditions. NFA may add or delete asset classes or change allocations at any time and without notice. For more information, refer to the Fund’s prospectus.

5

Fund Overview	Nationwide Alternatives Allocation Fund

Objective

The Fund seeks to provide total return.

Highlights

•	International bonds, high-yield bonds, global real estate stocks and emerging market stocks contributed positively to overall Fund performance over the one-year period.

•	TIPS, emerging market bonds and commodities detracted from overall Fund performance over the one-year period.

•	High-yield bonds and global real estate stocks both posted double-digit positive returns and contributed the most to the Fund’s overall performance.

Asset Allocation†

Mutual Fund	41.6%
U.S. Treasury Note	32.2%
Common Stocks	12.3%
U.S. Treasury Bonds	7.0%
Commodity-Linked Notes	4.8%
Purchased Options	0.1%
Other assets in excess of liabilities	2.0%
100.0%

Top Industries††

Real Estate Investment Trusts (REITs)	10.2%
Real Estate Management & Development	2.3%
Other Industries	87.5%
100.0%

Top Holdings††

Fidelity Institutional Money Market Fund — Institutional Class	42.4%
U.S. Treasury Note, 3.13%, 05/15/19	32.9%
JPMorgan Chase Bank, NA Commodity Note	3.5%
Bank of America Corp. Commodity Note	0.9%
Simon Property Group, Inc.	0.7%
Mitsui Fudosan Co., Ltd.	0.4%
Unibail-Rodamco SE	0.4%
U.S. Treasury Inflation Indexed Bonds, 0.13%, 04/15/17	0.4%
Public Storage	0.4%
Brookfield Asset Management, Inc., Class A	0.3%
Other Holdings	17.7%
100.0%

Top Countries††

United States	93.9%
Japan	1.1%
United Kingdom	0.9%
Australia	0.8%
France	0.7%
Canada	0.5%
Hong Kong	0.5%
Singapore	0.5%
Liechtenstein	0.2%
Netherlands	0.1%
Other Countries	0.8%
100.0%

†	Percentages indicated are based upon net assets as of October 31, 2013.

††	Percentages indicated are based upon total investments as of October 31, 2013.

6

Fund Performance	Nationwide Alternatives Allocation Fund

Average Annual Total Return

(For periods ended October 31, 2013)		1 Yr.	Inception[5]
Class A	w/o SC1	1.07%	(0.69)%
	w/SC2	(3.21)%	(2.56)%
Class C	w/o SC1	0.31%	(1.38)%
	w/SC3	(0.69)%	(1.38)%
Institutional Service Class[4]		1.38%	(0.38)%
Institutional Class[4]		1.28%	(0.42)%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on performance data.

[1]	These returns do not reflect the effects of SCs.

[2]	Prior to October 29, 2013, a 4.25% front-end sales charge was deducted. Effective October 29, 2013, a 2.25% front-end sales charge was deducted.

[3]	A 1.00% contingent deferred sales charge was deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.

[4]	Not subject to any SCs.

[5]	Since inception date of July 25, 2011.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class A	1.16%	0.97%
Class C	1.66%	1.47%
Institutional Service Class	0.91%	0.72%
Institutional Class	0.66%	0.47%

* Current effective prospectus dated March 1, 2013. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2014. Please see the Fund's most recent prospectus for details.

7

Fund Performance (cont.)	Nationwide Alternatives Allocation Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Institutional Class shares of the Nationwide Alternatives Allocation Fund from inception through 10/31/13 versus the Barclays Global Aggregate Bond Index, the MSCI All Country World IndexSM, the Composite Index* and the Consumer Price Index (CPI) from 8/1/11 through 10/31/13. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund’s asset classes according to its respective weighting. The Composite Index comprises 50% Barclays Global Aggregate Bond Index and 50% MSCI All Country World Index.

8

Shareholder Expense Example	Nationwide Alternatives Allocation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (May 1, 2013) and continued to hold your shares at the end of the reporting period (October 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from May 1, 2013 through October 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from May 1, 2013 through October 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Alternatives Allocation Fund October 31, 2013			Beginning Account Value ($) 05/01/13	Ending Account Value ($) 10/31/13	Expenses Paid During Period ($) 05/01/13 - 10/31/13	Expense Ratio During Period (%) 05/01/13 - 10/31/13
Class A Shares	Actual	[a]	1,000.00	971.30	3.53	0.71
	Hypothetical	[a,b]	1,000.00	1,021.63	3.62	0.71
Class C Shares	Actual	[a]	1,000.00	968.00	6.94	1.40
	Hypothetical	[a,b]	1,000.00	1,018.15	7.12	1.40
Institutional Service Class Shares	Actual	[a]	1,000.00	973.30	1.99	0.40
	Hypothetical	[a,b]	1,000.00	1,023.19	2.04	0.40
Institutional Class Shares	Actual	[a]	1,000.00	971.30	1.99	0.40
	Hypothetical	[a,b]	1,000.00	1,023.19	2.04	0.40

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2013 through October 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

October 31, 2013

Nationwide Alternatives Allocation Fund

Common Stocks 12.3%

	Shares	Market Value

Real Estate Investment Trusts (REITs) 10.0%
Acadia Realty Trust	2,888	$77,023
Activia Properties, Inc.	20	174,415
Alexandria Real Estate Equities, Inc.	9,363	615,898
American Campus Communities, Inc.	13,287	459,199
Apartment Investment & Management Co., Class A	17,018	476,164
Artis Real Estate Investment Trust	4,300	59,470
Ascendas Real Estate Investment Trust	286,000	543,782
Ashford Hospitality Trust, Inc.	7,913	103,344
Associated Estates Realty Corp.	4,262	65,379
AvalonBay Communities, Inc.	14,670	1,834,483
Befimmo SCA Sicafi	655	46,938
Beni Stabili SpA	45,913	31,430
Big Yellow Group PLC	3,258	24,401
BioMed Realty Trust, Inc.	25,010	498,199
Boardwalk Real Estate Investment Trust	2,700	153,587
Boston Properties, Inc.	18,485	1,913,198
Brandywine Realty Trust	25,270	359,592
BRE Properties, Inc.	8,254	450,751
British Land Co. PLC	126,134	1,257,987
BWP Trust	10,844	23,603
Calloway Real Estate Investment Trust	7,500	180,550
Cambridge Industrial Trust	32,641	18,362
Camden Property Trust	9,502	610,028
Canadian Apartment Properties REIT	4,400	90,857
Canadian Real Estate Investment Trust	3,900	158,858
CapitaCommercial Trust	289,000	341,971
Capital Property Fund	153,134	163,117
CapitaMall Trust	328,000	532,736
CBL & Associates Properties, Inc.	24,562	486,573
Cedar Realty Trust, Inc.	11,852	67,675
CFS Retail Property Trust Group	285,031	557,833
Champion REIT	95,000	42,341
Charter Hall Retail REIT	17,463	66,673
Chartwell Retirement Residences	7,100	72,999
Cofinimmo	2,500	301,966
Commonwealth Property Office Fund	286,575	324,221
CommonWealth REIT	12,753	310,791
Corio NV	12,347	537,471
Corporate Office Properties Trust	14,151	348,115
Cousins Properties, Inc.	20,989	237,805
CubeSmart	13,580	248,107
Daiwa Office Investment Corp.	23	101,874
DCT Industrial Trust, Inc.	38,778	300,530
DDR Corp.	29,775	504,686
Derwent London PLC	7,967	319,800
Dexus Property Group	646,419	662,465
DiamondRock Hospitality Co.	21,689	247,038
Digital Realty Trust, Inc.	15,395	733,726
Douglas Emmett, Inc.	14,931	372,230
Duke Realty Corp.	43,631	722,966
DuPont Fabros Technology, Inc.	7,388	183,592
EastGroup Properties, Inc.	3,537	225,165

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Education Realty Trust, Inc.	9,171	$83,823
Equity Lifestyle Properties, Inc.	7,582	288,040
Equity One, Inc.	8,726	210,384
Equity Residential	40,695	2,130,790
Essex Property Trust, Inc.	3,874	623,714
Eurocommercial Properties NV	4,452	189,163
Extra Space Storage, Inc.	11,761	540,888
Federal Realty Investment Trust	6,872	711,939
FelCor Lodging Trust, Inc. *	10,364	69,646
First Industrial Realty Trust, Inc.	15,659	282,958
First Potomac Realty Trust	5,002	61,475
Fonciere des Regions	5,972	511,446
Fountainhead Property Trust	132,152	101,683
Franklin Street Properties Corp.	5,685	75,042
Frasers Commercial Trust	12,000	12,443
Frontier Real Estate Investment Corp.	25	249,796
Fukuoka REIT Co.	7	57,755
Gecina SA	3,586	478,537
General Growth Properties, Inc.	66,244	1,406,360
Glimcher Realty Trust	21,997	225,469
Goodman Group	189,972	907,874
Goodman Property Trust	1,658	1,409
GPT Group	189,331	659,873
Great Portland Estates PLC	50,827	466,411
Growthpoint Properties Ltd.	189,125	480,924
H&R Real Estate Investment Trust	17,980	372,482
Hammerson PLC	90,288	765,076
HCP, Inc.	55,327	2,296,071
Health Care REIT, Inc.	35,133	2,278,375
Healthcare Realty Trust, Inc.	11,626	279,140
Hersha Hospitality Trust	23,541	133,477
Highwoods Properties, Inc.	10,692	412,711
Home Properties, Inc.	5,581	336,590
Hospitality Properties Trust	19,552	574,438
Host Hotels & Resorts, Inc.	91,833	1,703,502
Inland Real Estate Corp.	3,592	38,398
Intu Properties PLC	62,801	346,366
Investa Office Fund	101,504	297,984
Is Gayrimenkul Yatirim Ortakligi AS	10,765	7,746
Japan Excellent, Inc.	22	136,014
Japan Prime Realty Investment Corp.	87	289,113
Japan Real Estate Investment Corp.	74	845,443
Japan Retail Fund Investment Corp.	246	498,229
Kenedix Realty Investment Corp.	27	121,290
Kilroy Realty Corp.	9,632	512,037
Kimco Realty Corp.	46,852	1,006,381
Kite Realty Group Trust	6,060	38,784
Kiwi Income Property Trust	4,998	4,518
KLCC Property Holdings Bhd	3,600	7,358
Klepierre	9,678	434,070
Land Securities Group PLC	94,012	1,490,290
LaSalle Hotel Properties	13,324	413,710
Liberty Property Trust	19,134	711,593

10

Statement of Investments (Continued)

October 31, 2013

Nationwide Alternatives Allocation Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Link REIT (The)	256,000	$1,287,845
LTC Properties, Inc.	6,580	259,581
Macerich Co. (The)	16,612	983,597
Mack-Cali Realty Corp.	10,340	212,590
Mapletree Logistics Trust	134,000	117,996
Mercialys SA	1,601	34,541
Mid-America Apartment Communities, Inc.	7,700	511,280
Mori Hills REIT Investment Corp.	25	175,451
MORI TRUST Sogo Reit, Inc.	18	160,085
Nippon Building Fund, Inc.	86	1,063,897
Nomura Real Estate Office Fund, Inc.	43	212,420
Orix JREIT, Inc.	161	200,778
Parkway Properties, Inc.	2,946	53,352
Pebblebrook Hotel Trust	4,134	124,847
Pennsylvania Real Estate Investment Trust	12,470	226,081
Piedmont Office Realty Trust, Inc., Class A	14,272	263,747
Post Properties, Inc.	5,622	257,150
Premier Investment Corp.	16	65,534
Prologis, Inc.	59,982	2,396,281
PS Business Parks, Inc.	847	69,022
Public Storage	17,013	2,840,661
Ramco-Gershenson Properties Trust	7,583	123,300
Regency Centers Corp.	12,435	642,392
RioCan Real Estate Investment Trust	19,000	463,770
Rouse Properties, Inc.	5,476	110,725
SA Corporate Real Estate Fund	334,984	133,810
Segro PLC	91,294	478,156
Senior Housing Properties Trust	22,486	554,055
Shaftesbury PLC	19,702	187,604
Simon Property Group, Inc.	37,144	5,740,605
SL Green Realty Corp.	11,098	1,049,538
Sovran Self Storage, Inc.	3,326	254,406
Starhill Global REIT	13,000	8,467
Sun Communities, Inc.	6,056	269,916
Sunstone Hotel Investors, Inc.	25,168	333,476
Suntec Real Estate Investment Trust	337,000	463,841
Sycom Property Fund	2,648	6,990
Tanger Factory Outlet Centers	9,396	327,451
Taubman Centers, Inc.	7,905	520,070
Tokyu REIT, Inc.	21	129,757
Top REIT, Inc.	10	46,664
UDR, Inc.	27,841	690,735
Unibail-Rodamco SE	12,009	3,137,582
United Urban Investment Corp.	289	441,082
Universal Health Realty Income Trust	3,195	140,324
Vastned Retail NV	3,099	143,212
Ventas, Inc.	35,586	2,321,631
Vornado Realty Trust	21,434	1,908,912
Washington Real Estate Investment Trust	6,967	182,605
Weingarten Realty Investors	14,778	468,906
Wereldhave NV	1,762	136,908

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Westfield Group	240,403	$2,460,164
Westfield Retail Trust	322,403	940,621
Workspace Group PLC	3,876	30,415

		82,785,818

Real Estate Management & Development 2.3%
Aeon Mall Co., Ltd.	13,730	389,945
Atrium European Real Estate Ltd.	5,530	33,082
Ayala Land, Inc.	654,400	445,496
BR Malls Participacoes SA	62,000	600,571
Brookfield Asset Management, Inc., Class A	69,900	2,767,441
Brookfield Office Properties, Inc.	29,400	549,285
CA Immobilien Anlagen AG *	6,666	101,371
Capital & Counties Properties PLC	73,316	407,764
CapitaLand Ltd.	341,000	854,373
Castellum AB	23,796	365,382
Central Pattana PCL	158,900	244,401
Daibiru Corp.	14,700	187,331
Echo Investment SA *	13,101	29,578
Fabege AB	20,886	240,314
First Capital Realty, Inc.	5,400	93,846
Forest City Enterprises, Inc., Class A *	18,558	375,985
Global Logistic Properties Ltd.	381,000	945,758
Grainger PLC	13,715	42,830
GuocoLand Ltd.	11,000	19,916
Hang Lung Group Ltd.	83,000	439,072
Hang Lung Properties Ltd.	266,000	875,972
Heiwa Real Estate Co., Ltd.	9,300	168,448
Hongkong Land Holdings Ltd.	137,000	844,596
Hulic Co., Ltd.	38,900	618,989
Hysan Development Co., Ltd.	62,342	291,624
Immofinanz AG *	131,707	576,822
Kerry Properties Ltd.	70,000	303,558
Kungsleden AB	17,608	129,332
Mitsui Fudosan Co., Ltd.	107,000	3,544,472
NTT Urban Development Corp.	19,600	250,201
PSP Swiss Property AG *	4,276	367,517
Robinsons Land Corp.	52,700	27,645
SM Prime Holdings, Inc.	894,875	396,408
Swiss Prime Site AG *	6,670	505,041
Tokyu Fudosan Holdings Corp. *	51,700	507,904
Wheelock & Co., Ltd.	107,000	546,055

		19,088,325

Total Common Stocks (cost $97,047,646)		101,874,143

11

Statement of Investments (Continued)

October 31, 2013

Nationwide Alternatives Allocation Fund (Continued)

U.S. Treasury Bonds 7.0%

	Principal Amount†	Market Value

U.S. Treasury Inflation Indexed Bonds
0.13%, 04/15/16 (a)	$2,392,000	$2,602,977
0.13%, 04/15/17 (a)	2,770,000	2,949,424
0.13%, 04/15/18	2,120,000	2,218,976
0.13%, 01/15/22 (a)	2,575,000	2,639,180
0.13%, 07/15/22 (a)	2,557,000	2,574,109
0.13%, 01/15/23	2,557,000	2,532,156
0.38%, 07/15/23	936,000	940,220
0.50%, 04/15/15	1,324,000	1,457,898
0.63%, 07/15/21 (a)	2,235,300	2,423,542
0.63%, 02/15/43	997,000	840,041
0.75%, 02/15/42	1,441,000	1,288,497
1.13%, 01/15/21 (a)	2,287,000	2,641,879
1.25%, 07/15/20 (a)	2,019,000	2,379,009
1.38%, 07/15/18	934,000	1,116,345
1.38%, 01/15/20	1,183,000	1,408,595
1.63%, 01/15/15	1,185,000	1,495,886
1.63%, 01/15/18	1,023,000	1,258,761
1.75%, 01/15/28	974,000	1,221,914
1.88%, 07/15/15	1,060,000	1,341,845
1.88%, 07/15/19	946,000	1,178,517
2.00%, 01/15/16	1,060,000	1,334,349
2.00%, 01/15/26	1,247,000	1,699,700
2.12%, 02/15/40	946,000	1,221,008
2.13%, 01/15/19	920,000	1,141,539
2.13%, 02/15/41	1,496,000	1,908,500
2.38%, 01/15/17	1,075,000	1,383,458
2.38%, 01/15/25	1,746,000	2,592,850
2.38%, 01/15/27	1,028,000	1,437,349
2.50%, 07/15/16	1,248,000	1,594,329
2.50%, 01/15/29	882,000	1,185,963
2.63%, 07/15/17	873,000	1,119,660
3.38%, 04/15/32	313,000	579,637
3.63%, 04/15/28	1,045,000	2,093,555
3.88%, 04/15/29	1,215,000	2,485,052

Total U.S. Treasury Bonds (cost $58,316,231)		58,286,720

U.S. Treasury Note 32.2%
U.S. Treasury Note, 3.13%, 05/15/19	245,766,000	267,347,327

Total U.S. Treasury Note (cost $267,886,293)		267,347,327

Commodity-Linked Notes 4.8%
Bank of America Corp. Commodity Note, one-month U.S. Dollar LIBOR due 05/01/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return) (b)(c)(d)	9,800,000	7,500,215

Commodity-Linked Notes (continued)

	Principal Amount	Market Value

JPMorgan Chase Bank, NA Commodity Note, three-month U.S. Dollar LIBOR-0.10% due 03/24/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return) (b)(c)(d)	$300,000	$234,009
JPMorgan Chase Bank, NA Commodity Note, three-month U.S. Dollar LIBOR-0.10% due 04/01/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return) (b)(c)(d)	440,00	352,960
JPMorgan Chase Bank, NA Commodity Note, three-month U.S. Dollar LIBOR-0.10% due 05/30/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return) (b)(c)(d)	250,000	219,455
JPMorgan Chase Bank, NA Commodity Note, three-month U.S. Dollar LIBOR-0.10% due 08/04/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return) (b)(c)(d)	290,000	289,141
JPMorgan Chase Bank, NA Commodity Note, three-month U.S. Dollar LIBOR-0.10% due 10/27/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return) (b)(c)(d)	29,970,000	28,367,548
JPMorgan Chase Bank, NA Commodity Note, three-month U.S. Dollar LIBOR-0.10% due 11/03/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return) (b)(c)(d)	1,720,000	1,694,530
UBS AG Commodity Note, one-month U.S. Dollar LIBOR due 04/24/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return) (b)(c)(d)	250,000	188,246
UBS AG Commodity Note, one-month U.S. Dollar LIBOR due 06/20/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return) (b)(c)(d)	250,000	219,513

12

Statement of Investments (Continued)

October 31, 2013

Nationwide Alternatives Allocation Fund (Continued)

Commodity-Linked Notes (continued)

	Principal Amount	Market Value

UBS AG Commodity Note, three-month U.S. Dollar LIBOR due 08/22/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return) (b)(c)(d)	$450,000	$436,061
UBS AG Commodity Note, three-month U.S. Dollar LIBOR due 10/15/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return) (b)(c)(d)	250,000	231,808
UBS AG Commodity Note, three-month U.S. Dollar LIBOR due 09/08/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return) (b)(c)(d)	330,000	346,737

Total Commodity-Linked Notes (cost $44,300,000)		40,080,223

Purchased Options 0.1%

	Number of Contracts

Call Options 0.1%
KOSPI 200 Index, Expires 12/12/13, Strike Price KRW 265.53 *	83	245,308
KOSPI 200 Index, Expires 12/12/13, Strike Price KRW 263.70 *	3	10,569
KOSPI 200 Index, Expires 12/12/13, Strike Price KRW 260.25 *	33	155,286
KOSPI 200 Index, Expires 12/12/13, Strike Price KRW 262.70 *	1	3,852
SET50 Index, Expires 12/27/13, Strike Price THB 969.50 *	4	7,316
SET50 Index, Expires 12/27/13, Strike Price THB 987.37 *	32	47,835
SET50 Index, Expires 12/27/13, Strike Price THB 972.25 *	76	134,906

Total Purchased Options (cost $4,692)		605,072

Mutual Fund 41.6%

	Shares	Market Value

Money Market Fund 41.6%
Fidelity Institutional Money Market Fund — Institutional Class, 0.08% (e)	345,109,370	$345,109,370

Total Mutual Fund (cost $345,109,370)		345,109,370

Total Investments (cost $812,664,232) (f) — 98.0%		813,302,855

Other assets in excess of liabilities — 2.0%		16,801,380

NET ASSETS — 100.0%		$830,104,235

* Denotes a non-income producing security.
† Principal amounts are not adjusted for inflation.
(a) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(b) Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on October 31, 2013. The maturity date represents the actual maturity date.

(c)  Security is linked to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return. Security does not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Index 3 Month Forward Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

(d)  Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at October 31, 2013 was $40,080,223 which represents 4.83% of net assets.

(e) Represents 7-day effective yield as of October 31, 2013.
(f) See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AB Stock Company
AG Stock Corporation
AS Stock Corporation
Bhd Public Limited Company

13

Statement of Investments (Continued)

October 31, 2013

Nationwide Alternatives Allocation Fund (Continued)

KOSPI Korean Composite Stock Price Index
KRW South Korean Won
LIBOR London Interbank Offered Rate
Ltd. Limited
NA National Association
NV Public Traded Company
PCL Public Company Limited
PLC Public Limited Company
REIT Real Estate Investment Trust
SA Stock Company
SCA Limited partnership with share capital
SE European Public Limited Liability Company
SET Stock Exchange of Thailand
SpA Limited Share Company
THB Thailand Baht

At October 31, 2013, the Fund’s open written options contracts were as follows:

Put Options

Number of contracts	Description	Counterparty	Expiration Date	Premiums Paid/(Received)	Value at October 31, 2013	Unrealized Appreciation/ (Depreciation)
83	KOSPI 200 Index (Strike Price KRW 265.53)	Credit Suisse International	12/12/13	$—	$(158,670)	$(158,670)
3	KOSPI 200 Index (Strike Price KRW 263.70)	Credit Suisse International	12/12/13	—	(4,863)	(4,863)
33	KOSPI 200 Index (Strike Price KRW 260.25)	Credit Suisse International	12/12/13	—	(39,036)	(39,036)
1	KOSPI 200 Index (Strike Price KRW 262.70)	Credit Suisse International	12/12/13	—	(1,480)	(1,480)
4	SET50 Index (Strike Price THB 969.50)	Credit Suisse International	12/27/13	—	(4,604)	(4,604)
76	SET50 Index (Strike Price THB 972.25)	Credit Suisse International	12/27/13	—	(90,081)	(90,081)
32	SET50 Index (Strike Price THB 987.37)	Credit Suisse International	12/27/13	—	(44,442)	(44,442)

				$—	$(343,176)	$(343,176)

Amounts designated as “—” are zero or have been rounded to zero.

At October 31, 2013, the Fund’s open swap contracts were as follows:

Credit default swaps on sovereign issues — sell protection1

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Notional Amount[2]	Implied Credit Spread as of October 31, 2013[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	Federal Republic of Brazil	1.00%	$3,600,000	1.487%	12/20/17	$(11,443)	$(54,464)
Bank of America Corp.	Republic of Colombia	1.00	100,000	0.955	06/20/17	(1,586)	1,862
Bank of America Corp.	Republic of Indonesia	1.00	3,600,000	1.382	06/20/17	(111,871)	67,416

14

Statement of Investments (Continued)

October 31, 2013

Nationwide Alternatives Allocation Fund (Continued)

Credit default swaps on sovereign issues — sell protection1 (continued)

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Notional Amount[2]	Implied Credit Spread as of October 31, 2013[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	Republic of Indonesia	1.00%	$1,400,000	1.523%	12/20/17	$(27,060)	$(438)
Bank of America Corp.	Republic of Philippines	1.00	1,000,000	0.597	06/20/17	(22,968)	38,632
Bank of America Corp.	Republic of Philippines	1.00	500,000	0.688	12/20/17	(5,078)	12,012
Credit Suisse International	Republic of Colombia	1.00	100,000	0.850	12/20/16	(2,873)	3,456
Credit Suisse International	Republic of Colombia	1.00	9,100,000	1.242	12/20/18	(140,999)	43,085
Credit Suisse International	Republic of Indonesia	1.00	200,000	1.195	12/20/16	(5,834)	4,863
Credit Suisse International	Republic of Indonesia	1.00	200,000	1.295	03/20/17	(6,541)	4,823
Credit Suisse International	Republic of Indonesia	1.00	100,000	1.295	03/20/17	(2,156)	1,298
Credit Suisse International	Republic of Panama	1.00	100,000	0.790	09/20/16	(55)	774
Credit Suisse International	Republic of Panama	1.00	3,100,000	1.181	12/20/18	(48,033)	24,052
Credit Suisse International	Republic of Peru	1.00	500,000	0.861	09/20/16	(6,063)	8,642
Credit Suisse International	Republic of Peru	1.00	100,000	0.861	09/20/16	(684)	1,200
Credit Suisse International	Republic of Peru	1.00	1,200,000	0.998	06/20/17	(25,919)	27,411
Credit Suisse International	Republic of Peru	1.00	5,000,000	1.282	12/20/18	(110,834)	47,390
Credit Suisse International	Republic of Philippines	1.00	200,000	0.448	09/20/16	(3,222)	6,637
Credit Suisse International	Republic of Philippines	1.00	200,000	0.478	12/20/16	(8,899)	12,397
Credit Suisse International	Republic of Turkey	1.00	1,800,000	1.363	09/20/16	(78,529)	62,054
Credit Suisse International	Republic of Turkey	1.00	100,000	1.363	09/20/16	(2,392)	1,478
Credit Suisse International	Republic of Turkey	1.00	600,000	1.452	03/20/17	(27,246)	18,993
Credit Suisse International	Republic of Venezuela	5.00	1,200,000	9.476	09/20/16	(214,200)	89,741
Credit Suisse International	Republic of Venezuela	5.00	100,000	9.476	09/20/16	(9,811)	(561)
Credit Suisse International	Republic of Venezuela	5.00	100,000	9.499	12/20/16	(11,217)	35
Credit Suisse International	Republic of Venezuela	5.00	200,000	9.545	03/20/17	(13,883)	(10,169)
Credit Suisse International	Russia Foreign Bond	1.00	1,500,000	1.097	09/20/16	(33,229)	30,834
Credit Suisse International	Russia Foreign Bond	1.00	100,000	1.097	09/20/16	(1,161)	1,002
Deutsche Bank AG	Federal Republic of Brazil	1.00	1,100,000	1.191	09/20/16	(7,230)	2,519
Deutsche Bank AG	Federal Republic of Brazil	1.00	100,000	1.191	09/20/16	(414)	(14)
Deutsche Bank AG	Federal Republic of Brazil	1.00	4,100,000	1.382	06/20/17	(80,281)	29,416
Deutsche Bank AG	Federal Republic of Brazil	1.00	16,800,000	1.727	12/20/18	(593,078)	19,386
Deutsche Bank AG	Republic of Indonesia	1.00	11,500,000	1.909	12/20/18	(809,756)	321,182
Deutsche Bank AG	Republic of Panama	1.00	800,000	0.790	09/20/16	(1,173)	6,921
Deutsche Bank AG	Republic of Peru	1.00	2,400,000	1.076	12/20/17	0	(4,580)
Deutsche Bank AG	Republic of Philippines	1.00	14,300,000	0.933	12/20/18	(151,164)	215,584
Deutsche Bank AG	Republic of Turkey	1.00	200,000	1.452	03/20/17	(11,436)	8,685
Deutsche Bank AG	Republic of Turkey	1.00	2,300,000	1.599	12/20/17	(56,487)	4,287
Deutsche Bank AG	Republic of Turkey	1.00	22,100,000	1.854	12/20/18	(1,201,298)	315,594
Deutsche Bank AG	Republic of Venezuela	5.00	3,600,000	9.585	06/20/17	(331,416)	(131,402)
Deutsche Bank AG	Republic of Venezuela	5.00	900,000	9.650	12/20/17	(80,879)	(48,816)
Deutsche Bank AG	Republic of Venezuela	5.00	23,000,000	9.771	12/20/18	(3,597,035)	(373,257)
Deutsche Bank AG	Russia Foreign Bond	1.00	200,000	1.205	03/20/17	(10,753)	9,620
Deutsche Bank AG	Russia Foreign Bond	1.00	2,200,000	1.265	06/20/17	(97,329)	79,156
Deutsche Bank AG	Russia Foreign Bond	1.00	600,000	1.361	12/20/17	(11,285)	3,288
Deutsche Bank AG	Russia Foreign Bond	1.00	14,700,000	1.616	12/20/18	(505,193)	80,748
Deutsche Bank AG	United Mexican States	1.00	3,900,000	0.754	06/20/17	(57,876)	96,886
Deutsche Bank AG	United Mexican States	1.00	21,700,000	1.047	12/20/18	(210,863)	185,701
UBS AG	Federal Republic of Brazil	1.00	300,000	1.318	03/20/17	(5,689)	2,876
UBS AG	Republic of Indonesia	1.00	1,100,000	1.133	09/20/16	(18,400)	15,522
UBS AG	Republic of Indonesia	1.00	100,000	1.133	09/20/16	(970)	709
UBS AG	Republic of Panama	1.00	100,000	0.790	09/20/16	(1,014)	1,733
UBS AG	Republic of Panama	1.00	500,000	0.875	03/20/17	(7,617)	10,286

15

Statement of Investments (Continued)

October 31, 2013

Nationwide Alternatives Allocation Fund (Continued)

Credit default swaps on sovereign issues — sell protection1 (continued)

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Notional Amount[2]	Implied Credit Spread as of October 31, 2013[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
UBS AG	Republic of Panama	1.00%	$1,900,000	0.924%	06/20/17	$(30,833)	$38,245
UBS AG	Republic of Peru	1.00	300,000	0.894	12/20/16	(3,826)	5,161
UBS AG	Republic of Peru	1.00	100,000	0.949	03/20/17	(2,266)	2,552
UBS AG	Republic of Philippines	1.00	600,000	0.448	09/20/16	(9,754)	20,000
UBS AG	Republic of Philippines	1.00	100,000	0.448	09/20/16	(884)	2,592
UBS AG	Republic of Turkey	1.00	100,000	1.363	09/20/16	(2,745)	1,830
UBS AG	Republic of Turkey	1.00	4,100,000	1.508	06/20/17	(201,009)	132,187
UBS AG	Russia Foreign Bond	1.00	300,000	1.138	12/20/16	(9,236)	8,308

						$(9,042,975)	$1,507,360

Centrally cleared credit default swaps on credit indices — sell protection1

Reference Entity	Fixed Annual Rate Paid by Fund	Notional Amount[2]	Implied Credit Spread as of October 31, 2013[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Index Series 20	5.00%	$116,220,000	3.534%	12/20/18	$5,578,102	$2,725,090

					$5,578,102	$2,725,090

CDX Credit Default Swap Index

1	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
4	Upfront premiums generally related to payments received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

At October 31, 2013, the Fund has $120,000 and $11,540,000 segregated as collateral with Bank of America Corp. and Deutsche Bank AG, respectively, for open credit default swap contracts.

Equity Swaps

Counterparty	Reference Entity	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Bovespa Index	12/18/13	BRL	25,218,276	$237,414
Credit Suisse International	FTSE KLCI Index	11/29/13	MYR	16,679,636	(43,257)
Credit Suisse International	ISE 30 Index	12/31/13	TRY	4,551,097	(38,428)
Credit Suisse International	RTS Index	12/16/13		$5,701,827	213,833
Credit Suisse International	WIG20 Index	12/20/13	PLN	3,849,921	65,327

					$434,889

16

Statement of Investments (Continued)

October 31, 2013

Nationwide Alternatives Allocation Fund (Continued)

BRL Brazilian Real
FTSE Financial Times Stock Exchange
ISE Istanbul Stock Exchange
KLCI Kuala Lumpur Composite Index
MYR Malaysia Ringgit
PLN Poland Zloty
RTS Russian Trading System
TRY Turkish Lira
WIG Warsaw Stock Exchange

At October 31, 2013, the Fund has $2,120,000 segregated as collateral with Credit Suisse International for open written options, credit default swaps, and equity swaps contracts.

At October 31, 2013, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
49	Australian 10 Year Bond Future	12/16/13	$5,396,819	$411
54	Canadian 10 Year Bond Future	12/18/13	6,802,762	120,130
1,005	EURO-BOBL Future	12/06/13	170,963,058	1,764,761
170	FTSE/JSE Top 40 Future	12/19/13	6,921,081	168,729
263	H-Shares Index Future	11/28/13	18,041,603	794,785
34	Japan 10 Year Bond Treasury Future	12/11/13	50,161,497	440,512
62	Long GILT Future	12/27/13	11,060,445	126,982
180	Mexican Bolsa Index Future	12/20/13	5,654,433	(27,829)
353	MSCI Taiwan Index Future	11/28/13	10,515,870	12,532
476	SGX S&P CNX Nifty Future	11/28/13	6,019,496	93,684

			$291,537,064	$3,494,697

BOBL Bundesobligationen (Federal Republic of Germany)
CNX CRISIL NSE Index
FTSE Financial Times Stock Exchange
GILT Government Index-Linked Treasury
JSE Johannesburg Stock Exchange
SGX Singapore Exchange

At October 31, 2013, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Brazilian Real	UBS AG	11/04/13	(23,600,000)	$(10,781,179)	$(10,534,774)	$246,405
Turkish Lira	UBS AG	12/18/13	(100,000)	(48,400)	(49,705)	(1,305)

Total Short Contracts				$(10,829,579)	$(10,584,479)	$245,100

17

Statement of Investments (Continued)

October 31, 2013

Nationwide Alternatives Allocation Fund (Continued)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Brazilian Real	UBS AG	11/04/13	600,000	$270,819	$267,833	$(2,986)
Brazilian Real	UBS AG	11/04/13	16,600,000	7,309,234	7,410,053	100,819
Brazilian Real	UBS AG	11/04/13	6,400,000	2,877,116	2,856,888	(20,228)
Brazilian Real	UBS AG	12/03/13	23,600,000	10,708,776	10,461,167	(247,609)
Czech Republic Koruna	UBS AG	12/18/13	2,200,000	115,907	115,802	(105)
Czech Republic Koruna	UBS AG	12/18/13	2,200,000	117,122	115,802	(1,320)
Hong Kong Dollar	UBS AG	12/18/13	40,700,000	5,249,495	5,250,177	682
Hong Kong Dollar	UBS AG	12/18/13	3,000,000	386,956	386,991	35
Hong Kong Dollar	UBS AG	12/18/13	107,400,000	13,853,149	13,854,275	1,126
Hungarian Forint	UBS AG	12/18/13	39,200,000	176,992	179,522	2,530
Hungarian Forint	UBS AG	12/18/13	19,600,000	85,806	89,761	3,955
Indian Rupee	UBS AG	12/18/13	96,800,000	1,449,536	1,558,930	109,394
Indian Rupee	UBS AG	12/18/13	8,800,000	140,340	141,721	1,381
Indian Rupee	UBS AG	12/18/13	237,600,000	3,690,301	3,826,464	136,163
Korean Won	UBS AG	12/18/13	3,935,400,000	3,611,784	3,698,005	86,221
Korean Won	UBS AG	12/18/13	10,869,200,000	10,072,468	10,213,537	141,069
Korean Won	UBS AG	12/18/13	281,100,000	257,961	264,143	6,182
Korean Won	UBS AG	12/18/13	562,200,000	522,182	528,286	6,104
Malaysian Ringgit	UBS AG	12/18/13	300,000	94,212	94,777	565
Malaysian Ringgit	UBS AG	12/18/13	300,000	91,127	94,777	3,650
Malaysian Ringgit	UBS AG	12/18/13	8,700,000	2,675,277	2,748,532	73,255
Malaysian Ringgit	UBS AG	12/18/13	3,300,000	997,612	1,042,547	44,935
Mexican Peso	UBS AG	12/18/13	2,200,000	166,965	168,020	1,055
Mexican Peso	UBS AG	12/18/13	48,400,000	3,661,950	3,696,433	34,483
Mexican Peso	UBS AG	12/18/13	1,100,000	83,366	84,010	644
Mexican Peso	UBS AG	12/18/13	17,600,000	1,327,521	1,344,158	16,637
Polish Zlotych	UBS AG	12/18/13	3,000,000	957,426	971,184	13,758
Polish Zlotych	UBS AG	12/18/13	1,200,000	370,356	388,474	18,118
South African Rand	UBS AG	12/18/13	1,400,000	138,686	138,524	(162)
South African Rand	UBS AG	12/18/13	48,300,000	4,738,313	4,779,073	40,760
South African Rand	UBS AG	12/18/13	1,400,000	138,279	138,524	245
South African Rand	UBS AG	12/18/13	16,800,000	1,658,538	1,662,286	3,748
Taiwan Dollar	UBS AG	12/18/13	3,300,000	112,841	112,433	(408)
Taiwan Dollar	UBS AG	12/18/13	3,300,000	111,993	112,433	440
Taiwan Dollar	UBS AG	12/18/13	85,800,000	2,909,215	2,923,270	14,055
Taiwan Dollar	UBS AG	12/18/13	231,000,000	7,851,801	7,870,341	18,540
Thailand Baht	UBS AG	12/18/13	59,500,000	1,896,717	1,906,243	9,526
Thailand Baht	UBS AG	12/18/13	24,500,000	755,939	784,923	28,984
Turkish Lira	UBS AG	12/18/13	1,000,000	484,174	497,050	12,876
Turkish Lira	UBS AG	12/18/13	2,500,000	1,214,447	1,242,624	28,177
Turkish Lira	UBS AG	12/18/13	100,000	49,478	49,705	227

Total Long Contracts				$93,382,177	$94,069,698	$687,521

The accompanying notes are an integral part of these financial statements.

18

Statement of Assets and Liabilities

October 31, 2013

Nationwide Alternatives Allocation Fund
Assets:
Investments, at value (cost $812,664,232)	$813,302,855
Cash	136,202
Restricted cash, collateral for open written options, credit default swaps, and equity swaps contracts	13,780,000
Foreign currencies, at value (cost $467,676)	464,647
Interest and dividends receivable	3,876,307
Receivable for investments sold	1,643
Receivable for capital shares issued	9,477
Reclaims receivable	4,947
Swaps contracts, at value (Note 2)	685,803
Receivable for variation margin on swap contracts	6,029,348
Unrealized appreciation on forward foreign currency contracts (Note 2)	1,206,744
Prepaid expenses	26,057

Total Assets	839,524,030

Liabilities:
Payable for investments purchased	6,606
Payable for capital shares redeemed	280,917
Payable for variation margin on futures contracts	1,297
Cash collateral due to broker for open swap contracts	410,000
Written options, at value (premiums $0)(Note 2)	343,176
Swap contracts, at value (Note 2)	7,786,529
Unrealized depreciation on forward foreign currency contracts (Note 2)	274,123
Accrued expenses and other payables:
Investment advisory fees	235,992
Fund administration fees	22,998
Distribution fees	669
Administrative servicing fees	102
Accounting and transfer agent fees	1,877
Trustee fees	568
Deferred capital gain country tax	3,523
Custodian fees	2,500
Compliance program costs (Note 3)	3
Professional fees	39,204
Printing fees	8,125
Other	1,586

Total Liabilities	9,419,795

Net Assets	$830,104,235

Represented by:
Capital	$823,971,768
Accumulated distributions in excess of net investment income	1,997,205
Accumulated net realized losses from investment, futures, forward and foreign currency, written option, and swap transactions	(5,194,627)
Net unrealized appreciation/(depreciation) from investments†	635,100
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	3,494,697
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	932,621
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(56,692)
Net unrealized appreciation/(depreciation) from written options (Note 2)	(343,176)
Net unrealized appreciation/(depreciation) from swap contracts (Note 2)	4,667,339

Net Assets	$830,104,235

†	Net of $3,523 of deferred capital gain country tax.

19

Statement of Assets and Liabilities (Continued)

October 31, 2013

Nationwide Alternatives Allocation Fund
Net Assets:
Class A Shares	$1,237,486
Class C Shares	492,813
Institutional Service Class Shares	82,618
Institutional Class Shares	828,291,318

Total	$830,104,235

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	126,306
Class C Shares	50,876
Institutional Service Class Shares	8,408
Institutional Class Shares	84,314,017

Total	84,499,607

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares(a)	$9.80
Class C Shares(b)	$9.69
Institutional Service Class Shares	$9.83
Institutional Class Shares	$9.82
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.03

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares, the redemption price per share is reduced by 0.75% on sales of shares of original purchases of $500,000 or more or that were not subject to a front-end sales charge made within 18 months of the purchase date.
(b)	For Class C Shares, the redemption price per share is reduced by 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

20

Statement of Operations

For the Year Ended October 31, 2013

Nationwide Alternatives Allocation Fund
INVESTMENT INCOME:
Dividend income	$1,037,813
Interest income	1,181,549
Other income	45
Foreign tax withholding	(36,490)

Total Income	2,182,917

EXPENSES:
Investment advisory fees	1,042,040
Fund administration fees	142,447
Distribution fees Class A	2,386
Distribution fees Class C	4,352
Administrative servicing fees Class A	585
Registration and filing fees	47,441
Professional fees	64,116
Printing fees	20,182
Trustee fees	7,595
Custodian fees	18,027
Accounting and transfer agent fees	16,706
Compliance program costs (Note 3)	1,160
Other	46,685

Total expenses before earnings credit and expenses reimbursed	1,413,722

Earnings credit (Note 5)	(9,326)
Expenses reimbursed by adviser (Note 3)	(347,963)

Net Expenses	1,056,433

NET INVESTMENT INCOME	1,126,484

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(1,827,338)
Net realized gains from futures transactions (Note 2)	80,703
Net realized losses from forward and foreign currency transactions (Note 2)	(477,728)
Net realized losses from written option transactions (Note 2)	(503,578)
Net realized gains from swap transactions (Note 2)	4,435,791

Net realized gains from investment, futures, forward and foreign currency, written options, and swap transactions	1,707,850

Net change in unrealized appreciation/(depreciation) from investments††	(489,731)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	3,457,077
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	750,078
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(51,946)
Net change in unrealized appreciation/(depreciation) from written options (Note 2)	(220,177)
Net change in unrealized appreciation/(depreciation) from swap contracts (Note 2)	3,719,582

Net change in unrealized appreciation/(depreciation) from investments, futures contracts, forward foreign currency contracts, translation of assets and liabilities denominated in foreign currencies, written options, and swap contracts	7,164,883

Net realized/unrealized gains from investments, futures, forward and foreign currency transactions, translation of assets and liabilities denominated in foreign currencies, written options, and swap contracts	8,872,733

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$9,999,217

††	Net of increase in deferred capital gain country tax accrual on unrealized depreciation of $3,523.

The accompanying notes are an integral part of these financial statements.

21

Statements of Changes in Net Assets

	Nationwide Alternatives Allocation Fund
	Year Ended October 31, 2013	Year Ended October 31, 2012
Operations:
Net investment income	$1,126,484	$881,844
Net realized gains from investment, futures, forward and foreign currency, written option, and swap transactions	1,707,850	4,912,299
Net change in unrealized appreciation/(depreciation) from investments, futures contracts, forward foreign currency contracts, translation of assets and liabilities denominated in foreign currencies, written options, and swap contracts	7,164,883	(1,399,121)

Change in net assets resulting from operations	9,999,217	4,395,022

Distributions to Shareholders From:
Net investment income:
Class A	(3,230)	—
Class C	—	—
Institutional Service Class	(67)	(8)
Institutional Class	(1,451,513)	(150,008)

Change in net assets from shareholder distributions	(1,454,810)	(150,016)

Change in net assets from capital transactions	634,082,770	17,275,341

Change in net assets	642,627,177	21,520,347

Net Assets:
Beginning of year	187,477,058	165,956,711

End of year	$830,104,235	$187,477,058

Accumulated undistributed (distributions in excess of) net investment income at end of year	$1,997,205	$(690,314)

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$842,794	$427,024
Dividends reinvested	3,083	—
Cost of shares redeemed	(317,253)	(251,239)

Total Class A Shares	528,624	175,785

Class C Shares
Proceeds from shares issued	172,669	226,058
Dividends reinvested	—	—
Cost of shares redeemed	(8,745)	(38,624)

Total Class C Shares	163,924	187,434

Institutional Service Class Shares
Proceeds from shares issued	74,601	—
Dividends reinvested	67	8
Cost of shares redeemed	(54)	—

Total Institutional Service Class Shares	74,614	8

Institutional Class Shares
Proceeds from shares issued	690,499,174	51,792,053
Dividends reinvested	1,451,513	150,008
Cost of shares redeemed	(58,635,079)	(35,029,947)

Total Institutional Class Shares	633,315,608	16,912,114

Change in net assets from capital transactions	$634,082,770	$17,275,341

22

Statements of Changes in Net Assets (Continued)

	Nationwide Alternatives Allocation Fund
	Year Ended October 31, 2013	Year Ended October 31, 2012
SHARE TRANSACTIONS:
Class A Shares
Issued	85,783	45,644
Reinvested	313	—
Redeemed	(32,426)	(26,429)

Total Class A Shares	53,670	19,215

Class C Shares
Issued	17,759	24,427
Reinvested	—	—
Redeemed	(900)	(4,105)

Total Class C Shares	16,859	20,322

Institutional Service Class Shares
Issued	7,505	—
Reinvested	7	1
Redeemed	(5)	—

Total Institutional Service Class Shares	7,507	1

Institutional Class Shares
Issued	71,213,198	5,479,295
Reinvested	147,362	16,668
Redeemed	(6,124,539)	(3,758,195)

Total Institutional Class Shares	65,236,021	1,737,768

Total change in shares	65,314,057	1,777,306

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

23

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Alternatives Allocation Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(a)(b)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(c)(d)	Portfolio Turnover(e)
Class A Shares
Year Ended October 31, 2013(f)	$9.74	0.01	0.09	0.10	(0.04)	(0.04)	—	$9.80	1.07%		$1,237,486	0.71%	0.12%		0.86%	7.42%
Year Ended October 31, 2012(f)	$9.53	0.02	0.19	0.21	—	—	—	$9.74	2.20%		$707,666	0.72%	0.18%		0.93%	87.25%
Period Ended October 31, 2011(f)(g)	$10.00	0.01	(0.48)	(0.47)	—	—	—	$9.53	(4.70%	)	$508,909	0.65%	0.24%		1.15%	15.06%

Class C Shares
Year Ended October 31, 2013(f)	$9.66	(0.05)	0.08	0.03	—	—	—	$9.69	0.31%		$492,813	1.40%	(0.56%	)	1.55%	7.42%
Year Ended October 31, 2012(f)	$9.51	(0.05)	0.20	0.15	—	—	—	$9.66	1.58%		$328,521	1.40%	(0.52%	)	1.61%	87.25%
Period Ended October 31, 2011(f)(g)	$10.00	(0.01)	(0.48)	(0.49)	—	—	—	$9.51	(4.90%	)	$130,226	1.39%	(0.47%	)	1.95%	15.06%

Institutional Service Class Shares
Year Ended October 31, 2013(f)	$9.77	0.04	0.09	0.13	(0.07)	(0.07)	—	$9.83	1.38%		$82,618	0.40%	0.42%		0.54%	7.42%
Year Ended October 31, 2012(f)	$9.53	0.05	0.20	0.25	(0.01)	(0.01)	—	$9.77	2.62%		$8,803	0.40%	0.49%		0.60%	87.25%
Period Ended October 31, 2011(f)(g)	$10.00	0.01	(0.48)	(0.47)	—	—	—	$9.53	(4.70%	)	$8,580	0.40%	0.40%		0.77%	15.06%

Institutional Class Shares
Year Ended October 31, 2013(f)	$9.77	0.04	0.09	0.13	(0.08)	(0.08)	—	$9.82	1.28%		$828,291,318	0.40%	0.43%		0.54%	7.42%
Year Ended October 31, 2012(f)	$9.53	0.05	0.20	0.25	(0.01)	(0.01)	—	$9.77	2.61%		$186,432,068	0.40%	0.49%		0.61%	87.25%
Period Ended October 31, 2011(f)(g)	$10.00	0.01	(0.48)	(0.47)	—	—	—	$9.53	(4.70%	)	$165,308,996	0.40%	0.41%		0.76%	15.06%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Per share calculations were performed using average shares method.
(g)	For the period from July 26, 2011 (commencement of operations) through October 31, 2011.

The accompanying notes are an integral part of these financial statements.

24

Notes to Financial Statements

October 31, 2013

1.  Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2013, the Trust operates fifty-three (53) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the Nationwide Alternatives Allocation Fund (the “Fund”), a series of the Trust.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), to the Fund assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets
—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

25

Notes to Financial Statements (continued)

October 31, 2013

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Independent pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy.

Commodity-linked notes are valued at the last quoted bid price provided by the counterparty, which generally considers the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note, and are categorized as Level 2 investments within the hierarchy.

Valuation of various derivatives used by the Fund is discussed below.

26

Notes to Financial Statements (continued)

October 31, 2013

The following table provides a summary of the inputs used to value the Fund’s net assets as of October 31, 2013. Please refer to the Statements of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Commodity-Linked Notes	$—	$40,080,223	$—	$40,080,223
Common Stocks
Real Estate Investment Trusts (REITs)	55,287,801	27,498,017	—	82,785,818
Real Estate Management & Development	5,016,468	14,071,857	—	19,088,325
Total Common Stocks	$60,304,269	$41,569,874	$—	$101,874,143
Swap Contracts*	516,574	2,894,319	—	3,410,893
Forward Foreign Currency Contracts	—	1,206,744	—	1,206,744
Futures Contracts	3,522,526	—	—	3,522,526
Mutual Fund	345,109,370	—	—	345,109,370
Purchased Options	—	605,072	—	605,072
U.S. Treasury Bonds	—	58,286,720	—	58,286,720
U.S. Treasury Note	—	267,347,327	—	267,347,327
Total Assets	$409,452,739	$411,990,279	$—	$821,443,018
Liabilities:
Swap Contracts*	(81,685)	(7,704,844)	—	(7,786,529)
Forward Foreign Currency Contracts	—	(274,123)	—	(274,123)
Futures Contracts	(27,829)	—	—	(27,829)
Written Options	—	(343,176)	—	(343,176)
Total Liabilities	$(109,514)	$(8,322,143)	$—	$(8,431,657)
Total	$409,343,225	$403,668,136	$—	$813,011,361

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation).

During the year ended October 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund engages in foreign currency transactions and translates foreign currency amounts into U.S. dollars at the current rate of exchange to determine the value of investments, assets, and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. Both fluctuations are included in the net realized and unrealized gain or loss from investments and foreign currencies.

(c)	Commodity-Linked Notes

The Fund invests in commodity-linked notes to gain exposure to the investment returns of the commodity markets without direct investment in physical commodities or commodity futures contracts. The value of commodity-linked notes may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or changes in the underlying commodity or related commodity index. Because commodity-linked notes are often leveraged, their values may be more volatile than the underlying index. Certain commodity-linked notes may be illiquid. In addition to the performance of commodities, other factors that can affect the value of commodity-linked notes include liquidity, quality, and maturity. The notes are subject to prepayment, credit, and interest rate risk. Because of the relatively small number of issuers, the Fund’s

27

Notes to Financial Statements (continued)

October 31, 2013

investment in commodity-linked notes will also be subject to counterparty risk, which is the risk that the issuer of the commodity-linked note will not fulfill its contractual obligations. If the underlying index declines from the entrance date by an amount specified in the note, the note may be automatically redeemed. The Fund can request prepayment from the issuer at any time. The Fund records a realized gain or loss when a note matures or is sold.

(d)	Options

The Fund purchased call options and wrote put options on foreign indices, and entered into closing transactions with respect to such options to terminate existing positions. Such call and put option investments are utilized to replicate the performance of an index. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts.

When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.

Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, and otherwise at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. The Fund uses only American-style options, which can be exercised at any time prior to the expiration date of the option. This is in contrast to European-style options which can only be exercised at expiration of the option.

The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

If the Fund is unable to effect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options written by the Fund) expose the Fund to counterparty risk. To the extent required by Securities Exchange Commission (“SEC”) guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. The Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with other eligible assets. As a result, the commitment of a large portion

28

Notes to Financial Statements (continued)

October 31, 2013

of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

The Fund’s written options contracts are disclosed in the Statement of Assets and Liabilities under “Written options, at value” and in the Statement of Operations under “Net realized gains/losses from written option transactions” and “Net change in unrealized appreciation/(depreciation) from written options.”

The Fund’s purchased options are disclosed in the Statement of Assets and Liabilities under “Investments, at value” and in the Statement of Operations under “Net realized gains/losses from investment transactions” and “Net change in unrealized appreciation/(depreciation) from investments.”

Transactions in written options during the year ended October 31, 2013

	Put Options
	Number of Contracts	Premiums
Balance at 10/31/12	95	$—
Written	1,150	—
Terminated in closing purchase transactions	(1,013)	—
Expirations	—	—
Exercised	—	—
Balance as of 10/31/13	232	$—

Amounts designated as “—” are zero or have been rounded to zero.

(e)	Swap Contracts

Credit Default Swaps. The Fund entered into credit default swap contracts during the year ended October 31, 2013. Swap contracts are privately negotiated agreements between the Fund and a counterparty. The Fund uses credit default swap contracts to create synthetic long exposure to domestic indices and sovereign debt securities. The Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums received or paid at the beginning of the initiation period are included in the Statement of Assets and Liabilities under “Swap contracts, at value.” These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon maturity or termination of the swap.

As the seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by an issuer, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment obligations.

If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Credit default swaps on sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. The Fund uses credit default swaps on sovereign issues to take a long position to replicate performance of a particular sovereign issue.

29

Notes to Financial Statements (continued)

October 31, 2013

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. A credit default swap on an index references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swaps on indices is often less expensive than it would be to buy many issuer-specific credit default swaps to achieve a similar effect.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Pricing services utilize comparisons to two valuation sources. If the valuations differ by more than 100 basis points against the notional amount, further investigation with the pricing services takes place. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on sovereign issues and credit indices, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of October 31, 2013 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as interest and credit derivatives. In a cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared transaction. Upon entering into a swap contract, the Fund may be required to pledge to the counterparty an initial margin deposit of cash and/or other assets. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the centrally cleared swap contract, and are recognized by the Fund as unrealized gains or losses.

Equity Swaps. The Fund entered into equity swap contracts to gain exposure to a market, index, or issuer without owning or taking physical custody of securities. The counterparty to an equity swap contract is a financial institution. The Fund’s equity swap contracts are structured in a manner in which the counterparty and the Fund each agree to pay the other party the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in the particular indices. The Fund segregates liquid assets to cover its obligations under the equity swap contracts.

The Fund entered into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to an equity swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is

30

Notes to Financial Statements (continued)

October 31, 2013

contractually entitled to receive, if any. Equity swaps are valued at their last quoted sales price on the valuation date and are generally categorized as Level 1 investments within the hierarchy.

The Fund’s swap agreements are disclosed in the Statement of Assets and Liabilities under “Swap contracts, at value” and in the Statement of Operations under “Net realized gains/losses from swap transactions” and “Net change in unrealized appreciation/(depreciation) from swap contracts”.

(f)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts to gain exposure to certain currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/ (depreciation) on forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

(g)	Futures Contracts

The Fund is subject to equity price and interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to meet the Fund’s investment objectives and to obtain and/or manage exposure related to the value of equities and interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s

31

Notes to Financial Statements (continued)

October 31, 2013

investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are disclosed in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of October 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of October 31, 2013

Assets:	Statement of Assets and Liabilities	Fair Value
Purchased Options
Equity risk	Investments, at value	$605,072

Swap Contracts(a)
Credit risk	Swap contracts, at value	2,894,319
Equity risk	Swap contracts, at value	516,574

Futures Contracts(b)
Equity risk	Unrealized appreciation from futures contracts	1,069,730
Interest rate risk	Unrealized appreciation from futures contracts	2,452,796

Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	1,206,744

Total		$8,745,235

Liabilities:
Written Options
Equity risk	Written options, at value	$(343,176)

Swap Contracts(a)
Credit risk	Swap contracts, at value	(7,704,844)
Equity risk	Swap contracts, at value	(81,685)

Futures Contracts(b)
Equity risk	Unrealized depreciation from futures contracts	(27,829)

Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	(274,123)

Total		$(8,431,657)

(a)	Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Assets and Liabilities.
(b)	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

32

Notes to Financial Statements (continued)

October 31, 2013

The Effect of Derivative Instruments on the Statement of Operations for the Year ended October 31, 2013

Realized Gain/(Loss):	Total
Purchased Options(a)
Equity risk	$811,759

Written Options
Equity risk	(503,578)

Swap Contracts
Credit risk	4,749,583
Equity risk	(313,792)

Futures Contracts
Equity risk	640,410
Interest rate risk	(559,707)

Forward Foreign Currency Contracts
Currency risk	151,543

Total	$4,976,218

(a)	Realized gains/(losses) from purchased options are included in “Net realized gains/losses from investment transactions”.

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year ended October 31, 2013

Unrealized Appreciation/(Depreciation):	Total
Purchased Options(a)
Equity risk	$524,581

Written Options
Equity risk	(220,177)

Swap Contracts
Credit risk	3,061,446
Equity risk	658,136

Futures Contracts
Equity risk	1,042,699
Interest rate risk	2,414,378

Forward Foreign Currency Contracts
Currency risk	750,078

Total	$8,231,141

(a)	Unrealized appreciation/(depreciation) from purchased options is included in “Net change in unrealized appreciation/(depreciation) from investments”.

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund during the year ended October 31, 2013.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is

33

Notes to Financial Statements (continued)

October 31, 2013

informed after the ex-dividend date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security.

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2013 are primarily attributable to foreign currency gains and losses, passive foreign investment company gain/loss on sales, real estate investment trust (“REIT”) returns of capital dividends, and swap contracts. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(j)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions received from the Fund’s investments in U.S. REITs often include a “return of capital”, which is recorded by the Fund as a reduction of its cost basis in such investments. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the REIT’s distribution is deemed a return of capital and is generally not taxable to the Fund.

34

Notes to Financial Statements (continued)

October 31, 2013

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year.

(k)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Goldman Sachs Asset Management, L.P. (the “Subadviser”) as the subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended October 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All Assets	0.40%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.40% for all share classes until February 28, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of October 31, 2013, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Period Ended October 31, 2011 Amount (a)	Fiscal Year 2012 Amount	Fiscal Year 2013 Amount	Total
$159,203	$378,975	$347,963	$886,141

(a)	For the period from July 26, 2011 (commencement of operations) through October 31, 2011.

35

Notes to Financial Statements (continued)

October 31, 2013

During the year ended October 31, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended October 31, 2013, NFM received $142,447 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $6 to $21 per customer per year.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended October 31, 2013, the Fund’s portion of such costs amounted to $1,160.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class A shares and 1.00% of Class C shares of the Fund.

Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Fund in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Fund. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Fund. Class A sales charges ranged from 0% to 4.25% based on the amount purchased. Effective October 29, 2013, Class A sales charges changed in such a manner that the new Class A sales charges are equal to or lower than the prior Class A sales charges. For the year ended October 31, 2013, the Fund imposed front-end sales charges of $17,672.

NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. These fees may cause the redeemed value of a shareholder’s account to fall below the total purchase payments. A CDSC is imposed on Class A shares for certain redemptions and Class C shares made within 1 year of purchase. Effective July 1, 2013, applicable Class A CDSCs were 0.75% based on the original purchase price or the current market value of the shares being redeemed. Prior to July 1, 2013, applicable Class A CDSCs ranged from 0.25% to 0.75% based on the original purchase price or the current market value of the shares being redeemed. Class C CDSCs were 1% based on the

36

Notes to Financial Statements (continued)

October 31, 2013

original purchase price or the current market value of the shares being redeemed. For the year ended October 31, 2013, the Fund imposed CDSCs of $15.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A shares of the Fund.

For the year ended October 31, 2013, NFS earned $585 in administrative services fees from the Fund.

As of October 31, 2013, NFA or its affiliates directly held 99.78% of the outstanding shares of the Fund.

4.  Redemption Fees

For the period from November 1, 2011 through July 31, 2012, the Fund assessed a 2.00% redemption fee on shares that were sold or exchanged within 90 calendar days of purchase. The redemption fee, if any, was paid directly to the Fund and was intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applied, the shares that were held the longest were redeemed first. This redemption fee was in addition to any CDSCs that were applicable at the time of sale. The redemption fee was not applied in certain circumstances, such as redemptions or exchanges of shares held in certain omnibus accounts or retirement plans that were not able to implement the redemption fee. The fee did not apply to shares purchased through automatically reinvested dividends or capital gain distributions. Effective August 1, 2012, redemption fees were eliminated.

For the year ended October 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amount of $282.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended October 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6. Investment Transactions

For the year ended October 31, 2013, the Fund had purchases of $383,818,763 and sales of $12,243,611 (excluding short-term securities).

For the year ended October 31, 2013, the Fund had purchases of $260,810,110 and sales of $2,792,780 of U.S. Government securities.

37

Notes to Financial Statements (continued)

October 31, 2013

7. Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Risks Associated with Derivatives

Derivatives may be volatile and may involve significant risks. A derivative or its underlying security, commodity, measure or other instrument may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for significant losses, including a loss that may be greater than the amount invested. Derivatives may also present default risk because the counterparty to a derivatives contract may fail to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position.

Futures. The prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying a futures contract can cause disproportionately larger losses to the Fund. Futures may experience periods when they are less liquid than stocks, bonds or other investments.

Swaps and Forwards. Using swaps and forwards can involve greater risks than investing directly in the underlying securities or assets. Swaps and forwards often involve leverage, increasing their price volatility relative to changes in the price of the underlying asset. Currently there is no central exchange or market for swap and forward contracts, and therefore they are less liquid than exchange-traded instruments. If a swap or forward counterparty fails to meet its obligations under the contract, the Fund may lose money.

Commodity-Linked Notes. Commodity-linked notes are subject to the risk that the counterparty will fail to meet its obligations, as well as to the risk that the commodity or commodity index underlying a note may change in value. Commodity-linked notes often are leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. In addition, because they are debt securities, commodity-linked notes are subject to risks typically associated with fixed-income securities, such as movements in interest rates, the time remaining until maturity and the creditworthiness of the issuer. A liquid secondary market may not exist for certain commodity-linked notes, making it difficult for the Fund to sell them at the desired time at an acceptable price.

38

Notes to Financial Statements (continued)

October 31, 2013

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (i) offset in the financial statements or (ii) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Funds’ financial statements.

10.  Other

The Fund has substantial exposure to the Fidelity Institutional Money Market Fund, Institutional Class, about which more information may be found in the most recent annual or semi-annual report to shareholders, which is available at www.fidelity.com.

As of October 31, 2013, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders) which held more than 10% of the total shares outstanding of the Fund. The Fund had 3 accounts holding 60.11% of the total outstanding shares of the Fund. Each such account is the account of an affiliated fund.

11.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended October 31, 2013, the Fund recaptured $0 of brokerage commissions.

12.  Federal Tax Information

The tax character of distributions paid during the year ended October 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,454,810	$—	$1,454,810	$—	$1,454,810

Amounts designated as “—” are zero or have been rounded to zero.

39

Notes to Financial Statements (continued)

October 31, 2013

The tax character of distributions paid during the year ended October 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$150,016	$—	$150,016	$—	$150,016

Amounts designated as “—” are zero or have been rounded to zero.

As of October 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$6,931,825	$—	$6,931,825	$—	$(2,991,055)	$2,191,697	$6,132,467

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of October 31, 2013, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$813,861,992	$12,185,283	$(12,744,420)	$(559,137)

As of October 31, 2013, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Losses incurred that will be carried forward under the provisions of the Modernization Act are as follows:

Loss Carryforward Character
Short Term	Long Term
$2,991,055*	$—

*	A portion of the capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and Regulations.

Amount designated as “—” is zero or has been rounded to zero.

During the year ended October 31, 2013, for federal income tax purposes, the Fund utilized capital loss carryforwards of $1,566,519 to offset capital gains.

13.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

40

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide

Alternatives Allocation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nationwide Alternatives Allocation Fund (a series of Nationwide Mutual Funds, hereafter referred to as the “Fund”) at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2013

41

Management Information

October 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

42

Management Information (Continued)

October 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

43

Management Information (Continued)

October 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

44

Management Information (Continued)

October 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

45

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Credit Index: An unmanaged, market value-weighted index that measures the performance of investment-grade, fixed-rate, publicly issued U.S. corporates and non-corporates, including foreign agencies, sovereigns, supranationals and foreign local government issues, with at least $250 million par value outstanding and a maturity of one year or more.

Barclays U.S. Treasury Inflation-Protected Securities (TIPS) IndexSM: An unmanaged, market capitalization-weighted index that measures the performance of all U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued U.S. TIPS with a remaining maturity of at least one year and $250 million or more in outstanding face value.

BofA Merrill Lynch (BofAML) 1-Year Treasury Bill (T-Bill) Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch (BofAML) 6-Month Treasury Bill (T-Bill) Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

46

Market Index Definitions (con’t.)

BofA Merrill Lynch (BofAML) AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch (BofAML) U.S. High Yield Cash Pay Constrained Index: An unmanaged, market value-weighted index that measures the performance of U.S. dollar-denominated, below-investment-grade, fixed-rate, publicly issued, non-convertible, coupon-bearing corporate debt with a remaining maturity of at least one year. Each issue represented must have an outstanding par value of at least $50 million, must be less than BBB/Baa3-rated but not in default, and is restricted to a maximum of 2% of the total index.

Citigroup 3-Month Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Consumer Price Index (CPI): Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

Dow Jones Industrial Average (DJIA): A market indicator consisting of a price-weighted average of 30 blue chip stocks actively traded on the New York Stock Exchange (NYSE) and the National Association of Securities Dealers Automated Quotations (NASDAQ) system; invented by Charles Dow in 1896, the DJIA represents 15% to 20% of the value of NYSE stocks.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

KOSPI 200 Index: An unmanaged index that is a subset of the Korea Composite Stock Price Index; measures the performance of the stocks of the 200 largest publicly traded companies on the Korea Stock Exchange.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Morningstar® (Mstar) Lifetime Allocation Indexes: A series of 13 unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on Ibbotson Associates’ Lifetime Asset Allocation methodology.

MSCI ACWI ex USA Index: An unmanaged, market capitalization-weighted index that is designed to measure the performance of the stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI All Country World IndexSM: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in the global developed and emerging markets.

47

Market Index Definitions (con’t.)

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI Emerging Markets (EM) Index: An unmanaged, free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of emerging markets.

MSCI Greece Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in Greece.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

MSCI World IndexSM Free: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities. The “Free” suffix denotes an index with a somewhat different history but the same constituents and performance in relation to its counterpart index without the suffix.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

SET50 Index: An unmanaged index that measures the performance of the stocks of the 50 largest companies trading on the Stock Exchange of Thailand.

48

Glossary

Definitions of some commonly used investment terms

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

49

P.O. Box 701

Milwaukee, WI 53201-0701

nationwide.com/mutualfunds

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Funds, please call 1-800-848-0920 to request a summary prospectus and/or a prospectus, or download a summary prospectus and/or a prospectus at nationwide.com/mutualfunds. Please read it carefully before investing any money.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2013 Nationwide Funds Group. All rights reserved.

AR-ALT 12/13

Annual Report

October 31, 2013

Nationwide Mutual Funds

Investor Destinations Funds

Nationwide Investor Destinations Aggressive Fund

Nationwide Investor Destinations Moderately Aggressive Fund

Nationwide Investor Destinations Moderate Fund

Nationwide Investor Destinations Moderately Conservative Fund

Nationwide Investor Destinations Conservative Fund

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.gov.

Nationwide Funds® Annual Report

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Nationwide Funds®

Message to Shareholders

October 31, 2013

Dear Shareholder,

I am proud to report that Nationwide Financial has acquired 17 mutual funds through an agreement with HighMark Capital Management, Inc. and approval of its shareholders. This agreement is the latest step in the Nationwide Financial strategy to pursue Nationwide Funds growth.

Why is this important to you, a Nationwide Funds shareholder? By adding these HighMark Funds to the Nationwide Mutual Funds lineup, we continue to expand our selection of investment strategies. The transaction provides Nationwide Funds with approximately $3.6 billion in new mutual fund assets, enabling Nationwide to present a wider array of investment offerings. It also underscores our commitment to helping Americans, like you, prepare for and live in retirement.

During the 12-month reporting period ended October 31, 2013, broad U.S. stock market performance was predominantly positive, with the S&P 500® Index returning 27.18%. Yet despite recent encouraging returns, several years of economic volatility and uncertainty have left some investors distrustful of the markets and wary about their economic futures. In short, they have developed a fear of financial planning.

Nationwide Funds recently released the results of its in-depth investor sentiment survey conducted by Harris Interactive, titled Fear of Financial Planning. The study revealed that 26 percent of potential investors do not have a financial plan. Given that we live in an era when Americans are more responsible for their own financial security than ever before, we find this statistic troubling and are working to spread the word that financial planning is a necessity, not an option.

We encourage all of our shareholders to meet regularly with their financial advisors. An effective financial plan involves much more than just opening an investment account. It includes taking a macro-level view of your circumstances and making use of thoughtful, customized long-term analysis. An effective financial plan also contains contingencies to offset potential surprises and risks, specific action steps and defined milestones to help increase your confidence and measure success. Armed with a plan, you are never alone.

In his novel “The Hobbit,” author J.R.R. Tolkien wrote, “It does not do to leave a live dragon out of your calculations, if you live near him.” Since the beginning of the financial crisis, investors have been living close to a live dragon and have felt his heat. However, as every experienced dragon slayer knows, having a comprehensive plan of attack, a wide array of tools and a team of trusted experts by your side quiets fear and fortifies you to pursue victory.

Thank you for investing with Nationwide Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Funds

Economic Review

During the fiscal year ended October 31, 2013, most asset classes reported strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering a 27.2% return, and with nearly all sectors and capitalization ranges delivering strong performance. International equities also were solid, with developed markets outperforming emerging markets. Fixed-income results were mixed, as credit-sensitive indexes showed positive returns, while rate-sensitive indexes were affected by rising Treasury yields.

Domestically, the reporting period was dominated by news from Washington. The main topics from November 2012 through January 2013 consisted of the national election for president and congressional control and a heated debate on the fiscal cliff. Concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy, the federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013. The S&P 500 Index was up 10 of the 12 months of the fiscal year, including consecutively from November 2012 through May 2013. The S&P 500 Index showed modest gains in November and December 2012 of 0.58% and 0.91%, respectively, despite the political uncertainty.

The S&P 500 Index was up 10 of the 12 months of the fiscal year, including consecutively from November 2012 through May 2013.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. The broad-based market’s strength continued in April and May, with the S&P 500 Index returning 1.9% and 2.3%, respectively, before the market became choppy for the remainder of the reporting period on a spike in interest rates. The equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. Volatility increased materially, with substantial positive returns for the S&P 500 Index of 5.1% in July, 3.1% in September and 4.6% in October, somewhat offset by postings of -1.3% in June and -2.9% in August. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty, and rallied substantially as a conclusion was reached.

While gradually improving through the reporting period, U.S. economic activity was sluggish during the period, with GDP growth of 0.1%, 1.1%, 2.5% and 2.8% from calendar 4Q12 through calendar 3Q13. This was the primary impetus for the cautious approach by the Federal Reserve with regard to maintaining the QE program. Inflation remained well controlled during the reporting period, with the core Consumer Price Index (CPI) below 2% throughout the period, ending at 1.7% in October 2013. CPI, which includes the volatile food and energy categories, was actually lower than core CPI, averaging 1.6% and exiting September 2013 at 1.2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.2%, aided by the labor participation rate declining to 63.3% from 63.8% a year ago (the figure was more than 66% at the beginning of the 2008 recession).

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal. The best-performing sectors in the S&P 500 Index were consumer discretionary, with 40.5%, industrials, with 35.8% and health care, with 34.3%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were utilities, with 9.5% and telecommunications, with 13.1%. Utilities and telecommunications were relatively impacted by rising rates, as the high dividends paid by these sectors were relatively less attractive.

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

International stocks were very strong at the start of the reporting period, as European shares rallied on hopes that the worst of the stress on the banking system was behind them. Asian shares rose in reaction to a U.S. rally and the prospect of additional stimulus from Japan’s Central Bank. In November and December 2012, international shares materially outperformed U.S. shares, with the MSCI ACWI ex USA Index outperforming the S&P 500 Index by nearly 4%. Throughout the year, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through mid-year, before the market rallied in response to stabilization of political and banking system risk. Asia was relatively strong throughout the year, primarily due to the prospect of renewed stimulus by Japan’s Central Bank and a beneficial exchange rate. Emerging market stocks lagged on concerns about China’s slowing economic growth as well as political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.70% in October 2012 to a high of 3.00% in September 2013 on anticipation of the tapering of Fed policy, but fell to 2.54% by the end of October as those concerns faded. The broadly based Barclays U.S. Aggregate Bond Index posted a total return of -1.1% for the reporting period. Long-duration benchmarks showed negative relative performance, with the Barclays Long U.S. Treasury Index down 9.3%. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield and emerging market benchmarks. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, such as the fears of a possible default of Puerto Rico, the third-largest municipal issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	27.18%
Russell 1000® Growth	28.30%
Russell 1000® Value	28.29%
Russell 2000®	36.28%
MSCI World ex USA	24.65%
MSCI Emerging Markets	6.53%
Barclays U.S. Aggregate Bond	-1.08%
Barclays U.S. 10-20 Year Treasury Bond	-5.23%
Barclays U.S. 1-3 Year Government/Credit Bond	0.77%
Barclays Municipal Bond	-1.72%
Barclays U.S. Corporate High Yield	8.87%
Barclays Emerging Markets USD Aggregate Bond	-1.24%

Fund Commentary	Nationwide Investor Destinations Aggressive Fund

For the annual period ended October 31, 2013, the Nationwide Investor Destinations Aggressive Fund (Service Class) returned 26.04% versus 25.20% for its composite benchmark*, 60% Russell 3000® Index, 30% MSCI EAFE® Index and 10% Barclays U.S. Aggregate Bond Index. For broader comparison, the median return for the Fund’s closest Lipper peer category of Global Multi-Cap Core Funds (consisting of 148 funds as of October 31, 2013) was 24.13% for the same time period.

*The Fund changed its composite benchmark on September 30, 2013. The Fund’s former composite benchmark, comprising 95% S&P 500® Index and 5% Barclays U.S. Aggregate Bond Index, returned 25.64% for the annual period ended October 31, 2013.

The Fund’s return for the 12-month period covered in this report was primarily driven by strong positive returns across the equity markets in the U.S. and foreign developed countries. In general, U.S. equity markets led the way as large-, mid- and small-capitalization stocks posted double-digit gains. Specifically, the S&P 500 Index (representing large-cap stocks) rose more than 27%, S&P MidCap 400® Index (mid-cap stocks) increased more than 33% and Russell 2000® Index (small-cap stocks) gained more than 36%. During the period, the U.S. Federal Reserve (Fed) reaffirmed its intent to support the economy by maintaining its pace of asset purchases, helping to underpin the gains delivered in the U.S. equity markets.

The equity markets within foreign developed countries (as distinguished from emerging market countries) generally posted double-digit returns as well. The MSCI EAFE Index (representing developed international markets) posted a gain of nearly 27% during the period. Concerns regarding political and economic uncertainty in various parts of the eurozone receded further from the headlines and were also helped by the Fed’s decision not to taper (gradually reduce) its pace of asset purchases and the dissipation of tensions in Syria.

With regard to intermediate-term, investment-grade U.S. fixed-income bonds, the Barclays U.S. Aggregate Bond Index (representing such U.S. bonds) posted a negative return of -1.08% during the period. Interest rates on the bellwether 10-year U.S. Treasury note increased nearly 100 basis points during the period, beginning November 2012 at 1.62%, increasing to 3.00% by early September 2013 and easing back at the end of the period to 2.56% after the Fed’s announcement to postpone the tapering of its asset purchases. The rise in interest rates generally coincided with an increase in intermediate- and long-term bond prices and a decrease in bond returns for the period as a whole. Short-term bond interest rates remained range-bound near zero, effectively keeping returns in the very low single digits.

The returns from the Fund’s investments in the Nationwide S&P 500 Index Fund and Nationwide International Index Fund, combined with their sizable allocations within the Fund, made these underlying funds the largest contributors to the Fund’s return during the period, as shown in the chart below.

The negative return from the Fund’s investment in the Nationwide Bond Index Fund made this underlying fund the sole detractor from the Fund’s return during the period, as shown in the chart below.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

Investments in the Fund are subject to the risks of its underlying funds. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

The Fund may invest in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

Fund Commentary (con’t.)	Nationwide Investor Destinations Aggressive Fund

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Note: On September 30, 2013, important changes were made to the Fund’s allocations, including the addition of two more underlying investments — Nationwide Alternatives Allocation Fund and Nationwide Core Plus Bond Fund. These new underlying investments are included in the chart to the right, but are not included in the chart below.

Actual Underlying Fund Allocations

(as of October 31, 2013)

Nationwide S&P 500 Index Fund	32%
Nationwide International Index Fund	27%
Nationwide Mid Cap Market Index Fund	14%
Nationwide Small Cap Index Fund	13%
Nationwide Alternatives Allocation Fund	10%
Nationwide Bond Index Fund	2%
Nationwide Core Plus Bond Fund	2%
100%

Actual underlying fund allocations in the chart above are stated as a percentage of the Fund’s total net assets. Allocations may change over time in order for the Fund to meet its objective or due to market and/or economic conditions.

Contributions of Underlying Funds to Fund Performance

(For the year ended October 31, 2013)

The contribution of underlying funds to Fund performance is based on target underlying fund allocations through the reporting period. Returns reflect the impact of each underlying fund’s fees and expenses, but do not reflect the Nationwide Investor Destinations Aggressive Fund’s fees and expenses. Performance is based on the 12-month trailing returns of the underlying funds and their respective allocation on the last day of the reporting period, October 31, 2013, and may not result in the annualized return of the Fund. The Nationwide Alternatives Allocation Fund and Nationwide Core Plus Bond Fund are not shown since they were held as underlying investments for only one month of the reporting period. Day-to-day market activity will likely cause the Fund’s target allocations to fluctuate. Under ordinary circumstances, Nationwide Fund Advisors periodically will rebalance the assets of the Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice. For more information, refer to the Fund’s prospectus.

Fund Overview	Nationwide Investor Destinations Aggressive Fund

Objective

The Fund seeks to maximize total investment return for an aggressive level of risk.

Highlights

•	The Fund’s investments in U.S. and foreign developed market mutual funds account for more than 85% of its allocations and contributed more than 95% to the returns of the Fund during the period

•	The Fund’s principal investment in U.S. bonds detracted from returns during the period

•	The Fund recently added exposures to six additional asset classes within two additional underlying funds that are intended to help diversify the sources of risk and return for the Fund

Asset Allocation†

Equity Funds	86.1%
Alternative Assets	10.0%
Fixed Income Funds	3.9%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Institutional Class	32.1%
Nationwide International Index Fund, Institutional Class	26.9%
Nationwide Mid Cap Market Index Fund, Institutional Class	14.1%
Nationwide Small Cap Index Fund, Institutional Class	12.9%
Nationwide Alternatives Allocation Fund, Institutional Class	10.0%
Nationwide Bond Index Fund, Institutional Class	2.0%
Nationwide Core Plus Bond Fund, Institutional Class	2.0%
100.0%

†	Percentages indicated are based upon net assets as of October 31, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of October 31, 2013.

Fund Performance	Nationwide Investor Destinations Aggressive Fund

Average Annual Total Return

(For periods ended October 31, 2013)		1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC1	26.24%	13.92%	7.44%
	w/SC2	18.95%	12.57%	6.80%
Class B	w/o SC1	25.29%	13.13%	6.69%
	w/SC3	20.29%	12.89%	6.69%
Class C	w/o SC1	25.26%	13.12%	6.67%
	w/SC4	24.26%	13.12%	6.67%
Class R2[5,6]		25.73%	13.52%	7.15%
Institutional Class[5,7]		26.57%	14.26%	7.74%
Service Class[5]		26.04%	13.81%	7.33%

Expense Ratios

Expense Ratio*
Class A	0.77%
Class B	1.47%
Class C	1.47%
Class R2	1.11%
Institutional Class	0.47%
Service Class	0.87%

*Current effective prospectus dated March 1, 2013. Expenses also include indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details.

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on performance data.

[1]	These returns do not reflect the effects of SCs.

[2]	A 5.75% front-end sales charge was deducted.

[3]	A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years and is not deducted from returns after 6 years.

[4]	A 1.00% CDSC was deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.

[5]	Not subject to any SCs.

[6]	Effective February 28, 2009, Class R Shares were renamed Class R2 Shares.

[7]

These returns until the creation of Institutional Class shares (12/29/04) include the performance of the Fund’s Class B shares. The returns have been adjusted for the fact that Institutional Class shares do not have any applicable SCs but have not been adjusted for the lower expenses applicable to Institutional Class shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Institutional Class shares would have produced because the Institutional Class shares invest in the same portfolio of securities as Class B shares.

Fund Performance (con’t.)	Nationwide Investor Destinations Aggressive Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Service Class shares of the Nationwide Investor Destinations Aggressive Fund versus the Russell 3000® Index (current benchmark), the S&P 500® Index (former benchmark), the Barclays U.S. Aggregate Bond Index, the MSCI EAFE® Index, the Current Composite Index*, the Former Composite Index** and the Consumer Price Index (CPI) over the 10-year period ended 10/31/13. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Current Composite Index comprises 60% Russell 3000® Index, 30% MSCI EAFE® Index and 10% Barclays U.S. Aggregate Bond Index.

**	The Former Composite Index comprises 95% S&P 500® Index and 5% Barclays U.S. Aggregate Bond Index.

Shareholder Expense Example	Nationwide Investor Destinations Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (May 1, 2013) and continued to hold your shares at the end of the reporting period (October 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from May 1, 2013 through October 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from May 1, 2013 through October 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Investor Destinations Aggressive Fund October 31, 2013			Beginning Account Value ($) 05/01/13	Ending Account Value ($) 10/31/13	Expenses Paid During Period ($) 05/01/13 - 10/31/13[a]	Expense Ratio During Period (%) 05/01/13 - 10/31/13[a]
Class A Shares	Actual	[b]	1,000.00	1,097.00	2.64	0.50
	Hypothetical	[b,c]	1,000.00	1,022.68	2.55	0.50
Class B Shares	Actual	[b]	1,000.00	1,093.70	6.28	1.19
	Hypothetical	[b,c]	1,000.00	1,019.21	6.06	1.19
Class C Shares	Actual	[b]	1,000.00	1,093.50	6.28	1.19
	Hypothetical	[b,c]	1,000.00	1,019.21	6.06	1.19
Class R2 Shares	Actual	[b]	1,000.00	1,095.60	4.44	0.84
	Hypothetical	[b,c]	1,000.00	1,020.97	4.28	0.84
Institutional Class Shares	Actual	[b]	1,000.00	1,099.70	1.01	0.19
	Hypothetical	[b,c]	1,000.00	1,024.25	0.97	0.19
Service Class Shares	Actual	[b]	1,000.00	1,097.30	3.17	0.60
	Hypothetical	[b,c]	1,000.00	1,022.18	3.06	0.60

a	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

b	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2013 through October 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

c	Represents the hypothetical 5% return before expenses.

Statement of Investments

October 31, 2013

Nationwide Investor Destinations Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value

Alternative Assets 10.0%
Nationwide Alternatives Allocation Fund, Institutional Class (a)	12,437,363	$122,134,901

Total Alternative Assets (cost $120,667,241)		122,134,901

Equity Funds 86.1%
Nationwide International Index Fund, Institutional Class (a)	39,097,287	330,372,078
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	9,176,215	172,329,310
Nationwide S&P 500 Index Fund, Institutional Class (a)	27,017,297	393,912,196
Nationwide Small Cap Index Fund, Institutional Class (a)	10,069,135	158,588,875

Total Equity Funds (cost $784,789,092)		1,055,202,459

Fixed Income Funds 3.9%
Nationwide Bond Index Fund, Institutional Class (a)	2,138,138	24,203,719
Nationwide Core Plus Bond Fund, Institutional Class (a)	2,357,293	24,091,538

Total Fixed Income Funds (cost $48,856,685)		48,295,257

Total Mutual Funds (cost $954,313,018)		1,225,632,617

Total Investments (cost $954,313,018) (b) — 100.0%		1,225,632,617

Liabilities in excess of other assets — 0.0%†		(459,418)

NET ASSETS — 100.0%		$1,225,173,199

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

October 31, 2013

Nationwide Investor Destinations Aggressive Fund
Assets:
Investments in affiliates, at value (cost $954,313,018)	$1,225,632,617
Cash	77
Receivable for investments sold	503,945
Receivable for capital shares issued	1,298,966
Prepaid expenses	31,702

Total Assets	1,227,467,307

Liabilities:
Payable for capital shares redeemed	1,573,822
Accrued expenses and other payables:
Investment advisory fees	133,913
Fund administration fees	32,533
Distribution fees	303,391
Administrative servicing fees	189,436
Accounting and transfer agent fees	21,361
Trustee fees	2,190
Custodian fees	4,073
Compliance program costs (Note 3)	793
Professional fees	20,078
Printing fees	11,128
Other	1,390

Total Liabilities	2,294,108

Net Assets	$1,225,173,199

Represented by:
Capital	$984,754,156
Accumulated undistributed net investment income	82,090
Accumulated net realized losses from affiliated investments	(30,982,646)
Net unrealized appreciation/(depreciation) from investments in affiliates	271,319,599

Net Assets	$1,225,173,199

Net Assets:
Class A Shares	$59,507,180
Class B Shares	3,938,655
Class C Shares	71,452,684
Class R2 Shares	108,654,200
Institutional Class Shares	118,716,482
Service Class Shares	862,903,998

Total	$1,225,173,199

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	5,408,237
Class B Shares	364,282
Class C Shares	6,643,994
Class R2 Shares	10,031,716
Institutional Class Shares	10,688,167
Service Class Shares	78,324,552

Total	111,460,948

Statement of Assets and Liabilities (Continued)

October 31, 2013

Nationwide Investor Destinations Aggressive Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$11.00
Class B Shares (b)	$10.81
Class C Shares (c)	$10.75
Class R2 Shares	$10.83
Institutional Class Shares	$11.11
Service Class Shares	$11.02
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$11.67

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares, the redemption price per share is reduced by 1.00% on sales of shares of original purchases of $1,000,000 or more or that were not subject to a front-end sales charge made within 18 months of the purchase date.
(b)	For Class B Shares, the redemption price per share varies by the length of time shares are held.
(c)	For Class C Shares, the redemption price per share is reduced by 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Year Ended October 31, 2013

Nationwide Investor Destinations Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliates	$24,101,039

Total Income	24,101,039

EXPENSES:
Investment advisory fees	1,471,070
Fund administration fees	326,120
Distribution fees Class A	135,456
Distribution fees Class B	46,672
Distribution fees Class C	637,652
Distribution fees Class R2	510,117
Distribution fees Service Class	2,018,622
Administrative servicing fees Class A	26,129
Administrative servicing fees Class R2	155,732
Administrative servicing fees Service Class	1,257,326
Registration and filing fees	69,697
Professional fees	52,727
Printing fees	24,827
Trustee fees	39,632
Custodian fees	42,572
Accounting and transfer agent fees	145,916
Compliance program costs (Note 3)	4,232
Other	26,289

Total expenses before earnings credit	6,990,788

Earnings credit (Note 5)	(1)

Net Expenses	6,990,787

NET INVESTMENT INCOME	17,110,252

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	14,031,985
Net realized losses from investment transactions with affiliates	(2,571,213)

Net realized gains from affiliated investments	11,460,772

Net change in unrealized appreciation/(depreciation) from investments in affiliates	232,591,753

Net realized/unrealized gains from affiliated investments	244,052,525

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$261,162,777

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Investor Destinations Aggressive Fund
	Year Ended October 31, 2013	Year Ended October 31, 2012
Operations:
Net investment income	$17,110,252	$13,488,926
Net realized gains from affiliated investments	11,460,772	3,368,487
Net change in unrealized appreciation/(depreciation) from investments in affiliates	232,591,753	84,900,154

Change in net assets resulting from operations	261,162,777	101,757,567

Distributions to Shareholders From:
Net investment income:
Class A	(968,045)	(782,878)
Class B	(55,790)	(58,355)
Class C	(675,982)	(523,364)
Class R2	(1,424,243)	(1,126,053)
Institutional Class	(1,928,613)	(1,416,774)
Service Class	(13,132,526)	(10,596,686)
Net realized gains:
Class A	(572,967)	(102,998)
Class B	(56,776)	(15,271)
Class C	(637,640)	(121,921)
Class R2	(1,028,497)	(184,154)
Institutional Class	(921,180)	(145,546)
Service Class	(8,184,292)	(1,466,350)

Change in net assets from shareholder distributions	(29,586,551)	(16,540,350)

Change in net assets from capital transactions	(47,705,603)	(38,589,262)

Change in net assets	183,870,623	46,627,955

Net Assets:
Beginning of year	1,041,302,576	994,674,621

End of year	$1,225,173,199	$1,041,302,576

Accumulated undistributed net investment income at end of year	$82,090	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$15,322,388	$10,261,493
Dividends reinvested	1,039,315	580,205
Cost of shares redeemed	(19,061,602)	(15,175,604)

Total Class A Shares	(2,699,899)	(4,333,906)

Class B Shares
Proceeds from shares issued	175,032	112,217
Dividends reinvested	86,638	51,121
Cost of shares redeemed	(2,810,581)	(3,090,647)

Total Class B Shares	(2,548,911)	(2,927,309)

Class C Shares
Proceeds from shares issued	11,975,603	6,102,521
Dividends reinvested	572,226	264,082
Cost of shares redeemed	(11,464,078)	(12,798,033)

Total Class C Shares	1,083,751	(6,431,430)

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Aggressive Fund
	Year Ended October 31, 2013	Year Ended October 31, 2012
CAPITAL TRANSACTIONS: (continued)
Class R2 Shares
Proceeds from shares issued	$11,886,523	$10,780,294
Dividends reinvested	2,357,861	1,260,389
Cost of shares redeemed	(17,978,126)	(16,565,388)

Total Class R2 Shares	(3,733,742)	(4,524,705)

Institutional Class Shares
Proceeds from shares issued	62,767,157	20,738,085
Dividends reinvested	2,849,793	1,562,320
Cost of shares redeemed	(52,343,098)	(14,117,451)

Total Institutional Class Shares	13,273,852	8,182,954

Service Class Shares
Proceeds from shares issued	57,991,604	48,881,901
Dividends reinvested	21,316,629	12,062,908
Cost of shares redeemed	(132,388,887)	(89,499,675)

Total Service Class Shares	(53,080,654)	(28,554,866)

Change in net assets from capital transactions	$(47,705,603)	$(38,589,262)

SHARE TRANSACTIONS:
Class A Shares
Issued	1,559,786	1,184,816
Reinvested	111,899	70,182
Redeemed	(1,969,347)	(1,769,322)

Total Class A Shares	(297,662)	(514,324)

Class B Shares
Issued	18,323	16,824
Reinvested	9,696	6,431
Redeemed	(292,860)	(365,643)

Total Class B Shares	(264,841)	(342,388)

Class C Shares
Issued	1,223,229	727,426
Reinvested	64,114	33,173
Redeemed	(1,178,718)	(1,526,263)

Total Class C Shares	108,625	(765,664)

Class R2 Shares
Issued	1,229,532	1,270,454
Reinvested	259,973	155,613
Redeemed	(1,816,307)	(1,944,412)

Total Class R2 Shares	(326,802)	(518,345)

Institutional Class Shares
Issued	6,223,977	2,378,555
Reinvested	301,972	185,987
Redeemed	(5,214,478)	(1,624,207)

Total Institutional Class Shares	1,311,471	940,335

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Aggressive Fund
	Year Ended October 31, 2013	Year Ended October 31, 2012
SHARE TRANSACTIONS: (continued)
Service Class Shares
Issued	5,841,621	5,704,825
Reinvested	2,299,608	1,458,610
Redeemed	(13,366,053)	(10,368,289)

Total Service Class Shares	(5,224,824)	(3,204,854)

Total change in shares	(4,694,033)	(4,405,240)

Amount designated as “–” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Investor Destinations Aggressive Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Portfolio Turnover (b)
Class A Shares
Year Ended October 31, 2013 (c)	$8.97	0.17	2.13	2.30	(0.17)	(0.10)	(0.27)	$11.00	26.24%	$59,507,180	0.49%	1.69%	0.49%	22.52%
Year Ended October 31, 2012 (c)	$8.26	0.13	0.73	0.86	(0.13)	(0.02)	(0.15)	$8.97	10.56%	$51,210,338	0.50%	1.44%	0.50%	11.55%
Year Ended October 31, 2011 (c)	$8.13	0.13	0.14	0.27	(0.14)	–	(0.14)	$8.26	3.24%	$51,388,289	0.48%	1.54%	0.48%	9.70%
Year Ended October 31, 2010 (c)	$7.30	0.11	1.02	1.13	(0.10)	(0.20)	(0.30)	$8.13	15.81%	$49,682,066	0.49%	1.44%	0.49%	8.89%
Year Ended October 31, 2009 (c)	$7.02	0.13	0.78	0.91	(0.13)	(0.50)	(0.63)	$7.30	14.98%	$39,797,434	0.55%	1.99%	0.55%	11.99%

Class B Shares
Year Ended October 31, 2013 (c)	$8.82	0.10	2.09	2.19	(0.10)	(0.10)	(0.20)	$10.81	25.29%	$3,938,655	1.20%	1.08%	1.20%	22.52%
Year Ended October 31, 2012 (c)	$8.11	0.07	0.73	0.80	(0.07)	(0.02)	(0.09)	$8.82	9.91%	$5,548,111	1.20%	0.77%	1.20%	11.55%
Year Ended October 31, 2011 (c)	$7.99	0.08	0.12	0.20	(0.08)	–	(0.08)	$8.11	2.47%	$7,883,490	1.21%	0.91%	1.21%	9.70%
Year Ended October 31, 2010 (c)	$7.19	0.06	1.01	1.07	(0.07)	(0.20)	(0.27)	$7.99	15.10%	$11,618,585	1.20%	0.75%	1.20%	8.89%
Year Ended October 31, 2009 (c)	$6.93	0.08	0.77	0.85	(0.09)	(0.50)	(0.59)	$7.19	14.11%	$12,280,157	1.22%	1.32%	1.22%	11.99%

Class C Shares
Year Ended October 31, 2013 (c)	$8.78	0.09	2.09	2.18	(0.11)	(0.10)	(0.21)	$10.75	25.26%	$71,452,684	1.19%	0.92%	1.19%	22.52%
Year Ended October 31, 2012 (c)	$8.08	0.07	0.72	0.79	(0.07)	(0.02)	(0.09)	$8.78	9.90%	$57,370,350	1.20%	0.76%	1.20%	11.55%
Year Ended October 31, 2011 (c)	$7.97	0.07	0.12	0.19	(0.08)	–	(0.08)	$8.08	2.36%	$59,022,254	1.21%	0.86%	1.21%	9.70%
Year Ended October 31, 2010 (c)	$7.17	0.06	1.01	1.07	(0.07)	(0.20)	(0.27)	$7.97	15.15%	$67,454,100	1.20%	0.75%	1.20%	8.89%
Year Ended October 31, 2009 (c)	$6.91	0.09	0.76	0.85	(0.09)	(0.50)	(0.59)	$7.17	14.15%	$70,213,439	1.22%	1.36%	1.22%	11.99%

Class R2 Shares (d)
Year Ended October 31, 2013 (c)	$8.84	0.12	2.11	2.23	(0.14)	(0.10)	(0.24)	$10.83	25.73%	$108,654,200	0.85%	1.27%	0.85%	22.52%
Year Ended October 31, 2012 (c)	$8.14	0.09	0.73	0.82	(0.10)	(0.02)	(0.12)	$8.84	10.23%	$91,551,218	0.84%	1.10%	0.84%	11.55%
Year Ended October 31, 2011 (c)	$8.01	0.10	0.14	0.24	(0.11)	–	(0.11)	$8.14	2.90%	$88,524,201	0.85%	1.18%	0.85%	9.70%
Year Ended October 31, 2010 (c)	$7.21	0.08	1.01	1.09	(0.09)	(0.20)	(0.29)	$8.01	15.41%	$84,348,618	0.84%	1.07%	0.84%	8.89%
Year Ended October 31, 2009 (c)	$6.95	0.10	0.77	0.87	(0.11)	(0.50)	(0.61)	$7.21	14.53%	$64,237,573	0.87%	1.56%	0.87%	11.99%

Institutional Class Shares
Year Ended October 31, 2013 (c)	$9.06	0.19	2.16	2.35	(0.20)	(0.10)	(0.30)	$11.11	26.57%	$118,716,482	0.19%	1.88%	0.19%	22.52%
Year Ended October 31, 2012 (c)	$8.34	0.15	0.75	0.90	(0.16)	(0.02)	(0.18)	$9.06	11.05%	$84,918,686	0.20%	1.74%	0.20%	11.55%
Year Ended October 31, 2011 (c)	$8.20	0.15	0.15	0.30	(0.16)	–	(0.16)	$8.34	3.49%	$70,317,290	0.21%	1.78%	0.21%	9.70%
Year Ended October 31, 2010 (c)	$7.36	0.13	1.04	1.17	(0.13)	(0.20)	(0.33)	$8.20	16.19%	$57,247,781	0.20%	1.71%	0.20%	8.89%
Year Ended October 31, 2009 (c)	$7.08	0.14	0.79	0.93	(0.15)	(0.50)	(0.65)	$7.36	15.23%	$42,570,681	0.22%	2.17%	0.22%	11.99%

Service Class Shares
Year Ended October 31, 2013 (c)	$8.99	0.15	2.14	2.29	(0.16)	(0.10)	(0.26)	$11.02	26.04%	$862,903,998	0.60%	1.53%	0.60%	22.52%
Year Ended October 31, 2012 (c)	$8.27	0.12	0.74	0.86	(0.12)	(0.02)	(0.14)	$8.99	10.56%	$750,703,873	0.60%	1.34%	0.60%	11.55%
Year Ended October 31, 2011 (c)	$8.14	0.12	0.13	0.25	(0.12)	–	(0.12)	$8.27	3.09%	$717,539,097	0.61%	1.43%	0.61%	9.70%
Year Ended October 31, 2010 (c)	$7.32	0.10	1.03	1.13	(0.11)	(0.20)	(0.31)	$8.14	15.66%	$719,252,841	0.59%	1.34%	0.59%	8.89%
Year Ended October 31, 2009 (c)	$7.04	0.12	0.79	0.91	(0.13)	(0.50)	(0.63)	$7.32	14.91%	$640,465,271	0.63%	1.87%	0.63%	11.99%

Amounts designated as “ – “are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.
(d)	Effective February 28, 2009, Class R Shares were renamed Class R2 Shares.

The accompanying notes are an integral part of these financial statements.

Fund Commentary	Nationwide Investor Destinations Moderately Aggressive Fund

For the annual period ended October 31, 2013, the Nationwide Investor Destinations Moderately Aggressive Fund (Service Class) returned 21.37% versus 22.18% for its composite benchmark*, 55% Russell 3000® Index, 25% MSCI EAFE® Index, 15% Barclays U.S. Aggregate Bond Index and 5% Barclays U.S. 1-3 Year Government/Credit Bond Index. For broader comparison, the median return for the Fund’s closest Lipper peer category of Mixed-Asset Target Allocation Growth Funds (consisting of 561 funds as of October 31, 2013) was 17.94% for the same time period.

*The Fund changed its composite benchmark on September 30, 2013. The Fund’s former composite benchmark, comprising 80% S&P 500® Index, 15% Barclays U.S. Aggregate Bond Index and 5% Citigroup 3-Month Treasury Bill Index, returned 21.16% for the annual period ended October 31, 2013.

The Fund’s return for the 12-month period covered in this report was primarily driven by strong positive returns across the equity markets in the U.S. and foreign developed countries. In general, U.S. equity markets led the way as large-, mid- and small-capitalization stocks posted double-digit gains. Specifically, the S&P 500 Index (representing large-cap stocks) rose more than 27%, S&P MidCap 400® Index (mid-cap stocks) increased more than 33% and Russell 2000® Index (small-cap stocks) gained more than 36%. During the period, the U.S. Federal Reserve (Fed) reaffirmed its intent to support the economy by maintaining its pace of asset purchases, helping to underpin the gains delivered in the U.S. equity markets.

The equity markets within foreign developed countries (as distinguished from emerging market countries) generally posted double-digit returns as well. The MSCI EAFE Index (representing developed international markets) posted a gain of nearly 27% during the period. Concerns regarding political and economic uncertainty in various parts of the eurozone receded further from the headlines and were also helped by the Fed’s decision not to taper (gradually reduce) its pace of asset purchases and the dissipation of tensions in Syria.

With regard to intermediate-term, investment-grade U.S. fixed-income bonds, the Barclays U.S. Aggregate Bond Index (representing such U.S. bonds) posted a negative return of -1.08% during the period. Interest rates on the bellwether 10-year U.S. Treasury note increased nearly 100 basis points during the period, beginning November 2012 at 1.62%, increasing to 3.00% by early September 2013 and easing back at the end of the period to 2.56% after the Fed’s announcement to postpone the tapering of its asset purchases. The rise in interest rates generally coincided with an increase in intermediate- and long-term bond prices and a decrease in bond returns for the period as a whole. Short-term bond interest rates remained range-bound near zero, effectively keeping returns in the very low single digits.

The returns from the Fund’s investments in the Nationwide S&P 500 Index Fund and Nationwide International Index Fund, combined with their sizable allocations within the Fund, made these underlying funds the largest contributors to the Fund’s return during the period, as shown in the chart below.

The negative returns from the Fund’s investments in the Nationwide Bond Index Fund made this underlying fund the only detractor from the Fund’s return during the period, as shown in the chart below.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

Investments in the Fund are subject to the risks of its underlying funds. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

The Fund may invest in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

Fund Commentary (con’t.)	Nationwide Investor Destinations Moderately Aggressive Fund

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Note: On September 30, 2013, important changes were made to the Fund’s allocations, including the addition of four more underlying investments — Nationwide Alternatives Allocation Fund, Nationwide Core Plus Bond Fund, Nationwide HighMark Short Term Bond Fund and Nationwide Ziegler Equity Income Fund. These new underlying investments are included in the chart to the right, but are not included in the chart below.

Actual Underlying Fund Allocations

(as of October 31, 2013)

Nationwide S&P 500 Index Fund	28%
Nationwide International Index Fund	25%
Nationwide Mid Cap Market Index Fund	12%
Nationwide Alternatives Allocation Fund	10%
Nationwide Small Cap Index Fund	10%
Nationwide Bond Index Fund	6%
Nationwide Core Plus Bond Fund	4%
Nationwide Contract	2%
Nationwide HighMark Short Term Bond Fund	2%
Nationwide Ziegler Equity Income Fund	1%
100%

Actual underlying fund allocations in the chart above are stated as a percentage of the Fund’s total net assets. Allocations may change over time in order for the Fund to meet its objective or due to market and/or economic conditions.

Contributions of Underlying Funds to Fund Performance

(For the year ended October 31, 2013)

The contribution of underlying funds to Fund performance is based on target underlying fund allocations through the reporting period. Returns reflect the impact of each underlying fund’s fees and expenses, but do not reflect the Nationwide Investor Destinations Moderately Aggressive Fund’s fees and expenses. Performance is based on the 12-month trailing returns of the underlying funds and their respective allocation on the last day of the reporting period, October 31, 2013, and may not result in the annualized return of the Fund. The Nationwide Alternatives Allocation Fund, Nationwide Core Plus Bond Fund, Nationwide HighMark Short Term Bond Fund and Nationwide Ziegler Equity Income Fund are not shown since they were held as underlying investments for only one month of the reporting period. Day-to-day market activity will likely cause the Fund’s target allocations to fluctuate. Under ordinary circumstances, Nationwide Fund Advisors periodically will rebalance the assets of the Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice. For more information, refer to the Fund’s prospectus.

Fund Overview	Nationwide Investor Destinations Moderately Aggressive Fund

Objective

The Fund seeks to maximize total investment return for a moderately aggressive level of risk.

Highlights

•	The Fund’s investments in U.S. and foreign developed market mutual funds account for more than 75% of its allocations and contributed more than 95% to the returns of the Fund during the period

•	Two of the Fund’s investments in U.S. bonds detracted from returns during the period

•	The Fund recently added exposures to six additional asset classes within four additional underlying funds that are intended to help diversify the sources of risk and return for the Fund

Asset Allocation†

Equity Funds	76.3%
Fixed Income Funds	11.8%
Alternative Assets	9.9%
Fixed Contract	2.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Institutional Class	28.1%
Nationwide International Index Fund, Institutional Class	25.1%
Nationwide Mid Cap Market Index Fund, Institutional Class	12.1%
Nationwide Small Cap Index Fund, Institutional Class	10.0%
Nationwide Alternatives Allocation Fund, Institutional Class	9.9%
Nationwide Bond Index Fund, Institutional Class	5.9%
Nationwide Core Plus Bond Fund, Institutional Class	3.9%
Nationwide HighMark Short Term Bond Fund, Institutional Class	2.0%
Nationwide Fixed Contract	2.0%
Nationwide Ziegler Equity Income Fund, Institutional Class	1.0%
100.0%

†	Percentages indicated are based upon net assets as of October 31, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of October 31, 2013.

Fund Performance	Nationwide Investor Destinations Moderately Aggressive Fund

Average Annual Total Return

(For periods ended October 31, 2013)		1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC1	21.44%	12.69%	7.05%
	w/SC2	14.40%	11.36%	6.41%
Class B	w/o SC1	20.72%	11.89%	6.28%
	w/SC3	15.72%	11.64%	6.28%
Class C	w/o SC1	20.72%	11.90%	6.27%
	w/SC4	19.72%	11.90%	6.27%
Class R2[5,6]		21.15%	12.27%	6.73%
Institutional Class[5,7]		21.83%	13.00%	7.29%
Service Class[5]		21.37%	12.57%	6.92%

Expense Ratios

Expense Ratio*
Class A	0.76%
Class B	1.46%
Class C	1.46%
Class R2	1.11%
Institutional Class	0.46%
Service Class	0.86%

*Current effective prospectus dated March 1, 2013. Expenses also include indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details.

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on performance data.

[1]	These returns do not reflect the effects of SCs.

[2]	A 5.75% front-end sales charge was deducted.

[3]	A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years and is not deducted from returns after 6 years.

[4]	A 1.00% CDSC was deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.

[5]	Not subject to any SCs.

[6]	Effective February 28, 2009, Class R Shares were renamed Class R2 Shares.

[7]

These returns until the creation of Institutional Class shares (12/29/04) include the performance of the Fund’s Class B shares. The returns have been adjusted for the fact that Institutional Class shares do not have any applicable SCs but have not been adjusted for the lower expenses applicable to Institutional Class shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Institutional Class shares would have produced because the Institutional Class shares invest in the same portfolio of securities as Class B shares.

Fund Performance (con’t.)	Nationwide Investor Destinations Moderately Aggressive Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Service Class shares of the Nationwide Investor Destinations Moderately Aggressive Fund versus the Russell 3000® Index (current benchmark), the S&P 500® Index (former benchmark), the Barclays U.S. Aggregate Bond Index, the MSCI EAFE® Index, the Barclays U.S. 1-3 Year Government/Credit Bond Index, the Citigroup 3-Month Treasury Bill (T-Bill) Index, the Current Composite Index*, the Former Composite Index** and the Consumer Price Index (CPI) over the 10-year period ended 10/31/13. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Current Composite Index comprises 55% Russell 3000® Index, 15% Barclays U.S. Aggregate Bond Index, 25% MSCI EAFE® Index and 5% Barclays U.S. 1-3 Year Gov’t/Credit Bond Index.

**	The Former Composite Index comprises 80% S&P 500® Index, 15% Barclays U.S. Aggregate Bond Index and 5% Citigroup 3-Month T-Bill Index.

Shareholder Expense Example	Nationwide Investor Destinations Moderately Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (May 1, 2013) and continued to hold your shares at the end of the reporting period (October 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from May 1, 2013 through October 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from May 1, 2013 through October 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Investor Destinations Moderately Aggressive Fund October 31, 2013			Beginning Account Value ($) 05/01/13	Ending Account Value ($) 10/31/13	Expenses Paid During Period ($) 05/01/13 - 10/31/13[a]	Expense Ratio During Period (%) 05/01/13 - 10/31/13[a]
Class A Shares	Actual	[b]	1,000.00	1,079.70	2.57	0.49
	Hypothetical	[b,c]	1,000.00	1,022.74	2.50	0.49
Class B Shares	Actual	[b]	1,000.00	1,076.10	6.23	1.19
	Hypothetical	[b,c]	1,000.00	1,019.21	6.06	1.19
Class C Shares	Actual	[b]	1,000.00	1,076.60	6.23	1.19
	Hypothetical	[b,c]	1,000.00	1,019.21	6.06	1.19
Class R2 Shares	Actual	[b]	1,000.00	1,078.60	4.40	0.84
	Hypothetical	[b,c]	1,000.00	1,020.97	4.28	0.84
Institutional Class Shares	Actual	[b]	1,000.00	1,081.50	1.00	0.19
	Hypothetical	[b,c]	1,000.00	1,024.25	0.97	0.19
Service Class Shares	Actual	[b]	1,000.00	1,079.40	3.09	0.59
	Hypothetical	[b,c]	1,000.00	1,022.23	3.01	0.59

a	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

b	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2013 through October 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

c	Represents the hypothetical 5% return before expenses.

Statement of Investments

October 31, 2013

Nationwide Investor Destinations Moderately Aggressive Fund

Mutual Funds 98.0%

	Shares	Market Value

Alternative Assets 9.9%
Nationwide Alternatives Allocation Fund, Institutional Class (a)	20,572,166	$202,018,670

Total Alternative Assets (cost $199,568,997)		202,018,670

Equity Funds 76.3%
Nationwide International Index Fund, Institutional Class (a)	60,355,841	510,006,859
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	13,104,144	246,095,831
Nationwide S&P 500 Index Fund, Institutional Class (a)	39,208,811	571,664,464
Nationwide Small Cap Index Fund, Institutional Class (a)	12,902,695	203,217,452
Nationwide Ziegler Equity Income Fund, Institutional Class *(a)	1,674,395	20,812,731

Total Equity Funds (cost $1,144,067,419)		1,551,797,337

Fixed Income Funds 11.8%
Nationwide Bond Index Fund, Institutional Class (a)	10,712,719	121,267,974
Nationwide Core Plus Bond Fund, Institutional Class (a)	7,862,646	80,356,242
Nationwide HighMark Short Term Bond Fund, Institutional Class (a)	3,974,897	39,907,971

Total Fixed Income Funds (cost $244,471,306)		241,532,187

Total Mutual Funds (cost $1,588,107,722)		1,995,348,194

Fixed Contract 2.0%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.50% (a)(b)	$39,899,967	39,899,967

Total Fixed Contract (cost $39,899,967)		39,899,967

Total Investments (cost $1,628,007,689) (c) — 100.0%		2,035,248,161

Liabilities in excess of other assets — 0.0%†		(988,641)

NET ASSETS — 100.0%		$2,034,259,520

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

October 31, 2013

Nationwide Investor Destinations Moderately Aggressive Fund
Assets:
Investments in affiliates, at value (cost $1,628,007,689)	$2,035,248,161
Cash	26,862
Receivable for investments sold	3,092,599
Receivable for capital shares issued	286,470
Prepaid expenses	31,277

Total Assets	2,038,685,369

Liabilities:
Payable for capital shares redeemed	3,327,524
Accrued expenses and other payables:
Investment advisory fees	222,511
Fund administration fees	51,714
Distribution fees	505,888
Administrative servicing fees	224,691
Accounting and transfer agent fees	35,260
Trustee fees	3,296
Custodian fees	6,774
Compliance program costs (Note 3)	1,293
Professional fees	25,314
Printing fees	19,322
Other	2,262

Total Liabilities	4,425,849

Net Assets	$2,034,259,520

Represented by:
Capital	$1,648,931,491
Accumulated undistributed net investment income	626,817
Accumulated net realized losses from affiliated investments	(22,539,260)
Net unrealized appreciation/(depreciation) from investments in affiliates	407,240,472

Net Assets	$2,034,259,520

Net Assets:
Class A Shares	$112,242,046
Class B Shares	4,879,382
Class C Shares	125,294,548
Class R2 Shares	246,852,482
Institutional Class Shares	270,917,338
Service Class Shares	1,274,073,724

Total	$2,034,259,520

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	9,862,131
Class B Shares	436,570
Class C Shares	11,227,075
Class R2 Shares	22,120,971
Institutional Class Shares	23,824,875
Service Class Shares	112,179,525

Total	179,651,147

Statement of Assets and Liabilities (Continued)

October 31, 2013

Nationwide Investor Destinations Moderately Aggressive Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$11.38
Class B Shares (b)	$11.18
Class C Shares (c)	$11.16
Class R2 Shares	$11.16
Institutional Class Shares	$11.37
Service Class Shares	$11.36
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$12.07

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares, the redemption price per share is reduced by 1.00% on sales of shares of original purchases of $1,000,000 or more or that were not subject to a front-end sales charge made within 18 months of the purchase date.
(b)	For Class B Shares, the redemption price per share varies by the length of time shares are held.
(c)	For Class C Shares, the redemption price per share is reduced by 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Year Ended October 31, 2013

Nationwide Investor Destinations Moderately Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliates	$38,670,159
Interest income from affiliates	1,561,784

Total Income	40,231,943

EXPENSES:
Investment advisory fees	2,453,567
Fund administration fees	514,218
Distribution fees Class A	247,500
Distribution fees Class B	63,520
Distribution fees Class C	1,172,534
Distribution fees Class R2	1,150,787
Distribution fees Service Class	3,019,708
Administrative servicing fees Class A	56,144
Administrative servicing fees Class R2	345,096
Administrative servicing fees Service Class	1,811,057
Registration and filing fees	69,146
Professional fees	77,746
Printing fees	36,226
Trustee fees	65,870
Custodian fees	71,074
Accounting and transfer agent fees	240,369
Compliance program costs (Note 3)	7,059
Other	39,218

Total expenses before earnings credit	11,440,839

Earnings credit (Note 5)	(12)

Net Expenses	11,440,827

NET INVESTMENT INCOME	28,791,116

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	20,611,210
Net realized gains from investment transactions with affiliates	17,910,194

Net realized gains from affiliated investments	38,521,404

Net change in unrealized appreciation/(depreciation) from investments in affiliates	297,497,297

Net realized/unrealized gains from affiliated investments	336,018,701

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$364,809,817

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Investor Destinations Moderately Aggressive Fund
	Year Ended October 31, 2013	Year Ended October 31, 2012
Operations:
Net investment income	$28,791,116	$24,933,810
Net realized gains/(losses) from affiliated investments	38,521,404	(3,822,213)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	297,497,297	134,676,397

Change in net assets resulting from operations	364,809,817	155,787,994

Distributions to Shareholders From:
Net investment income:
Class A	(1,662,703)	(1,398,575)
Class B	(78,781)	(100,762)
Class C	(1,258,871)	(1,120,478)
Class R2	(3,211,038)	(2,641,463)
Institutional Class	(4,393,383)	(3,221,621)
Service Class	(19,720,854)	(17,349,471)
Net realized gains:
Class A	(573,158)	(545,880)
Class B	(50,991)	(83,389)
Class C	(730,521)	(784,088)
Class R2	(1,380,636)	(1,300,465)
Institutional Class	(1,227,423)	(1,008,220)
Service Class	(7,389,943)	(7,346,673)

Change in net assets from shareholder distributions	(41,678,302)	(36,901,085)

Change in net assets from capital transactions	(32,566,829)	(52,427,189)

Change in net assets	290,564,686	66,459,720

Net Assets:
Beginning of year	1,743,694,834	1,677,235,114

End of year	$2,034,259,520	$1,743,694,834

Accumulated undistributed net investment income at end of year	$626,817	$276,366

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$26,002,812	$23,556,125
Dividends reinvested	1,515,552	1,299,470
Cost of shares redeemed	(21,691,704)	(25,535,129)

Total Class A Shares	5,826,660	(679,534)

Class B Shares
Proceeds from shares issued	229,017	172,824
Dividends reinvested	107,509	143,752
Cost of shares redeemed	(4,896,209)	(6,375,870)

Total Class B Shares	(4,559,683)	(6,059,294)

Class C Shares
Proceeds from shares issued	12,991,645	9,281,354
Dividends reinvested	794,176	696,299
Cost of shares redeemed	(19,801,123)	(25,704,782)

Total Class C Shares	(6,015,302)	(15,727,129)

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Moderately Aggressive Fund
	Year Ended October 31, 2013	Year Ended October 31, 2012
CAPITAL TRANSACTIONS: (continued)
Class R2 Shares
Proceeds from shares issued	$21,793,440	$20,623,390
Dividends reinvested	4,506,550	3,861,189
Cost of shares redeemed	(26,930,614)	(22,885,860)

Total Class R2 Shares	(630,624)	1,598,719

Institutional Class Shares
Proceeds from shares issued	150,731,613	41,081,627
Dividends reinvested	5,620,806	4,229,841
Cost of shares redeemed	(111,178,853)	(21,995,140)

Total Institutional Class Shares	45,173,566	23,316,328

Service Class Shares
Proceeds from shares issued	84,075,133	67,827,864
Dividends reinvested	27,110,797	24,696,144
Cost of shares redeemed	(183,547,376)	(147,400,287)

Total Service Class Shares	(72,361,446)	(54,876,279)

Change in net assets from capital transactions	$(32,566,829)	$(52,427,189)

SHARE TRANSACTIONS:
Class A Shares
Issued	2,498,666	2,547,115
Reinvested	152,350	145,952
Redeemed	(2,106,669)	(2,808,067)

Total Class A Shares	544,347	(115,000)

Class B Shares
Issued	22,744	27,486
Reinvested	11,235	16,722
Redeemed	(485,197)	(704,597)

Total Class B Shares	(451,218)	(660,389)

Class C Shares
Issued	1,271,094	1,031,319
Reinvested	82,704	80,586
Redeemed	(1,948,208)	(2,838,707)

Total Class C Shares	(594,410)	(1,726,802)

Class R2 Shares
Issued	2,139,310	2,269,412
Reinvested	465,340	443,781
Redeemed	(2,608,574)	(2,531,867)

Total Class R2 Shares	(3,924)	181,326

Institutional Class Shares
Issued	14,394,144	4,435,053
Reinvested	561,989	473,144
Redeemed	(10,611,639)	(2,373,128)

Total Institutional Class Shares	4,344,494	2,535,069

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Moderately Aggressive Fund
	Year Ended October 31, 2013	Year Ended October 31, 2012
SHARE TRANSACTIONS: (continued)
Service Class Shares
Issued	8,063,586	7,369,462
Reinvested	2,739,801	2,784,387
Redeemed	(17,626,125)	(15,977,535)

Total Service Class Shares	(6,822,738)	(5,823,686)

Total change in shares	(2,983,449)	(5,609,482)

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Investor Destinations Moderately Aggressive Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Portfolio Turnover (b)

Class A Shares
Year Ended October 31, 2013 (c)	$9.60	0.17	1.85	2.02	(0.18)	(0.06)	(0.24)	$11.38	21.44%	$112,242,046	0.50%	1.62%	0.50%	29.31%
Year Ended October 31, 2012 (c)	$8.95	0.15	0.71	0.86	(0.15)	(0.06)	(0.21)	$9.60	9.82%	$89,406,859	0.49%	1.59%	0.49%	13.11%
Year Ended October 31, 2011 (c)	$8.80	0.16	0.15	0.31	(0.16)	–	(0.16)	$8.95	3.49%	$84,467,234	0.47%	1.72%	0.47%	13.88%
Year Ended October 31, 2010 (c)	$7.99	0.14	0.97	1.11	(0.14)	(0.16)	(0.30)	$8.80	14.19%	$79,563,235	0.48%	1.72%	0.48%	8.57%
Year Ended October 31, 2009 (c)	$7.69	0.16	0.86	1.02	(0.16)	(0.56)	(0.72)	$7.99	15.29%	$76,075,551	0.51%	2.24%	0.51%	15.94%

Class B Shares
Year Ended October 31, 2013 (c)	$9.42	0.12	1.80	1.92	(0.10)	(0.06)	(0.16)	$11.18	20.72%	$4,879,382	1.19%	1.14%	1.19%	29.31%
Year Ended October 31, 2012 (c)	$8.79	0.08	0.69	0.77	(0.08)	(0.06)	(0.14)	$9.42	8.89%	$8,364,641	1.20%	0.92%	1.20%	13.11%
Year Ended October 31, 2011 (c)	$8.64	0.10	0.14	0.24	(0.09)	–	(0.09)	$8.79	2.79%	$13,606,502	1.20%	1.09%	1.20%	13.88%
Year Ended October 31, 2010 (c)	$7.86	0.08	0.95	1.03	(0.09)	(0.16)	(0.25)	$8.64	13.29%	$21,474,892	1.19%	1.03%	1.19%	8.57%
Year Ended October 31, 2009 (c)	$7.57	0.11	0.85	0.96	(0.11)	(0.56)	(0.67)	$7.86	14.57%	$24,958,525	1.21%	1.55%	1.21%	15.94%

Class C Shares
Year Ended October 31, 2013 (c)	$9.41	0.10	1.82	1.92	(0.11)	(0.06)	(0.17)	$11.16	20.72%	$125,294,548	1.19%	0.95%	1.19%	29.31%
Year Ended October 31, 2012 (c)	$8.79	0.08	0.69	0.77	(0.09)	(0.06)	(0.15)	$9.41	8.87%	$111,289,595	1.19%	0.89%	1.19%	13.11%
Year Ended October 31, 2011 (c)	$8.64	0.09	0.15	0.24	(0.09)	–	(0.09)	$8.79	2.81%	$119,068,548	1.20%	1.03%	1.20%	13.88%
Year Ended October 31, 2010 (c)	$7.86	0.08	0.95	1.03	(0.09)	(0.16)	(0.25)	$8.64	13.31%	$131,008,292	1.19%	1.02%	1.19%	8.57%
Year Ended October 31, 2009 (c)	$7.57	0.11	0.85	0.96	(0.11)	(0.56)	(0.67)	$7.86	14.58%	$131,214,546	1.21%	1.55%	1.21%	15.94%

Class R2 Shares(d)
Year Ended October 31, 2013 (c)	$9.41	0.13	1.82	1.95	(0.14)	(0.06)	(0.20)	$11.16	21.15%	$246,852,482	0.84%	1.28%	0.84%	29.31%
Year Ended October 31, 2012 (c)	$8.79	0.11	0.69	0.80	(0.12)	(0.06)	(0.18)	$9.41	9.27%	$208,283,759	0.84%	1.23%	0.84%	13.11%
Year Ended October 31, 2011 (c)	$8.64	0.12	0.16	0.28	(0.13)	–	(0.13)	$8.79	3.18%	$192,888,041	0.84%	1.34%	0.84%	13.88%
Year Ended October 31, 2010 (c)	$7.86	0.11	0.94	1.05	(0.11)	(0.16)	(0.27)	$8.64	13.65%	$176,660,604	0.83%	1.34%	0.83%	8.57%
Year Ended October 31, 2009 (c)	$7.58	0.13	0.85	0.98	(0.14)	(0.56)	(0.70)	$7.86	14.89%	$134,283,065	0.87%	1.81%	0.87%	15.94%

Institutional Class Shares
Year Ended October 31, 2013 (c)	$9.59	0.20	1.85	2.05	(0.21)	(0.06)	(0.27)	$11.37	21.83%	$270,917,338	0.19%	1.88%	0.19%	29.31%
Year Ended October 31, 2012 (c)	$8.95	0.17	0.71	0.88	(0.18)	(0.06)	(0.24)	$9.59	10.03%	$186,769,240	0.19%	1.86%	0.19%	13.11%
Year Ended October 31, 2011 (c)	$8.79	0.18	0.16	0.34	(0.18)	–	(0.18)	$8.95	3.89%	$151,618,037	0.20%	1.99%	0.20%	13.88%
Year Ended October 31, 2010 (c)	$7.99	0.16	0.97	1.13	(0.17)	(0.16)	(0.33)	$8.79	14.39%	$130,223,401	0.19%	1.97%	0.19%	8.57%
Year Ended October 31, 2009 (c)	$7.69	0.17	0.87	1.04	(0.18)	(0.56)	(0.74)	$7.99	15.63%	$85,728,623	0.21%	2.42%	0.21%	15.94%

Service Class Shares
Year Ended October 31, 2013 (c)	$9.58	0.16	1.85	2.01	(0.17)	(0.06)	(0.23)	$11.36	21.37%	$1,274,073,724	0.59%	1.56%	0.59%	29.31%
Year Ended October 31, 2012 (c)	$8.94	0.14	0.70	0.84	(0.14)	(0.06)	(0.20)	$9.58	9.60%	$1,139,580,740	0.59%	1.49%	0.59%	13.11%
Year Ended October 31, 2011 (c)	$8.78	0.15	0.16	0.31	(0.15)	–	(0.15)	$8.94	3.47%	$1,115,586,752	0.60%	1.61%	0.60%	13.88%
Year Ended October 31, 2010 (c)	$7.98	0.13	0.96	1.09	(0.13)	(0.16)	(0.29)	$8.78	13.96%	$1,119,852,454	0.58%	1.61%	0.58%	8.57%
Year Ended October 31, 2009 (c)	$7.68	0.15	0.87	1.02	(0.16)	(0.56)	(0.72)	$7.98	15.22%	$1,012,147,730	0.63%	2.10%	0.63%	15.94%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.
(d)	Effective February 28, 2009, Class R Shares were renamed Class R2 Shares.

The accompanying notes are an integral part of these financial statements.

Fund Commentary	Nationwide Investor Destinations Moderate Fund

For the annual period ended October 31, 2013, the Nationwide Investor Destinations Moderate Fund (Service Class) returned 15.30% versus 16.31% for its composite benchmark*, 45% Russell 3000® Index, 15% MSCI EAFE® Index, 25% Barclays U.S. Aggregate Bond Index and 15% Barclays U.S. 1-3 Year Government/Credit Bond Index. For broader comparison, the median return for the Fund’s closest Lipper peer category of Mixed-Asset Target Allocation Moderate Funds (consisting of 531 funds as of October 31, 2013) was 13.83% for the same time period.

*The Fund changed its composite benchmark on September 30, 2013. The Fund’s former composite benchmark, comprising 60% S&P 500® Index, 25% Barclays U.S. Aggregate Bond Index and 15% Citigroup 3-Month Treasury Bill Index, returned 15.43% for the annual period ended October 31, 2013.

The Fund’s return for the 12-month period covered in this report was primarily driven by strong positive returns across the equity markets in the U.S. and foreign developed countries. In general, U.S. equity markets led the way as large-, mid- and small-capitalization stocks posted double-digit gains. Specifically, the S&P 500 Index (representing large-cap stocks) rose more than 27%, S&P MidCap 400® Index (mid-cap stocks) increased more than 33% and Russell 2000® Index (small-cap stocks) gained more than 36%. During the period, the U.S. Federal Reserve (Fed) reaffirmed its intent to support the economy by maintaining its pace of asset purchases, helping to underpin the gains delivered in the U.S. equity markets.

The equity markets within foreign developed countries (as distinguished from emerging market countries) generally posted double-digit returns as well. The MSCI EAFE Index (representing developed international markets) posted a gain of nearly 27% during the period. Concerns regarding political and economic uncertainty in various parts of the eurozone receded further from the headlines and were also helped by the Fed’s decision not to taper (gradually reduce) its pace of asset purchases and the dissipation of tensions in Syria.

With regard to intermediate-term, investment-grade U.S. fixed-income bonds, the Barclays U.S. Aggregate Bond Index (representing such U.S. bonds) posted a negative return of -1.08% during the period. Interest rates on the bellwether 10-year U.S. Treasury note increased nearly 100 basis points during the period, beginning November 2012 at 1.62%, increasing to 3.00% by early September 2013 and easing back at the end of the period to 2.56% after the Fed’s announcement to postpone the tapering of its asset purchases. The rise in interest rates generally coincided with an increase in intermediate- and long-term bond prices and a decrease in bond returns for the period as a whole. Short-term bond interest rates remained range-bound near zero, effectively keeping returns in the very low single digits.

The returns from the Fund’s investments in the Nationwide S&P 500 Index Fund and Nationwide International Index Fund, combined with their sizable allocations within the Fund, made these underlying funds the largest contributors to the Fund’s return during the period, as shown in the chart below.

The negative returns from the Fund’s investments in the Nationwide Bond Index Fund and Nationwide Inflation-Protected Securities Fund made these underlying funds the only detractors from the Fund’s return during the period, as shown in the chart below.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

Investments in the Fund are subject to the risks of its underlying funds. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

The Fund may invest in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

Fund Commentary (con’t.)	Nationwide Investor Destinations Moderate Fund

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Note: On September 30, 2013, important changes were made to the Fund’s allocations, including the addition of three more underlying investments — Nationwide Alternatives Allocation Fund, Nationwide Core Plus Bond Fund and Nationwide Ziegler Equity Income Fund. These new underlying investments are included in the chart to the right, but are not included in the chart below.

Actual Underlying Fund Allocations

(as of October 31, 2013)

Nationwide S&P 500 Index Fund	20%
Nationwide International Index Fund	18%
Nationwide Bond Index Fund	13%
Nationwide Alternatives Allocation Fund	10%
Nationwide Mid Cap Market Index Fund	10%
Nationwide Enhanced Income Fund	6%
Nationwide Small Cap Index Fund	6%
Nationwide Contract	8%
Nationwide Core Plus Bond Fund	4%
Nationwide Inflation-Protected Securities Fund	3%
Nationwide Ziegler Equity Income Fund	2%
100%

Actual underlying fund allocations in the chart above are stated as a percentage of the Fund’s total net assets. Allocations may change over time in order for the Fund to meet its objective or due to market and/or economic conditions.

Contributions of Underlying Funds to Fund Performance

(For the year ended October 31, 2013)

The contribution of underlying funds to Fund performance is based on target underlying fund allocations through the reporting period. Returns reflect the impact of each underlying fund’s fees and expenses, but do not reflect the Nationwide Investor Destinations Moderate Fund’s fees and expenses. Performance is based on the 12-month trailing returns of the underlying funds and their respective allocation on the last day of the reporting period, October 31, 2013, and may not result in the annualized return of the Fund. The Nationwide Alternatives Allocation Fund, Nationwide Core Plus Bond Fund and Nationwide Ziegler Equity Income Fund are not shown since they were held as underlying investments for only one month of the reporting period. Day-to-day market activity will likely cause the Fund’s target allocations to fluctuate. Under ordinary circumstances, Nationwide Fund Advisors periodically will rebalance the assets of the Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice. For more information, refer to the Fund’s prospectus.

Fund Overview	Nationwide Investor Destinations Moderate Fund

Objective

The Fund seeks to maximize total investment return for a moderate level of risk.

Highlights

•	The Fund’s investments in U.S. and foreign developed market mutual funds account for more than 55% of its allocations and contributed more than 95% to the returns of the Fund during the period

•	Two of the Fund’s investments in U.S. bonds detracted from returns during the period

•	The Fund recently added exposures to six additional asset classes within three additional underlying funds that are intended to help diversify the sources of risk and return for the Fund

Asset Allocation†

Equity Funds	56.3%
Fixed Income Funds	25.8%
Alternative Assets	10.0%
Fixed Contract	7.9%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Institutional Class	20.1%
Nationwide International Index Fund, Institutional Class	18.0%
Nationwide Bond Index Fund, Institutional Class	13.0%
Nationwide Mid Cap Market Index Fund, Institutional Class	10.1%
Nationwide Alternatives Allocation Fund, Institutional Class	9.9%
Nationwide Fixed Contract	7.9%
Nationwide Small Cap Index Fund, Institutional Class	6.0%
Nationwide Enhanced Income Fund, Institutional Class	5.9%
Nationwide Core Plus Bond Fund, Institutional Class	4.0%
Nationwide Inflation-Protected Securities Fund, Institutional Class	3.0%
Nationwide Ziegler Equity Income Fund, Institutional Class	2.1%
100.0%

†	Percentages indicated are based upon net assets as of October 31, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of October 31, 2013.

Fund Performance	Nationwide Investor Destinations Moderate Fund

Average Annual Total Return

(For periods ended October 31, 2013)		1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC1	15.56%	10.61%	6.19%
	w/SC2	8.87%	9.29%	5.56%
Class B	w/o SC1	14.74%	9.83%	5.43%
	w/SC3	9.74%	9.55%	5.43%
Class C	w/o SC1	14.68%	9.81%	5.42%
	w/SC4	13.68%	9.81%	5.42%
Class R2[5,6]		15.06%	10.20%	5.85%
Institutional Class[5,7]		15.86%	10.91%	6.45%
Service Class[5]		15.30%	10.47%	6.05%

Expense Ratios

Expense Ratio*
Class A	0.75%
Class B	1.46%
Class C	1.46%
Class R2	1.11%
Institutional Class	0.46%
Service Class	0.86%

*Current effective prospectus dated March 1, 2013. Expenses also include indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details.

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on performance data.

[1]	These returns do not reflect the effects of SCs.

[2]	A 5.75% front-end sales charge was deducted.

[3]	A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years and is not deducted from returns after 6 years.

[4]	A 1.00% CDSC was deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.

[5]	Not subject to any SCs.

[6]	Effective February 28, 2009, Class R Shares were renamed Class R2 Shares.

[7]

These returns until the creation of Institutional Class shares (12/29/04) include the performance of the Fund’s Class B shares. The returns have been adjusted for the fact that Institutional Class shares do not have any applicable SCs but have not been adjusted for the lower expenses applicable to Institutional Class shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Institutional Class shares would have produced because the Institutional Class shares invest in the same portfolio of securities as Class B shares.

Fund Performance (con’t.)	Nationwide Investor Destinations Moderate Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Service Class shares of the Nationwide Investor Destinations Moderate Fund versus the Russell 3000® Index (current benchmark), the S&P 500® Index (former benchmark), the Barclays U.S. Aggregate Bond Index, the MSCI EAFE® Index, the Barclays U.S. 1-3 Year Government/Credit Bond Index, the Citigroup 3-Month Treasury Bill (T-Bill) Index, the Current Composite Index*, the Former Composite Index** and the Consumer Price Index (CPI) over the 10-year period ended 10/31/13. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Current Composite Index comprises 45% Russell 3000® Index, 25% Barclays U.S. Aggregate Bond Index, 15% MSCI EAFE® Index and 15% Barclays U.S. 1-3 Year Gov’t/Credit Bond Index.

**	The Former Composite Index comprises 25% Barclays U.S. Aggregate Bond Index, 15% Citigroup 3-Month T-Bill Index and 60% S&P 500® Index.

Shareholder Expense Example	Nationwide Investor Destinations Moderate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (May 1, 2013) and continued to hold your shares at the end of the reporting period (October 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from May 1, 2013 through October 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from May 1, 2013 through October 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Investor Destinations Moderate Fund October 31, 2013			Beginning Account Value ($) 05/01/13	Ending Account Value ($) 10/31/13	Expenses Paid During Period ($) 05/01/13 - 10/31/13[a]	Expense Ratio During Period (%) 05/01/13 - 10/31/13[a]
Class A Shares	Actual	[b]	1,000.00	1,057.00	2.49	0.48
	Hypothetical	[b,c]	1,000.00	1,022.79	2.45	0.48
Class B Shares	Actual	[b]	1,000.00	1,053.00	6.21	1.20
	Hypothetical	[b,c]	1,000.00	1,019.16	6.11	1.20
Class C Shares	Actual	[b]	1,000.00	1,052.20	6.16	1.19
	Hypothetical	[b,c]	1,000.00	1,019.21	6.06	1.19
Class R2 Shares	Actual	[b]	1,000.00	1,054.40	4.35	0.84
	Hypothetical	[b,c]	1,000.00	1,020.97	4.28	0.84
Institutional Class Shares	Actual	[b]	1,000.00	1,057.80	0.99	0.19
	Hypothetical	[b,c]	1,000.00	1,024.25	0.97	0.19
Service Class Shares	Actual	[b]	1,000.00	1,055.80	3.06	0.59
	Hypothetical	[b,c]	1,000.00	1,022.23	3.01	0.59

a	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

b	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2013 through October 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

c	Represents the hypothetical 5% return before expenses.

Statement of Investments

October 31, 2013

Nationwide Investor Destinations Moderate Fund

Mutual Funds 92.1%

	Shares	Market Value

Alternative Assets 10.0%
Nationwide Alternatives Allocation Fund, Institutional Class (a)	17,799,694	$174,792,995

Total Alternative Assets (cost $172,657,031)		174,792,995

Equity Funds 56.3%
Nationwide International Index Fund, Institutional Class (a)	37,571,070	317,475,542
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	9,450,097	177,472,824
Nationwide S&P 500 Index Fund, Institutional Class (a)	24,263,343	353,759,541
Nationwide Small Cap Index Fund, Institutional Class (a)	6,714,884	105,759,431
Nationwide Ziegler Equity Income Fund, Institutional Class *(a)	2,918,771	36,280,322

Total Equity Funds (cost $683,807,354)		990,747,660

Fixed Income Funds 25.8%
Nationwide Bond Index Fund, Institutional Class (a)	20,150,874	228,107,895
Nationwide Core Plus Bond Fund, Institutional Class (a)	6,831,849	69,821,494
Nationwide Enhanced Income Fund, Institutional Class (a)	11,715,397	104,149,878
Nationwide Inflation-Protected Securities Fund, Institutional Class (a)	5,531,869	52,220,847

Total Fixed Income Funds (cost $463,436,887)		454,300,114

Total Mutual Funds (cost $1,319,901,272)		1,619,840,769

Fixed Contract 7.9%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.50% (a)(b)	$139,475,697	139,475,697

Total Fixed Contract (cost $139,475,697)		139,475,697

Total Investments (cost $1,459,376,969) (c) — 100.0%		1,759,316,466

Liabilities in excess of other assets — 0.0%†		(352,605)

NET ASSETS — 100.0%		$1,758,963,861

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

October 31, 2013

Nationwide Investor Destinations Moderate Fund
Assets:
Investments in affiliates, at value (cost $1,459,376,969)	$1,759,316,466
Cash	1,115
Receivable for investments sold	1,070,136
Receivable for capital shares issued	1,526,058
Prepaid expenses	36,533

Total Assets	1,761,950,308

Liabilities:
Payable for capital shares redeemed	2,007,688
Accrued expenses and other payables:
Investment advisory fees	192,621
Fund administration fees	45,218
Distribution fees	443,877
Administrative servicing fees	199,115
Accounting and transfer agent fees	45,129
Trustee fees	1,551
Custodian fees	5,995
Compliance program costs (Note 3)	1,004
Professional fees	23,687
Printing fees	18,714
Other	1,848

Total Liabilities	2,986,447

Net Assets	$1,758,963,861

Represented by:
Capital	$1,453,266,459
Accumulated undistributed net investment income	1,247,267
Accumulated net realized gains from affiliated investments	4,510,638
Net unrealized appreciation/(depreciation) from investments in affiliates	299,939,497

Net Assets	$1,758,963,861

Net Assets:
Class A Shares	$134,092,908
Class B Shares	2,084,000
Class C Shares	137,680,905
Class R2 Shares	207,910,628
Institutional Class Shares	284,753,727
Service Class Shares	992,441,693

Total	$1,758,963,861

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	11,942,595
Class B Shares	186,760
Class C Shares	12,447,220
Class R2 Shares	18,894,035
Institutional Class Shares	25,445,998
Service Class Shares	88,733,265

Total	157,649,873

Statement of Assets and Liabilities (Continued)

October 31, 2013

Nationwide Investor Destinations Moderate Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$11.23
Class B Shares (b)	$11.16
Class C Shares (c)	$11.06
Class R2 Shares	$11.00
Institutional Class Shares	$11.19
Service Class Shares	$11.18
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$11.92

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares, the redemption price per share is reduced by 1.00% on sales of shares of original purchases of $1,000,000 or more or that were not subject to a front-end sales charge made within 18 months of the purchase date.
(b)	For Class B Shares, the redemption price per share varies by the length of time shares are held.
(c)	For Class C Shares, the redemption price per share is reduced by 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Year Ended October 31, 2013

Nationwide Investor Destinations Moderate Fund
INVESTMENT INCOME:
Dividend income from affiliates	$30,314,442
Interest income from affiliates	4,598,481

Total Income	34,912,923

EXPENSES:
Investment advisory fees	2,177,473
Fund administration fees	460,714
Distribution fees Class A	317,254
Distribution fees Class B	34,654
Distribution fees Class C	1,310,712
Distribution fees Class R2	992,937
Distribution fees Service Class	2,414,812
Administrative servicing fees Class A	68,592
Administrative servicing fees Class R2	297,755
Administrative servicing fees Service Class	1,448,262
Registration and filing fees	69,386
Professional fees	70,715
Printing fees	33,695
Trustee fees	57,211
Custodian fees	63,130
Accounting and transfer agent fees	295,895
Compliance program costs (Note 3)	6,100
Other	35,967

Total expenses before earnings credit	10,155,264

Earnings credit (Note 5)	(2)

Net Expenses	10,155,262

NET INVESTMENT INCOME	24,757,661

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	15,824,018
Net realized gains from investment transactions with affiliates	39,519,853

Net realized gains from affiliated investments	55,343,871

Net change in unrealized appreciation/(depreciation) from investments in affiliates	159,032,853

Net realized/unrealized gains from affiliated investments	214,376,724

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$239,134,385

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Investor Destinations Moderate Fund
	Year Ended October 31, 2013	Year Ended October 31, 2012
Operations:
Net investment income	$24,757,661	$23,634,567
Net realized gains/(losses) from affiliated investments	55,343,871	(4,377,680)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	159,032,853	102,198,147

Change in net assets resulting from operations	239,134,385	121,455,034

Distributions to Shareholders From:
Net investment income:
Class A	(2,105,107)	(2,468,336)
Class B	(39,206)	(68,287)
Class C	(1,305,304)	(1,300,682)
Class R2	(2,703,277)	(2,407,902)
Institutional Class	(4,818,247)	(3,836,839)
Service Class	(15,315,096)	(14,082,991)
Net realized gains:
Class A	(544,335)	(597,076)
Class B	(21,215)	(55,475)
Class C	(570,539)	(747,797)
Class R2	(874,892)	(1,023,412)
Institutional Class	(1,020,096)	(1,039,621)
Service Class	(4,259,363)	(5,188,856)

Change in net assets from shareholder distributions	(33,576,677)	(32,817,274)

Change in net assets from capital transactions	(24,468,070)	(6,434,726)

Change in net assets	181,089,638	82,203,034

Net Assets:
Beginning of year	1,577,874,223	1,495,671,189

End of year	$1,758,963,861	$1,577,874,223

Accumulated undistributed net investment income at end of year	$1,247,267	$1,140,723

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$42,432,527	$28,088,966
Dividends reinvested	1,615,503	1,816,932
Cost of shares redeemed	(39,848,430)	(28,672,014)

Total Class A Shares	4,199,600	1,233,884

Class B Shares
Proceeds from shares issued	84,241	100,465
Dividends reinvested	43,343	75,666
Cost of shares redeemed	(3,692,609)	(6,294,510)

Total Class B Shares	(3,565,025)	(6,118,379)

Class C Shares
Proceeds from shares issued	24,614,959	14,230,844
Dividends reinvested	809,225	791,332
Cost of shares redeemed	(28,142,283)	(27,267,175)

Total Class C Shares	(2,718,099)	(12,244,999)

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Moderate Fund
	Year Ended October 31, 2013	Year Ended October 31, 2012
CAPITAL TRANSACTIONS: (continued)
Class R2 Shares
Proceeds from shares issued	$26,722,973	$23,609,186
Dividends reinvested	3,465,223	3,313,570
Cost of shares redeemed	(33,324,366)	(24,723,372)

Total Class R2 Shares	(3,136,170)	2,199,384

Institutional Class Shares
Proceeds from shares issued	170,761,954	50,721,635
Dividends reinvested	5,838,343	4,876,460
Cost of shares redeemed	(142,402,818)	(24,422,694)

Total Institutional Class Shares	34,197,479	31,175,401

Service Class Shares
Proceeds from shares issued	90,884,102	73,233,283
Dividends reinvested	19,574,429	19,271,847
Cost of shares redeemed	(163,904,386)	(115,185,147)

Total Service Class Shares	(53,445,855)	(22,680,017)

Change in net assets from capital transactions	$(24,468,070)	$(6,434,726)

SHARE TRANSACTIONS:
Class A Shares
Issued	4,038,405	2,896,933
Reinvested	158,178	191,889
Redeemed	(3,760,039)	(2,978,653)

Total Class A Shares	436,544	110,169

Class B Shares
Issued	8,173	14,936
Reinvested	4,347	8,256
Redeemed	(355,894)	(661,466)

Total Class B Shares	(343,374)	(638,274)

Class C Shares
Issued	2,372,525	1,504,463
Reinvested	81,304	86,170
Redeemed	(2,708,625)	(2,872,343)

Total Class C Shares	(254,796)	(1,281,710)

Class R2 Shares
Issued	2,591,531	2,501,191
Reinvested	347,787	361,008
Redeemed	(3,215,310)	(2,611,965)

Total Class R2 Shares	(275,992)	250,234

Institutional Class Shares
Issued	16,149,599	5,272,049
Reinvested	571,848	518,479
Redeemed	(13,469,400)	(2,523,190)

Total Institutional Class Shares	3,252,047	3,267,338

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Moderate Fund
	Year Ended October 31, 2013	Year Ended October 31, 2012
SHARE TRANSACTIONS: (continued)
Service Class Shares
Issued	8,652,746	7,616,789
Reinvested	1,928,700	2,061,796
Redeemed	(15,560,542)	(12,009,859)

Total Service Class Shares	(4,979,096)	(2,331,274)

Total change in shares	(2,164,667)	(623,517)

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Investor Destinations Moderate Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Portfolio Turnover (b)

Class A Shares
Year Ended October 31, 2013 (c)	$9.93	0.17	1.36	1.53	(0.18)	(0.05)	(0.23)	$11.23	15.56%	$134,092,908	0.50%	1.58%	0.50%	32.04%
Year Ended October 31, 2012 (c)	$9.43	0.16	0.61	0.77	(0.22)	(0.05)	(0.27)	$9.93	8.38%	$114,304,018	0.49%	1.66%	0.49%	16.02%
Year Ended October 31, 2011 (c)	$9.23	0.17	0.20	0.37	(0.17)	–	(0.17)	$9.43	4.06%	$107,508,362	0.48%	1.82%	0.48%	14.28%
Year Ended October 31, 2010 (c)	$8.37	0.17	0.82	0.99	(0.10)	(0.03)	(0.13)	$9.23	11.86%	$96,798,604	0.47%	1.89%	0.47%	9.42%
Year Ended October 31, 2009 (c)	$8.29	0.18	0.80	0.98	(0.19)	(0.71)	(0.90)	$8.37	13.54%	$73,380,653	0.50%	2.38%	0.50%	20.17%

Class B Shares
Year Ended October 31, 2013 (c)	$9.86	0.11	1.33	1.44	(0.09)	(0.05)	(0.14)	$11.16	14.74%	$2,084,000	1.20%	1.07%	1.20%	32.04%
Year Ended October 31, 2012 (c)	$9.30	0.09	0.60	0.69	(0.08)	(0.05)	(0.13)	$9.86	7.56%	$5,228,875	1.20%	1.00%	1.20%	16.02%
Year Ended October 31, 2011 (c)	$9.09	0.11	0.20	0.31	(0.10)	–	(0.10)	$9.30	3.41%	$10,862,496	1.21%	1.20%	1.21%	14.28%
Year Ended October 31, 2010 (c)	$8.31	0.11	0.81	0.92	(0.11)	(0.03)	(0.14)	$9.09	11.14%	$17,847,479	1.20%	1.24%	1.20%	9.42%
Year Ended October 31, 2009 (c)	$8.24	0.13	0.78	0.91	(0.13)	(0.71)	(0.84)	$8.31	12.66%	$22,546,617	1.21%	1.69%	1.21%	20.17%

Class C Shares
Year Ended October 31, 2013 (c)	$9.79	0.09	1.33	1.42	(0.10)	(0.05)	(0.15)	$11.06	14.68%	$137,680,905	1.19%	0.89%	1.19%	32.04%
Year Ended October 31, 2012 (c)	$9.25	0.09	0.60	0.69	(0.10)	(0.05)	(0.15)	$9.79	7.58%	$124,362,072	1.20%	0.97%	1.20%	16.02%
Year Ended October 31, 2011 (c)	$9.05	0.11	0.20	0.31	(0.11)	–	(0.11)	$9.25	3.37%	$129,312,497	1.21%	1.13%	1.21%	14.28%
Year Ended October 31, 2010 (c)	$8.28	0.10	0.81	0.91	(0.11)	(0.03)	(0.14)	$9.05	11.09%	$142,313,710	1.20%	1.21%	1.20%	9.42%
Year Ended October 31, 2009 (c)	$8.21	0.13	0.78	0.91	(0.13)	(0.71)	(0.84)	$8.28	12.72%	$139,055,974	1.21%	1.68%	1.21%	20.17%

Class R2 Shares (d)
Year Ended October 31, 2013 (c)	$9.74	0.13	1.32	1.45	(0.14)	(0.05)	(0.19)	$11.00	15.06%	$207,910,628	0.84%	1.24%	0.84%	32.04%
Year Ended October 31, 2012 (c)	$9.20	0.12	0.60	0.72	(0.13)	(0.05)	(0.18)	$9.74	7.96%	$186,740,830	0.85%	1.31%	0.85%	16.02%
Year Ended October 31, 2011 (c)	$9.01	0.14	0.19	0.33	(0.14)	–	(0.14)	$9.20	3.67%	$174,027,334	0.85%	1.46%	0.85%	14.28%
Year Ended October 31, 2010 (c)	$8.24	0.13	0.81	0.94	(0.14)	(0.03)	(0.17)	$9.01	11.56%	$158,746,294	0.83%	1.54%	0.83%	9.42%
Year Ended October 31, 2009 (c)	$8.21	0.15	0.78	0.93	(0.19)	(0.71)	(0.90)	$8.24	13.11%	$123,534,769	0.87%	1.94%	0.87%	20.17%

Institutional Class Shares
Year Ended October 31, 2013 (c)	$9.90	0.20	1.35	1.55	(0.21)	(0.05)	(0.26)	$11.19	15.86%	$284,753,727	0.20%	1.86%	0.20%	32.04%
Year Ended October 31, 2012 (c)	$9.35	0.19	0.60	0.79	(0.19)	(0.05)	(0.24)	$9.90	8.64%	$219,767,806	0.20%	1.95%	0.20%	16.02%
Year Ended October 31, 2011 (c)	$9.15	0.19	0.21	0.40	(0.20)	–	(0.20)	$9.35	4.38%	$176,900,980	0.21%	2.06%	0.21%	14.28%
Year Ended October 31, 2010 (c)	$8.37	0.19	0.82	1.01	(0.20)	(0.03)	(0.23)	$9.15	12.19%	$131,966,219	0.20%	2.18%	0.20%	9.42%
Year Ended October 31, 2009 (c)	$8.29	0.20	0.80	1.00	(0.21)	(0.71)	(0.92)	$8.37	13.87%	$90,723,665	0.21%	2.61%	0.21%	20.17%

Service Class Shares
Year Ended October 31, 2013 (c)	$9.90	0.16	1.34	1.50	(0.17)	(0.05)	(0.22)	$11.18	15.30%	$992,441,693	0.60%	1.50%	0.60%	32.04%
Year Ended October 31, 2012 (c)	$9.34	0.15	0.61	0.76	(0.15)	(0.05)	(0.20)	$9.90	8.30%	$927,470,622	0.60%	1.56%	0.60%	16.02%
Year Ended October 31, 2011 (c)	$9.14	0.16	0.20	0.36	(0.16)	–	(0.16)	$9.34	3.96%	$897,059,520	0.61%	1.71%	0.61%	14.28%
Year Ended October 31, 2010 (c)	$8.36	0.16	0.81	0.97	(0.16)	(0.03)	(0.19)	$9.14	11.76%	$891,324,745	0.59%	1.81%	0.59%	9.42%
Year Ended October 31, 2009 (c)	$8.28	0.17	0.80	0.97	(0.18)	(0.71)	(0.89)	$8.36	13.40%	$813,670,095	0.63%	2.24%	0.63%	20.17%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.
(d)	Effective February 28, 2009, Class R Shares were renamed Class R2 Shares.

The accompanying notes are an integral part of these financial statements.

Fund Commentary	Nationwide Investor Destinations Moderately Conservative Fund

For the annual period ended October 31, 2013, the Nationwide Investor Destinations Moderately Conservative Fund (Service Class) returned 9.53% versus 10.58% for its composite benchmark*, 30% Russell 3000® Index, 10% MSCI EAFE® Index, 35% Barclays U.S. Aggregate Bond Index and 25% Barclays U.S. 1-3 Year Government/Credit Bond Index. For broader comparison, the median return for the Fund’s closest Lipper peer category of Mixed-Asset Target Allocation Moderate Funds (consisting of 531 funds as of October 31, 2013) was 13.83% for the same time period.

*The Fund changed its composite benchmark on September 30, 2013. The Fund’s former composite benchmark, comprising 40% S&P 500® Index, 35% Barclays U.S. Aggregate Bond Index and 25% Citigroup 3-Month Treasury Bill Index, returned 9.90% for the annual period ended October 31, 2013.

The Fund’s return for the 12-month period covered in this report was primarily driven by strong positive returns across the equity markets in the U.S. and foreign developed countries. In general, U.S. equity markets led the way as large-, mid- and small-capitalization stocks posted double-digit gains. Specifically, the S&P 500 Index (representing large-cap stocks) rose more than 27%, S&P MidCap 400® Index (mid-cap stocks) increased more than 33% and Russell 2000® Index (small-cap stocks) gained more than 36%. During the period, the U.S. Federal Reserve (Fed) reaffirmed its intent to support the economy by maintaining its pace of asset purchases, helping to underpin the gains delivered in the U.S. equity markets.

The equity markets within foreign developed countries (as distinguished from emerging market countries) generally posted double-digit returns as well. The MSCI EAFE Index (representing developed international markets) posted a gain of nearly 27% during the period. Concerns regarding political and economic uncertainty in various parts of the eurozone receded further from the headlines and were also helped by the Fed’s decision not to taper (gradually reduce) its pace of asset purchases and the dissipation of tensions in Syria.

With regard to intermediate-term, investment-grade U.S. fixed-income bonds, the Barclays U.S. Aggregate Bond Index (representing such U.S. bonds) posted a negative return of -1.08% during the period. Interest rates on the bellwether 10-year U.S. Treasury note increased nearly 100 basis points during the period, beginning November 2012 at 1.62%, increasing to 3.00% by early September 2013 and easing back at the end of the period to 2.56% after the Fed’s announcement to postpone the tapering of its asset purchases. The rise in interest rates generally coincided with an increase in intermediate- and long-term bond prices and a decrease in bond returns for the period as a whole. Short-term bond interest rates remained range-bound near zero, effectively keeping returns in the very low single digits.

The returns from the Fund’s investments in the Nationwide S&P 500 Index Fund and Nationwide International Index Fund, combined with their sizable allocations within the Fund, made these underlying funds the largest contributors to the Fund’s return during the period, as shown in the chart below.

The negative returns from the Fund’s investments in the Nationwide Bond Index Fund and Nationwide Inflation-Protected Securities Fund made these underlying funds the only detractors from the Fund’s return during the period, as shown in the chart below.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

Investments in the Fund are subject to the risks of its underlying funds. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

The Fund may invest in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

Fund Commentary (con’t.)	Nationwide Investor Destinations Moderately Conservative Fund

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Note: On September 30, 2013, important changes were made to the Fund’s allocations, including the addition of three more underlying investments — Nationwide Alternatives Allocation Fund, Nationwide Core Plus Bond Fund and Nationwide Ziegler Equity Income Fund. These new underlying investments are included in the chart to the right, but are not included in the chart below.

Actual Underlying Fund Allocations

(as of October 31, 2013)

Nationwide Bond Index Fund	20%
Nationwide Contract	15%
Nationwide S&P 500 Index Fund	13%
Nationwide Alternatives Allocation Fund	10%
Nationwide International Index Fund	10%
Nationwide Enhanced Income Fund	10%
Nationwide Mid Cap Market Index Fund	7%
Nationwide Inflation-Protected Securities Fund	5%
Nationwide Core Plus Bond Fund	4%
Nationwide Ziegler Equity Income Fund	3%
Nationwide Small Cap Index Fund	3%
100%

Actual underlying fund allocations in the chart above are stated as a percentage of the Fund’s total net assets. Allocations may change over time in order for the Fund to meet its objective or due to market and/or economic conditions.

Contributions of Underlying Funds to Fund Performance

(For the year ended October 31, 2013)

The contribution of underlying funds to Fund performance is based on target underlying fund allocations through the reporting period. Returns reflect the impact of each underlying fund’s fees and expenses, but do not reflect the Nationwide Investor Destinations Moderately Conservative Fund’s fees and expenses. Performance is based on the 12-month trailing returns of the underlying funds and their respective allocation on the last day of the reporting period, October 31, 2013, and may not result in the annualized return of the Fund. The Nationwide Alternatives Allocation Fund, Nationwide Core Plus Bond Fund and Nationwide Ziegler Equity Income Fund are not shown since they were held as underlying investments for only one month of the reporting period. Day-to-day market activity will likely cause the Fund’s target allocations to fluctuate. Under ordinary circumstances, Nationwide Fund Advisors periodically will rebalance the assets of the Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice. For more information, refer to the Fund’s prospectus.

Fund Overview	Nationwide Investor Destinations Moderately Conservative Fund

Objective

The Fund seeks to maximize total investment return for a moderately conservative level of risk.

Highlights

•	The Fund’s investments in U.S. and foreign developed market mutual funds account for more than 35% of its allocations and contributed more than 95% to the returns of the Fund during the period

•	Two of the Fund’s investments in U.S. bonds detracted from returns during the period

•	The Fund recently added exposures to six additional asset classes within three additional underlying funds that are intended to help diversify the sources of risk and return for the Fund

Asset Allocation†

Fixed Income Funds	39.0%
Equity Funds	36.1%
Fixed Contract	15.0%
Alternative Assets	10.0%
Liabilities in excess of other assets	(0.1%)
100.0%

Top Holdings††

Nationwide Bond Index Fund, Institutional Class	20.0%
Nationwide Fixed Contract	15.0%
Nationwide S&P 500 Index Fund, Institutional Class	13.0%
Nationwide International Index Fund, Institutional Class	10.0%
Nationwide Enhanced Income Fund, Institutional Class	10.0%
Nationwide Alternatives Allocation Fund, Institutional Class	10.0%
Nationwide Mid Cap Market Index Fund, Institutional Class	7.0%
Nationwide Inflation-Protected Securities Fund, Institutional Class	5.0%
Nationwide Core Plus Bond Fund, Institutional Class	4.0%
Nationwide Ziegler Equity Income Fund, Institutional Class	3.0%
Nationwide Small Cap Index Fund, Institutional Class	3.0%
100.0%

†	Percentages indicated are based upon net assets as of October 31, 2013.

††	Percentages indicated are based upon total investments as of October 31, 2013.

Fund Performance	Nationwide Investor Destinations Moderately Conservative Fund

Average Annual Total Return

(For periods ended October 31, 2013)		1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC1	9.59%	8.48%	5.34%
	w/SC2	3.27%	7.19%	4.72%
Class B	w/o SC1	8.81%	7.71%	4.60%
	w/SC3	3.81%	7.41%	4.60%
Class C	w/o SC1	8.88%	7.73%	4.61%
	w/SC4	7.88%	7.73%	4.61%
Class R2[5,6]		9.30%	8.11%	5.06%
Institutional Class[5,7]		9.93%	8.81%	5.62%
Service Class[5]		9.53%	8.36%	5.23%

Expense Ratios

Expense Ratio*
Class A	0.76%
Class B	1.47%
Class C	1.47%
Class R2	1.11%
Institutional Class	0.47%
Service Class	0.87%

*Current effective prospectus dated March 1, 2013. Expenses also include indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details.

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on performance data.

[1]	These returns do not reflect the effects of SCs.

[2]	A 5.75% front-end sales charge was deducted.

[3]	A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years and is not deducted from returns after 6 years.

[4]	A 1.00% CDSC was deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.

[5]	Not subject to any SCs.

[6]	Effective February 28, 2009, Class R Shares were renamed Class R2 Shares.

[7]

These returns until the creation of Institutional Class shares (12/29/04) include the performance of the Fund’s Class B shares. The returns have been adjusted for the fact that Institutional Class shares do not have any applicable SCs but have not been adjusted for the lower expenses applicable to Institutional Class shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Institutional Class shares would have produced because the Institutional Class shares invest in the same portfolio of securities as Class B shares.

Fund Performance (con’t.)	Nationwide Investor Destinations Moderately Conservative Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Service Class shares of the Nationwide Investor Destinations Moderately Conservative Fund versus the Barclays U.S. Aggregate Bond Index, the Russell 3000® Index, the MSCI EAFE® Index, the Barclays U.S. 1-3 Year Government/Credit Bond Index, the Citigroup 3-Month Treasury Bill (T-Bill) Index, the S&P 500® Index, the Current Composite Index*, the Former Composite Index** and the Consumer Price Index (CPI) over the 10-year period ended 10/31/13. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Current Composite Index comprises 30% Russell 3000® Index, 35% Barclays U.S. Aggregate Bond Index, 10% MSCI EAFE® Index and 25% Barclays U.S. 1-3 Year Gov’t/Credit Bond Index.

**	The Former Composite Index comprises 35% Barclays U.S. Aggregate Bond Index, 25% Citigroup 3-Month T-Bill Index and 40% S&P 500® Index.

Shareholder Expense Example	Nationwide Investor Destinations Moderately Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (May 1, 2013) and continued to hold your shares at the end of the reporting period (October 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from May 1, 2013 through October 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from May 1, 2013 through October 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Investor Destinations Moderately Conservative Fund October 31, 2013			Beginning Account Value ($) 05/01/13	Ending Account Value ($) 10/31/13	Expenses Paid During Period ($) 05/01/13- 10/31/13[a]	Expense Ratio During Period (%) 05/01/13- 10/31/13[a]
Class A Shares	Actual	[b]	1,000.00	1,032.00	2.71	0.53
	Hypothetical	[b,c]	1,000.00	1,022.53	2.70	0.53
Class B Shares	Actual	[b]	1,000.00	1,028.00	6.19	1.21
	Hypothetical	[b,c]	1,000.00	1,019.11	6.16	1.21
Class C Shares	Actual	[b]	1,000.00	1,028.60	6.19	1.21
	Hypothetical	[b,c]	1,000.00	1,019.11	6.16	1.21
Class R2 Shares	Actual	[b]	1,000.00	1,030.20	4.40	0.86
	Hypothetical	[b,c]	1,000.00	1,020.87	4.38	0.86
Institutional Class Shares	Actual	[b]	1,000.00	1,033.30	1.08	0.21
	Hypothetical	[b,c]	1,000.00	1,024.15	1.07	0.21
Service Class Shares	Actual	[b]	1,000.00	1,032.30	3.12	0.61
	Hypothetical	[b,c]	1,000.00	1,022.13	3.11	0.61

a	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

b	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2013 through October 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

c	Represents the hypothetical 5% return before expenses.

Statement of Investments

October 31, 2013

Nationwide Investor Destinations Moderately Conservative Fund

Mutual Funds 85.1%

	Shares	Market Value

Alternative Assets 10.0%
Nationwide Alternatives Allocation Fund, Institutional Class (a)	5,890,554	$57,845,236

Total Alternative Assets (cost $57,138,369)		57,845,236

Equity Funds 36.1%
Nationwide International Index Fund, Institutional Class (a)	6,864,969	58,008,986
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	2,170,800	40,767,621
Nationwide S&P 500 Index Fund, Institutional Class (a)	5,168,534	75,357,231
Nationwide Small Cap Index Fund, Institutional Class (a)	1,109,199	17,469,881
Nationwide Ziegler Equity Income Fund, Institutional Class *(a)	1,417,779	17,622,990

Total Equity Funds (cost $160,144,005)		209,226,709

Fixed Income Funds 39.0%
Nationwide Bond Index Fund, Institutional Class (a)	10,266,137	116,212,668
Nationwide Core Plus Bond Fund, Institutional Class (a)	2,264,882	23,147,099
Nationwide Enhanced Income Fund, Institutional Class (a)	6,509,415	57,868,703
Nationwide Inflation-Protected Securities Fund, Institutional Class (a)	3,054,760	28,836,937

Total Fixed Income Funds (cost $231,065,470)		226,065,407

Total Mutual Funds (cost $448,347,844)		493,137,352

Fixed Contract 15.0%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.50% (a)(b)	$87,005,416	87,005,416

Total Fixed Contract (cost $87,005,416)		87,005,416

Total Investments (cost $535,353,260) (c) —100.1%		580,142,768

Liabilities in excess of other assets — (0.1)%		(322,552)

NET ASSETS — 100.0%		$579,820,216

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

October 31, 2013

Nationwide Investor Destinations Moderately Conservative Fund
Assets:
Investments in affiliates, at value (cost $535,353,260)	$580,142,768
Cash	209
Receivable for capital shares issued	381,189
Prepaid expenses	37,159

Total Assets	580,561,325

Liabilities:
Payable for investments purchased	12,098
Payable for capital shares redeemed	383,266
Accrued expenses and other payables:
Investment advisory fees	63,763
Fund administration fees	18,257
Distribution fees	151,988
Administrative servicing fees	70,756
Accounting and transfer agent fees	12,893
Trustee fees	200
Custodian fees	2,013
Compliance program costs (Note 3)	313
Professional fees	15,393
Printing fees	9,555
Other	614

Total Liabilities	741,109

Net Assets	$579,820,216

Represented by:
Capital	$508,768,330
Accumulated undistributed net investment income	661,891
Accumulated net realized gains from affiliated investments	25,600,487
Net unrealized appreciation/(depreciation) from investments in affiliates	44,789,508

Net Assets	$579,820,216

Net Assets:
Class A Shares	$48,814,648
Class B Shares	898,699
Class C Shares	46,881,793
Class R2 Shares	88,286,612
Institutional Class Shares	93,302,759
Service Class Shares	301,635,705

Total	$579,820,216

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	4,391,922
Class B Shares	80,648
Class C Shares	4,236,484
Class R2 Shares	7,934,853
Institutional Class Shares	8,322,610
Service Class Shares	27,011,363

Total	51,977,880

Statement of Assets and Liabilities (Continued)

October 31, 2013

Nationwide Investor Destinations Moderately Conservative Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$11.11
Class B Shares (b)	$11.14
Class C Shares (c)	$11.07
Class R2 Shares	$11.13
Institutional Class Shares	$11.21
Service Class Shares	$11.17
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$11.79

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares, the redemption price per share is reduced by 1.00% on sales of shares of original purchases of $1,000,000 or more or that were not subject to a front-end sales charge made within 18 months of the purchase date.
(b)	For Class B Shares, the redemption price per share varies by the length of time shares are held.
(c)	For Class C Shares, the redemption price per share is reduced by 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Year Ended October 31, 2013

Nationwide Investor Destinations Moderately Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliates	$9,208,841
Interest income from affiliates	2,749,038

Total Income	11,957,879

EXPENSES:
Investment advisory fees	736,727
Fund administration fees	191,250
Distribution fees Class A	116,634
Distribution fees Class B	11,182
Distribution fees Class C	434,116
Distribution fees Class R2	434,924
Distribution fees Service Class	767,416
Administrative servicing fees Class A	28,841
Administrative servicing fees Class R2	129,145
Administrative servicing fees Service Class	460,244
Registration and filing fees	68,955
Professional fees	33,123
Printing fees	16,826
Trustee fees	19,117
Custodian fees	21,379
Accounting and transfer agent fees	95,464
Compliance program costs (Note 3)	2,032
Other	16,833

Total expenses before earnings credit	3,584,208

Earnings credit (Note 5)	(1)

Net Expenses	3,584,207

NET INVESTMENT INCOME	8,373,672

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	3,996,958
Net realized gains from investment transactions with affiliates	40,899,282

Net realized gains from affiliated investments	44,896,240

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(1,962,287)

Net realized/unrealized gains from affiliated investments	42,933,953

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$51,307,625

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Investor Destinations Moderately Conservative Fund
	Year Ended October 31, 2013	Year Ended October 31, 2012
Operations:
Net investment income	$8,373,672	$8,771,046
Net realized gains from affiliated investments	44,896,240	4,788,937
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(1,962,287)	20,565,691

Change in net assets resulting from operations	51,307,625	34,125,674

Distributions to Shareholders From:
Net investment income:
Class A	(790,719)	(731,332)
Class B	(11,210)	(21,703)
Class C	(442,720)	(449,061)
Class R2	(1,172,443)	(1,219,869)
Institutional Class	(1,593,164)	(1,323,095)
Service Class	(4,898,835)	(5,089,246)
Net realized gains:
Class A	(626,934)	(382,640)
Class B	(18,026)	(23,918)
Class C	(594,060)	(395,891)
Class R2	(1,190,565)	(821,285)
Institutional Class	(1,028,081)	(574,644)
Service Class	(4,228,483)	(2,977,979)

Change in net assets from shareholder distributions	(16,595,240)	(14,010,663)

Change in net assets from capital transactions	(2,485,220)	23,688,151

Change in net assets	32,227,165	43,803,162

Net Assets:
Beginning of year	547,593,051	503,789,889

End of year	$579,820,216	$547,593,051

Accumulated undistributed net investment income at end of year	$661,891	$700,147

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$16,704,699	$13,398,701
Dividends reinvested	1,013,536	790,087
Cost of shares redeemed	(16,171,370)	(8,221,513)

Total Class A Shares	1,546,865	5,967,275

Class B Shares
Proceeds from shares issued	57,939	135,383
Dividends reinvested	25,751	34,410
Cost of shares redeemed	(739,852)	(1,364,733)

Total Class B Shares	(656,162)	(1,194,940)

Class C Shares
Proceeds from shares issued	10,964,387	10,429,778
Dividends reinvested	502,323	377,866
Cost of shares redeemed	(8,616,439)	(9,874,261)

Total Class C Shares	2,850,271	933,383

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Moderately Conservative Fund
	Year Ended October 31, 2013	Year Ended October 31, 2012
CAPITAL TRANSACTIONS: (continued)
Class R2 Shares
Proceeds from shares issued	$9,853,636	$13,622,774
Dividends reinvested	2,282,342	1,970,575
Cost of shares redeemed	(15,025,660)	(13,484,241)

Total Class R2 Shares	(2,889,682)	2,109,108

Institutional Class Shares
Proceeds from shares issued	59,582,114	20,915,768
Dividends reinvested	2,620,089	1,897,424
Cost of shares redeemed	(44,476,814)	(9,193,153)

Total Institutional Class Shares	17,725,389	13,620,039

Service Class Shares
Proceeds from shares issued	39,820,384	39,162,376
Dividends reinvested	9,127,318	8,067,220
Cost of shares redeemed	(70,009,603)	(44,976,310)

Total Service Class Shares	(21,061,901)	2,253,286

Change in net assets from capital transactions	$(2,485,220)	$23,688,151

SHARE TRANSACTIONS:
Class A Shares
Issued	1,554,739	1,307,142
Reinvested	97,016	78,723
Redeemed	(1,505,531)	(804,446)

Total Class A Shares	146,224	581,419

Class B Shares
Issued	5,355	13,937
Reinvested	2,473	3,457
Redeemed	(69,551)	(133,356)

Total Class B Shares	(61,723)	(115,962)

Class C Shares
Issued	1,028,773	1,021,811
Reinvested	48,420	38,024
Redeemed	(811,185)	(972,228)

Total Class C Shares	266,008	87,607

Class R2 Shares
Issued	922,547	1,328,773
Reinvested	218,515	196,723
Redeemed	(1,404,329)	(1,314,245)

Total Class R2 Shares	(263,267)	211,251

Institutional Class Shares
Issued	5,491,565	2,031,905
Reinvested	248,037	187,174
Redeemed	(4,095,776)	(888,672)

Total Institutional Class Shares	1,643,826	1,330,407

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Moderately Conservative Fund
	Year Ended October 31, 2013	Year Ended October 31, 2012
SHARE TRANSACTIONS: (continued)
Service Class Shares
Issued	3,699,770	3,799,940
Reinvested	870,046	801,659
Redeemed	(6,484,136)	(4,371,081)

Total Service Class Shares	(1,914,320)	230,518

Total change in shares	(183,252)	2,325,240

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Investor Destinations Moderately Conservative Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Portfolio Turnover (b)
Class A Shares
Year Ended October 31, 2013 (c)	$10.46	0.17	0.81	0.98	(0.18)	(0.15)	(0.33)	$11.11	9.59%	$48,814,648	0.52%	1.58%	0.52%	36.85%
Year Ended October 31, 2012 (c)	$10.08	0.18	0.49	0.67	(0.19)	(0.10)	(0.29)	$10.46	6.81%	$44,422,496	0.51%	1.80%	0.51%	20.61%
Year Ended October 31, 2011 (c)	$9.86	0.20	0.22	0.42	(0.20)	–	(0.20)	$10.08	4.31%	$36,925,502	0.49%	1.99%	0.49%	17.89%
Year Ended October 31, 2010 (c)	$9.21	0.21	0.64	0.85	(0.20)	–	(0.20)	$9.86	9.38%	$33,209,551	0.50%	2.17%	0.50%	12.60%
Year Ended October 31, 2009 (c)	$8.64	0.21	0.82	1.03	(0.22)	(0.24)	(0.46)	$9.21	12.46%	$27,499,985	0.52%	2.47%	0.52%	22.80%

Class B Shares
Year Ended October 31, 2013 (c)	$10.48	0.10	0.81	0.91	(0.10)	(0.15)	(0.25)	$11.14	8.81%	$898,699	1.21%	0.95%	1.21%	36.85%
Year Ended October 31, 2012 (c)	$10.09	0.11	0.49	0.60	(0.11)	(0.10)	(0.21)	$10.48	6.09%	$1,491,869	1.22%	1.11%	1.22%	20.61%
Year Ended October 31, 2011 (c)	$9.86	0.13	0.22	0.35	(0.12)	–	(0.12)	$10.09	3.55%	$2,605,396	1.22%	1.33%	1.22%	17.89%
Year Ended October 31, 2010 (c)	$9.21	0.14	0.64	0.78	(0.13)	–	(0.13)	$9.86	8.58%	$4,807,063	1.21%	1.48%	1.21%	12.60%
Year Ended October 31, 2009 (c)	$8.64	0.15	0.82	0.97	(0.16)	(0.24)	(0.40)	$9.21	11.68%	$5,867,608	1.22%	1.80%	1.22%	22.80%

Class C Shares
Year Ended October 31, 2013 (c)	$10.42	0.10	0.81	0.91	(0.11)	(0.15)	(0.26)	$11.07	8.88%	$46,881,793	1.21%	0.90%	1.21%	36.85%
Year Ended October 31, 2012 (c)	$10.04	0.11	0.49	0.60	(0.12)	(0.10)	(0.22)	$10.42	6.09%	$41,368,353	1.22%	1.10%	1.22%	20.61%
Year Ended October 31, 2011 (c)	$9.82	0.13	0.22	0.35	(0.13)	–	(0.13)	$10.04	3.55%	$38,970,245	1.22%	1.27%	1.22%	17.89%
Year Ended October 31, 2010 (c)	$9.18	0.14	0.64	0.78	(0.14)	–	(0.14)	$9.82	8.65%	$40,700,682	1.21%	1.46%	1.21%	12.60%
Year Ended October 31, 2009 (c)	$8.61	0.15	0.82	0.97	(0.16)	(0.24)	(0.40)	$9.18	11.64%	$38,316,174	1.22%	1.79%	1.22%	22.80%

Class R2 Shares(d)
Year Ended October 31, 2013 (c)	$10.47	0.13	0.83	0.96	(0.15)	(0.15)	(0.30)	$11.13	9.30%	$88,286,612	0.86%	1.25%	0.86%	36.85%
Year Ended October 31, 2012 (c)	$10.09	0.15	0.48	0.63	(0.15)	(0.10)	(0.25)	$10.47	6.43%	$85,855,793	0.86%	1.45%	0.86%	20.61%
Year Ended October 31, 2011 (c)	$9.87	0.16	0.23	0.39	(0.17)	–	(0.17)	$10.09	3.92%	$80,556,773	0.87%	1.61%	0.87%	17.89%
Year Ended October 31, 2010 (c)	$9.22	0.17	0.65	0.82	(0.17)	–	(0.17)	$9.87	9.00%	$72,987,185	0.85%	1.78%	0.85%	12.60%
Year Ended October 31, 2009 (c)	$8.65	0.18	0.82	1.00	(0.19)	(0.24)	(0.43)	$9.22	12.09%	$55,375,781	0.89%	2.06%	0.89%	22.80%

Institutional Class Shares
Year Ended October 31, 2013 (c)	$10.55	0.20	0.82	1.02	(0.21)	(0.15)	(0.36)	$11.21	9.93%	$93,302,759	0.21%	1.88%	0.21%	36.85%
Year Ended October 31, 2012 (c)	$10.16	0.22	0.49	0.71	(0.22)	(0.10)	(0.32)	$10.55	7.17%	$70,457,429	0.22%	2.09%	0.22%	20.61%
Year Ended October 31, 2011 (c)	$9.94	0.23	0.22	0.45	(0.23)	–	(0.23)	$10.16	4.55%	$54,326,098	0.22%	2.21%	0.22%	17.89%
Year Ended October 31, 2010 (c)	$9.28	0.23	0.66	0.89	(0.23)	–	(0.23)	$9.94	9.74%	$38,719,904	0.21%	2.39%	0.21%	12.60%
Year Ended October 31, 2009 (c)	$8.70	0.24	0.83	1.07	(0.25)	(0.24)	(0.49)	$9.28	12.83%	$20,004,640	0.22%	2.73%	0.22%	22.80%

Service Class Shares
Year Ended October 31, 2013 (c)	$10.51	0.16	0.82	0.98	(0.17)	(0.15)	(0.32)	$11.17	9.53%	$301,635,705	0.61%	1.50%	0.61%	36.85%
Year Ended October 31, 2012 (c)	$10.12	0.17	0.50	0.67	(0.18)	(0.10)	(0.28)	$10.51	6.77%	$303,997,111	0.62%	1.70%	0.62%	20.61%
Year Ended October 31, 2011 (c)	$9.90	0.19	0.22	0.41	(0.19)	–	(0.19)	$10.12	4.15%	$290,405,875	0.62%	1.86%	0.62%	17.89%
Year Ended October 31, 2010 (c)	$9.25	0.20	0.64	0.84	(0.19)	–	(0.19)	$9.90	9.22%	$283,720,301	0.60%	2.05%	0.60%	12.60%
Year Ended October 31, 2009 (c)	$8.68	0.21	0.81	1.02	(0.21)	(0.24)	(0.45)	$9.25	12.32%	$263,198,654	0.64%	2.38%	0.64%	22.80%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.
(d)	Effective February 28, 2009, Class R Shares were renamed Class R2 Shares.

The accompanying notes are an integral part of these financial statements.

Fund Commentary	Nationwide Investor Destinations Conservative Fund

For the annual period ended October 31, 2013, the Nationwide Investor Destinations Conservative Fund (Service Class) returned 4.16% versus 5.14% for its composite benchmark*, 15% Russell 3000® Index, 5% MSCI EAFE® Index, 40% Barclays U.S. Aggregate Bond Index, 35% Barclays U.S. 1-3 Year Government/Credit Bond Index and 5% Citigroup 3-Month Treasury Bill (T-Bill) Index. For broader comparison, the median return for the Fund’s closest Lipper peer category of Mixed-Asset Target Allocation Conservative Funds (consisting of 353 funds as of October 31, 2013) was 7.20% for the same time period.

*The Fund changed its composite benchmark on September 30, 2013. The Fund’s former composite benchmark, comprising 20% S&P 500® Index, 35% Barclays U.S. Aggregate Bond Index and 45% Citigroup 3-Month Treasury Bill Index, returned 4.69% for the annual period ended October 31, 2013.

The Fund’s return for the 12-month period covered in this report was primarily driven by strong positive returns across the equity markets in the U.S. and foreign developed countries. In general, U.S. equity markets led the way as large-, mid- and small-capitalization stocks posted double-digit gains. Specifically, the S&P 500 Index (representing large-cap stocks) rose more than 27%, S&P MidCap 400® Index (mid-cap stocks) increased more than 33% and Russell 2000® Index (small-cap stocks) gained more than 36%. During the period, the U.S. Federal Reserve (Fed) reaffirmed its intent to support the economy by maintaining its pace of asset purchases, helping to underpin the gains delivered in the U.S. equity markets.

The equity markets within foreign developed countries (as distinguished from emerging market countries) generally posted double-digit returns as well. The MSCI EAFE Index (representing developed international markets) posted a gain of nearly 27% during the period. Concerns regarding political and economic uncertainty in various parts of the eurozone receded further from the headlines and were also helped by the Fed’s decision not to taper (gradually reduce) its pace of asset purchases and the dissipation of tensions in Syria.

With regard to intermediate-term, investment-grade U.S. fixed-income bonds, the Barclays U.S. Aggregate Bond Index (representing such U.S. bonds) posted a negative return of -1.08% during the period. Interest rates on the bellwether 10-year U.S. Treasury note increased nearly 100 basis points during the period, beginning November 2012 at 1.62%, increasing to 3.00% by early September 2013 and easing back at the end of the period to 2.56% after the Fed’s announcement to postpone the tapering of its asset purchases. The rise in interest rates generally coincided with an increase in intermediate- and long-term bond prices and a decrease in bond returns for the period as a whole. Short-term bond interest rates remained range-bound near zero, effectively keeping returns in the very low single digits.

The returns from the Fund’s investments in the Nationwide S&P 500 Index Fund and Nationwide International Index Fund, combined with their sizable allocations within the Fund, made these underlying funds the largest contributors to the Fund’s return during the period, as shown in the chart below.

The negative returns from the Fund’s investments in the Nationwide Bond Index Fund and Nationwide Inflation-Protected Securities Fund made these underlying funds the only detractors from the Fund’s return during the period, as shown in the chart below.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

Investments in the Fund are subject to the risks of its underlying funds. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

The Fund may invest in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

Fund Commentary (con’t.)	Nationwide Investor Destinations Conservative Fund

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Note: On September 30, 2013, important changes were made to the Fund’s allocations, including the addition of four more underlying investments — Nationwide Alternatives Allocation Fund, Nationwide Core Plus Bond Fund, Nationwide Small Cap Index Fund and Nationwide Ziegler Equity Income Fund. These new underlying investments are included in the chart to the right, but are not included in the chart below.

Actual Underlying Fund Allocations

(as of October 31, 2013)

Nationwide Bond Index Fund	26%
Nationwide Contract	22%
Nationwide Enhanced Income Fund	14%
Nationwide Alternatives Allocation Fund	8%
Nationwide Inflation-Protected Securities Fund	8%
Nationwide S&P 500 Index Fund	5%
Nationwide International Index Fund	4%
Nationwide Ziegler Equity Income Fund	4%
Nationwide Core Plus Bond Fund	3%
Nationwide Mid Cap Market Index Fund	3%
Nationwide Money Market Fund	2%
Nationwide Small Cap Index Fund	1%
100%

Actual underlying fund allocations in the chart above are stated as a percentage of the Fund’s total net assets. Allocations may change over time in order for the Fund to meet its objective or due to market and/or economic conditions.

Contributions of Underlying Funds to Fund Performance

(For the year ended October 31, 2013)

The contribution of underlying funds to Fund performance is based on target underlying fund allocations through the reporting period. Returns reflect the impact of each underlying fund’s fees and expenses, but do not reflect the Nationwide Investor Destinations Conservative Fund’s fees and expenses. Performance is based on the 12-month trailing returns of the underlying funds and their respective allocation on the last day of the reporting period, October 31, 2013, and may not result in the annualized return of the Fund. The Nationwide Alternatives Allocation Fund, Nationwide Core Plus Bond Fund, Nationwide Small Cap Index Fund and Nationwide Ziegler Equity Income Fund are not shown since they were held as underlying investments for only one month of the reporting period. Day-to-day market activity will likely cause the Fund’s target allocations to fluctuate. Under ordinary circumstances, Nationwide Fund Advisors periodically will rebalance the assets of the Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice. For more information, refer to the Fund’s prospectus.

Fund Overview	Nationwide Investor Destinations Conservative Fund

Objective

The Fund seeks to maximize total investment return for a conservative level of risk.

Highlights

•	The Fund’s investments in U.S. and foreign developed market mutual funds account for nearly 20% of its allocations and contributed more than 95% to the returns of the Fund during the period

•	Two of the Fund’s investments in U.S. bonds detracted from returns during the period

•	The Fund recently added exposures to six additional asset classes within four additional underlying funds that are intended to help diversify the sources of risk and return for the Fund

Asset Allocation†

Fixed Income Funds	51.0%
Fixed Contract	22.0%
Equity Funds	17.0%
Alternative Assets	8.0%
Money Market Fund	2.0%
Other assets in excess of liabilities††	0.0%
100.0%

Top Holdings†††

Nationwide Bond Index Fund, Institutional Class	26.0%
Nationwide Fixed Contract	22.0%
Nationwide Enhanced Income Fund, Institutional Class	14.0%
Nationwide Alternatives Allocation Fund, Institutional Class	8.0%
Nationwide Inflation-Protected Securities Fund, Institutional Class	8.0%
Nationwide S&P 500 Index Fund, Institutional Class	5.0%
Nationwide Ziegler Equity Income Fund, Institutional Class	4.0%
Nationwide International Index Fund, Institutional Class	4.0%
Nationwide Core Plus Bond Fund, Institutional Class	3.0%
Nationwide Mid Cap Market Index Fund, Institutional Class	3.0%
Other Holdings	3.0%
100.0%

†	Percentages indicated are based upon net assets as of October 31, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of October 31, 2013.

Fund Performance	Nationwide Investor Destinations Conservative Fund

Average Annual Total Return

(For periods ended October 31, 2013)		1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC1	4.17%	5.79%	4.18%
	w/SC2	(1.78)%	4.56%	3.57%
Class B	w/o SC1	3.51%	5.06%	3.45%
	w/SC3	(1.49)%	4.73%	3.45%
Class C	w/o SC1	3.49%	5.04%	3.45%
	w/SC4	2.49%	5.04%	3.45%
Class R2[5,6]		3.92%	5.43%	3.91%
Institutional Class[5,7]		4.58%	6.11%	4.47%
Service Class[5]		4.16%	5.70%	4.07%

Expense Ratios

Expense Ratio*
Class A	0.77%
Class B	1.48%
Class C	1.48%
Class R2	1.13%
Institutional Class	0.48%
Service Class	0.88%

*Current effective prospectus dated March 1, 2013. Expenses also include indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details.

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on performance data.

[1]	These returns do not reflect the effects of SCs.

[2]	A 5.75% front-end sales charge was deducted.

[3]	A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years and is not deducted from returns after 6 years.

[4]	A 1.00% CDSC was deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.

[5]	Not subject to any SCs.

[6]	Effective February 28, 2009, Class R Shares were renamed Class R2 Shares.

[7]

These returns until the creation of Institutional Class shares (12/29/04) include the performance of the Fund’s Class B shares. The returns have been adjusted for the fact that Institutional Class shares do not have any applicable SCs but have not been adjusted for the lower expenses applicable to Institutional Class shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Institutional Class shares would have produced because the Institutional Class shares invest in the same portfolio of securities as Class B shares.

Fund Performance (con’t.)	Nationwide Investor Destinations Conservative Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Service Class shares of the Nationwide Investor Destinations Conservative Fund versus the Barclays U.S. Aggregate Bond Index, the Russell 3000® Index, the MSCI EAFE® Index, the Barclays U.S. 1-3 Year Government/Credit Bond Index, the Citigroup 3-Month Treasury Bill (T-Bill) Index, the Current Composite Index*, the Former Composite Index** and the Consumer Price Index (CPI) over the 10-year period ended 10/31/13. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Current Composite Index comprises 15% Russell 3000® Index, 5% MSCI EAFE® Index, 40% Barclays U.S. Aggregate Bond Index, 35% Barclays U.S. 1-3 Year Gov’t/Credit Bond Index and 5% Citigroup 3-Month T-Bill Index.

**	The Former Composite Index comprises 35% Barclays U.S. Aggregate Bond Index, 45% Citigroup 3-Month T-Bill Index and 20% S&P 500® Index.

Shareholder Expense Example	Nationwide Investor Destinations Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (May 1, 2013) and continued to hold your shares at the end of the reporting period (October 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from May 1, 2013 through October 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from May 1, 2013 through October 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Investor Destinations Conservative Fund October 31, 2013			Beginning Account Value ($) 05/01/13	Ending Account Value ($) 10/31/13	Expenses Paid During Period ($) 05/01/13 - 10/31/13[a]	Expense Ratio During Period (%) 05/01/13 - 10/31/13[a]
Class A Shares	Actual	[b]	1,000.00	1,009.50	2.79	0.55
	Hypothetical	[b,c]	1,000.00	1,022.43	2.80	0.55
Class B Shares	Actual	[b]	1,000.00	1,006.30	6.22	1.23
	Hypothetical	[b,c]	1,000.00	1,019.00	6.26	1.23
Class C Shares	Actual	[b]	1,000.00	1,006.00	6.22	1.23
	Hypothetical	[b,c]	1,000.00	1,019.00	6.26	1.23
Class R2 Shares	Actual	[b]	1,000.00	1,008.60	4.46	0.88
	Hypothetical	[b,c]	1,000.00	1,020.77	4.48	0.88
Institutional Class Shares	Actual	[b]	1,000.00	1,011.00	1.17	0.23
	Hypothetical	[b,c]	1,000.00	1,024.05	1.17	0.23
Service Class Shares	Actual	[b]	1,000.00	1,008.90	3.19	0.63
	Hypothetical	[b,c]	1,000.00	1,022.03	3.21	0.63

a	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

b	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2013 through October 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

c	Represents the hypothetical 5% return before expenses.

Statement of Investments

October 31, 2013

Nationwide Investor Destinations Conservative Fund

Mutual Funds 78.0%

	Shares	Market Value

Alternative Assets 8.0%
Nationwide Alternatives Allocation Fund, Institutional Class (a)	3,484,424	$34,217,041

Total Alternative Assets (cost $33,799,014)		34,217,041

Equity Funds 17.0%
Nationwide International Index Fund, Institutional Class (a)	2,021,794	17,084,155
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	686,377	12,890,163
Nationwide S&P 500 Index Fund, Institutional Class (a)	1,467,486	21,395,946
Nationwide Small Cap Index Fund, Institutional Class (a)	272,086	4,285,359
Nationwide Ziegler Equity Income Fund, Institutional Class *(a)	1,378,992	17,140,875

Total Equity Funds (cost $61,453,029)		72,796,498

Fixed Income Funds 51.0%
Nationwide Bond Index Fund, Institutional Class (a)	9,865,279	111,674,964
Nationwide Core Plus Bond Fund, Institutional Class (a)	1,265,206	12,930,405
Nationwide Enhanced Income Fund, Institutional Class (a)	6,744,021	59,954,344
Nationwide Inflation-Protected Securities Fund, Institutional Class (a)	3,624,687	34,217,041

Total Fixed Income Funds (cost $224,110,082)		218,776,754

Money Market Fund 2.0%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	8,551,186	8,551,186

Total Money Market Fund (cost $8,551,186)		8,551,186

Total Mutual Funds (cost $327,913,311)		334,341,479

Fixed Contract 22.0%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.50% (a)(c)	$94,283,195	$94,283,195

Total Fixed Contract (cost $94,283,195)		94,283,195

Total Investments (cost $422,196,506) (d) — 100.0%		428,624,674

Other assets in excess of liabilities — 0.0%†		48,349

NET ASSETS — 100.0%		$428,673,023

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of October 31, 2013.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

October 31, 2013

Nationwide Investor Destinations Conservative Fund
Assets:
Investments in affiliates, at value (cost $422,196,506)	$428,624,674
Cash	208
Receivable for capital shares issued	1,530,109
Prepaid expenses	42,841

Total Assets	430,197,832

Liabilities:
Payable for investments purchased	107,106
Payable for capital shares redeemed	1,156,251
Accrued expenses and other payables:
Investment advisory fees	47,259
Fund administration fees	15,233
Distribution fees	121,622
Administrative servicing fees	41,449
Accounting and transfer agent fees	15,681
Trustee fees	36
Custodian fees	1,479
Compliance program costs (Note 3)	228
Professional fees	14,314
Printing fees	3,697
Other	454

Total Liabilities	1,524,809

Net Assets	$428,673,023

Represented by:
Capital	$402,771,368
Accumulated undistributed net investment income	652,785
Accumulated net realized gains from affiliated investments	18,820,702
Net unrealized appreciation/(depreciation) from investments in affiliates	6,428,168

Net Assets	$428,673,023

Net Assets:
Class A Shares	$61,383,390
Class B Shares	400,106
Class C Shares	50,139,130
Class R2 Shares	58,782,811
Institutional Class Shares	63,938,645
Service Class Shares	194,028,941

Total	$428,673,023

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	5,777,847
Class B Shares	37,424
Class C Shares	4,737,367
Class R2 Shares	5,547,580
Institutional Class Shares	5,992,024
Service Class Shares	18,221,357

Total	40,313,599

Statement of Assets and Liabilities (Continued)

October 31, 2013

Nationwide Investor Destinations Conservative Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.62
Class B Shares (b)	$10.69
Class C Shares (c)	$10.58
Class R2 Shares	$10.60
Institutional Class Shares	$10.67
Service Class Shares	$10.65
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$11.27

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares, the redemption price per share is reduced by 1.00% on sales of shares of original purchases of $1,000,000 or more or that were not subject to a front-end sales charge made within 18 months of the purchase date.
(b)	For Class B Shares, the redemption price per share varies by the length of time shares are held.
(c)	For Class C Shares, the redemption price per share is reduced by 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Year Ended October 31, 2013

Nationwide Investor Destinations Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliates	$5,957,514
Interest income from affiliates	3,117,863

Total Income	9,075,377

EXPENSES:
Investment advisory fees	557,206
Fund administration fees	160,564
Distribution fees Class A	132,426
Distribution fees Class B	5,148
Distribution fees Class C	481,042
Distribution fees Class R2	312,253
Distribution fees Service Class	520,486
Administrative servicing fees Class A	35,542
Administrative servicing fees Class R2	94,611
Administrative servicing fees Service Class	313,313
Registration and filing fees	68,710
Professional fees	28,370
Printing fees	16,325
Trustee fees	14,371
Custodian fees	16,193
Accounting and transfer agent fees	110,536
Compliance program costs (Note 3)	1,536
Other	14,669

Total expenses before earnings credit	2,883,301

Earnings credit (Note 5)	(8)

Net Expenses	2,883,293

NET INVESTMENT INCOME	6,192,084

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	2,119,734
Net realized gains from investment transactions with affiliates	23,784,953

Net realized gains from affiliated investments	25,904,687

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(14,781,998)

Net realized/unrealized gains from affiliates investments	11,122,689

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$17,314,773

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Investor Destinations Conservative Fund
	Year Ended October 31, 2013	Year Ended October 31, 2012
Operations:
Net investment income	$6,192,084	$7,002,148
Net realized gains from affiliated investments	25,904,687	8,324,173
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(14,781,998)	3,421,973

Change in net assets resulting from operations	17,314,773	18,748,294

Distributions to Shareholders From:
Net investment income:
Class A	(896,263)	(769,039)
Class B	(4,868)	(9,629)
Class C	(479,474)	(442,622)
Class R2	(842,015)	(959,653)
Institutional Class	(1,087,995)	(909,976)
Service Class	(3,314,045)	(3,855,913)
Net realized gains:
Class A	(913,246)	(243,056)
Class B	(10,854)	(6,927)
Class C	(794,205)	(234,129)
Class R2	(1,134,899)	(407,871)
Institutional Class	(872,748)	(255,378)
Service Class	(3,722,603)	(1,451,556)

Change in net assets from shareholder distributions	(14,073,215)	(9,545,749)

Change in net assets from capital transactions	(3,525,222)	33,907,899

Change in net assets	(283,664)	43,110,444

Net Assets:
Beginning of year	428,956,687	385,846,243

End of year	$428,673,023	$428,956,687

Accumulated undistributed net investment income at end of year	$652,785	$746,764

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$35,486,527	$28,088,835
Dividends reinvested	1,189,076	573,415
Cost of shares redeemed	(27,016,636)	(13,277,796)

Total Class A Shares	9,658,967	15,384,454

Class B Shares
Proceeds from shares issued	122,678	76,534
Dividends reinvested	11,564	11,723
Cost of shares redeemed	(447,379)	(506,578)

Total Class B Shares	(313,137)	(418,321)

Class C Shares
Proceeds from shares issued	19,103,463	16,648,043
Dividends reinvested	712,048	288,589
Cost of shares redeemed	(13,093,639)	(8,494,625)

Total Class C Shares	6,721,872	8,442,007

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Conservative Fund
	Year Ended October 31, 2013	Year Ended October 31, 2012
CAPITAL TRANSACTIONS: (continued)
Class R2 Shares
Proceeds from shares issued	$10,116,540	$14,219,967
Dividends reinvested	1,922,683	1,321,992
Cost of shares redeemed	(18,559,538)	(12,687,834)

Total Class R2 Shares	(6,520,315)	2,854,125

Institutional Class Shares
Proceeds from shares issued	58,072,714	18,255,802
Dividends reinvested	1,960,346	1,165,198
Cost of shares redeemed	(44,516,969)	(9,306,587)

Total Institutional Class Shares	15,516,091	10,114,413

Service Class Shares
Proceeds from shares issued	32,082,777	40,640,891
Dividends reinvested	7,036,372	5,307,224
Cost of shares redeemed	(67,707,849)	(48,416,894)

Total Service Class Shares	(28,588,700)	(2,468,779)

Change in net assets from capital transactions	$(3,525,222)	$33,907,899

SHARE TRANSACTIONS:
Class A Shares
Issued	3,381,795	2,694,576
Reinvested	114,647	55,629
Redeemed	(2,575,432)	(1,275,423)

Total Class A Shares	921,010	1,474,782

Class B Shares
Issued	11,562	7,478
Reinvested	1,110	1,139
Redeemed	(42,395)	(48,528)

Total Class B Shares	(29,723)	(39,911)

Class C Shares
Issued	1,827,122	1,603,586
Reinvested	68,934	28,143
Redeemed	(1,254,646)	(820,403)

Total Class C Shares	641,410	811,326

Class R2 Shares
Issued	967,846	1,372,770
Reinvested	186,013	128,776
Redeemed	(1,774,803)	(1,222,639)

Total Class R2 Shares	(620,944)	278,907

Institutional Class Shares
Issued	5,509,774	1,747,718
Reinvested	188,197	112,569
Redeemed	(4,216,114)	(891,910)

Total Institutional Class Shares	1,481,857	968,377

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Conservative Fund
	Year Ended October 31, 2013	Year Ended October 31, 2012
SHARE TRANSACTIONS: (continued)
Service Class Shares
Issued	3,052,095	3,896,223
Reinvested	677,319	514,656
Redeemed	(6,442,924)	(4,645,014)

Total Service Class Shares	(2,713,510)	(234,135)

Total change in shares	(319,900)	3,259,346

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Investor Destinations Conservative Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Portfolio Turnover (b)
Class A Shares
Year Ended October 31, 2013 (c)	$10.55	0.16	0.27	0.43	(0.18)	(0.18)	(0.36)	$10.62	4.17%	$61,383,390	0.55%	1.57%	0.55%	39.16%
Year Ended October 31, 2012 (c)	$10.32	0.19	0.31	0.50	(0.20)	(0.07)	(0.27)	$10.55	4.89%	$51,231,565	0.52%	1.87%	0.52%	15.75%
Year Ended October 31, 2011 (c)	$10.18	0.21	0.14	0.35	(0.21)	–	(0.21)	$10.32	3.51%	$34,889,691	0.50%	2.04%	0.50%	17.28%
Year Ended October 31, 2010 (c)	$9.77	0.23	0.41	0.64	(0.23)	–	(0.23)	$10.18	6.66%	$22,095,197	0.51%	2.33%	0.51%	15.48%
Year Ended October 31, 2009 (c)	$9.26	0.23	0.65	0.88	(0.24)	(0.13)	(0.37)	$9.77	9.84%	$15,347,604	0.55%	2.50%	0.55%	23.94%

Class B Shares
Year Ended October 31, 2013 (c)	$10.60	0.10	0.26	0.36	(0.09)	(0.18)	(0.27)	$10.69	3.51%	$400,106	1.23%	0.93%	1.23%	39.16%
Year Ended October 31, 2012 (c)	$10.36	0.12	0.30	0.42	(0.11)	(0.07)	(0.18)	$10.60	4.15%	$711,796	1.23%	1.18%	1.23%	15.75%
Year Ended October 31, 2011 (c)	$10.21	0.14	0.14	0.28	(0.13)	–	(0.13)	$10.36	2.75%	$1,108,932	1.24%	1.37%	1.24%	17.28%
Year Ended October 31, 2010 (c)	$9.79	0.17	0.40	0.57	(0.15)	–	(0.15)	$10.21	5.90%	$1,741,629	1.23%	1.70%	1.23%	15.48%
Year Ended October 31, 2009 (c)	$9.27	0.17	0.65	0.82	(0.17)	(0.13)	(0.30)	$9.79	9.14%	$2,821,364	1.23%	1.84%	1.23%	23.94%

Class C Shares
Year Ended October 31, 2013 (c)	$10.51	0.09	0.27	0.36	(0.11)	(0.18)	(0.29)	$10.58	3.49%	$50,139,130	1.23%	0.87%	1.23%	39.16%
Year Ended October 31, 2012 (c)	$10.28	0.12	0.30	0.42	(0.12)	(0.07)	(0.19)	$10.51	4.17%	$43,051,481	1.23%	1.17%	1.23%	15.75%
Year Ended October 31, 2011 (c)	$10.15	0.14	0.13	0.27	(0.14)	–	(0.14)	$10.28	2.63%	$33,770,729	1.24%	1.33%	1.24%	17.28%
Year Ended October 31, 2010 (c)	$9.74	0.16	0.41	0.57	(0.16)	–	(0.16)	$10.15	5.92%	$33,490,120	1.23%	1.64%	1.23%	15.48%
Year Ended October 31, 2009 (c)	$9.23	0.17	0.65	0.82	(0.18)	(0.13)	(0.31)	$9.74	9.13%	$31,268,010	1.24%	1.81%	1.24%	23.94%

Class R2 Shares(d)
Year Ended October 31, 2013 (c)	$10.52	0.13	0.27	0.40	(0.14)	(0.18)	(0.32)	$10.60	3.92%	$58,782,811	0.88%	1.24%	0.88%	39.16%
Year Ended October 31, 2012 (c)	$10.29	0.16	0.30	0.46	(0.16)	(0.07)	(0.23)	$10.52	4.52%	$64,893,180	0.88%	1.52%	0.88%	15.75%
Year Ended October 31, 2011 (c)	$10.15	0.17	0.14	0.31	(0.17)	–	(0.17)	$10.29	3.10%	$60,593,403	0.88%	1.67%	0.88%	17.28%
Year Ended October 31, 2010 (c)	$9.75	0.19	0.41	0.60	(0.20)	–	(0.20)	$10.15	6.31%	$53,173,161	0.87%	1.96%	0.87%	15.48%
Year Ended October 31, 2009 (c)	$9.24	0.20	0.66	0.86	(0.22)	(0.13)	(0.35)	$9.75	9.44%	$38,324,442	0.87%	2.14%	0.87%	23.94%

Institutional Class Shares
Year Ended October 31, 2013 (c)	$10.59	0.20	0.27	0.47	(0.21)	(0.18)	(0.39)	$10.67	4.58%	$63,938,645	0.23%	1.86%	0.23%	39.16%
Year Ended October 31, 2012 (c)	$10.36	0.23	0.30	0.53	(0.23)	(0.07)	(0.30)	$10.59	5.16%	$47,775,938	0.23%	2.16%	0.23%	15.75%
Year Ended October 31, 2011 (c)	$10.22	0.24	0.14	0.38	(0.24)	–	(0.24)	$10.36	3.75%	$36,683,488	0.24%	2.31%	0.24%	17.28%
Year Ended October 31, 2010 (c)	$9.81	0.25	0.42	0.67	(0.26)	–	(0.26)	$10.22	6.94%	$26,174,857	0.23%	2.54%	0.23%	15.48%
Year Ended October 31, 2009 (c)	$9.29	0.26	0.66	0.92	(0.27)	(0.13)	(0.40)	$9.81	10.24%	$10,218,039	0.24%	2.78%	0.24%	23.94%

Service Class Shares
Year Ended October 31, 2013 (c)	$10.57	0.16	0.27	0.43	(0.17)	(0.18)	(0.35)	$10.65	4.16%	$194,028,941	0.63%	1.49%	0.63%	39.16%
Year Ended October 31, 2012 (c)	$10.34	0.18	0.30	0.48	(0.18)	(0.07)	(0.25)	$10.57	4.75%	$221,292,727	0.63%	1.77%	0.63%	15.75%
Year Ended October 31, 2011 (c)	$10.20	0.20	0.14	0.34	(0.20)	–	(0.20)	$10.34	3.35%	$218,800,000	0.64%	1.93%	0.64%	17.28%
Year Ended October 31, 2010 (c)	$9.79	0.22	0.41	0.63	(0.22)	–	(0.22)	$10.20	6.52%	$208,433,654	0.62%	2.25%	0.62%	15.48%
Year Ended October 31, 2009 (c)	$9.27	0.23	0.65	0.88	(0.23)	(0.13)	(0.36)	$9.79	9.85%	$197,458,875	0.65%	2.41%	0.65%	23.94%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Excludes sales charge.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.
(d)	Effective February 28, 2009, Class R Shares were renamed Class R2 Shares.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

October 31, 2013

1.  Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2013, the Trust operates fifty-three (53) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).

- Nationwide Investor Destinations Aggressive Fund (“Investor Destinations Aggressive”)

- Nationwide Investor Destinations Moderately Aggressive Fund (“Investor Destinations Moderately Aggressive”)

- Nationwide Investor Destinations Moderate Fund (“Investor Destinations Moderate”)

- Nationwide Investor Destinations Moderately Conservative Fund (“Investor Destinations Moderately Conservative”)

- Nationwide Investor Destinations Conservative Fund (“Investor Destinations Conservative”)

Each of the Funds is constructed as a “fund-of-funds,” which means that each of the Funds pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. Each of the Funds may also invest in an unregistered fixed interest contract (the “Nationwide Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

Each of the Funds is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of a Fund’s investments in its Underlying Funds and the Nationwide Contract is determined in accordance with the procedures described below. U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), to the Funds assigns a fair value to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets
—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
—	Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Notes to Financial Statements (Continued)

October 31, 2013

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Each of the Funds (except Investor Destinations Aggressive) currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays a Fund a rate of interest, which is currently adjusted on a quarterly basis. During the year ended October 31, 2013, the rate ranged from 3.50%, the minimum annual rate, to 3.55%. Because the contract is guaranteed by Nationwide Life, assuming no default, a Fund receives no more or less than the guaranteed principal amount. Each Fund can redeem all or a portion of its investment in the Nationwide Contract on a daily basis at par. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

At October 31, 2013, 100% of the market value of Investor Destinations Aggressive was determined based on Level 1 inputs.

The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2013. Please refer to the Statements of Investments for additional information on portfolio holdings.

Investor Destinations Moderately Aggressive

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$39,899,967	$—	$39,899,967
Mutual Funds	1,995,348,194	—	—	1,995,348,194
Total Assets	$1,995,348,194	$39,899,967	$—	$2,035,248,161

Investor Destinations Moderate

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$139,475,697	$—	$139,475,697
Mutual Funds	1,619,840,769	—	—	1,619,840,769
Total Assets	$1,619,840,769	$139,475,697	$—	$1,759,316,466

Investor Destinations Moderately Conservative

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$87,005,416	$—	$87,005,416
Mutual Funds	493,137,352	—	—	493,137,352
Total Assets	$493,137,352	$87,005,416	$—	$580,142,768

Notes to Financial Statements (Continued)

October 31, 2013

Investor Destinations Conservative

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$94,283,195	$—	$94,283,195
Mutual Funds	334,341,479	—	—	334,341,479
Total Assets	$334,341,479	$94,283,195	$—	$428,624,674

Amounts designated as “—” are zero or have been rounded to zero.

During	the year ended October 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are generally fair valued by an independent fair value pricing service approved by the Board of Trustees or otherwise are valued at the last sale price at the close of the exchange on which the security is principally traded. Securities valued in this manner are generally categorized as Level 2 and Level 1 investments, respectively, within the hierarchy. Fair valuation factors are provided by an independent pricing service provider. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Notes to Financial Statements (Continued)

October 31, 2013

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Independent pricing service providers may use broken-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2013 are primarily attributable to capital distributions from Underlying Funds. These reclassifications have no effect upon the NAV of the respective Funds. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

Each Fund elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, that Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Each Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Funds engage in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to a Fund’s NAV and financial statements. The Funds are not aware of any tax

Notes to Financial Statements (Continued)

October 31, 2013

positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year.

(e)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Each Fund pays NFA an investment advisory fee of 0.13% per year based on the Fund’s average daily net assets.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Funds’ operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for each share class until February 28, 2014.

NFA may request and receive reimbursement from a Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to a Fund was made. However, no reimbursement may be made unless: (i) a Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of October 31, 2013, the Funds had no cumulative potential reimbursements, and no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement during the year ended October 31, 2013.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds, and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended October 31, 2013, NFM received $1,652,866 in fees from the Funds under the Joint Fund Administration and Transfer Agency Agreement.

Notes to Financial Statements (Continued)

October 31, 2013

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $6 to $21 per customer per year.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended October 31, 2013, the Funds’ aggregate portion of such costs amounted to $20,959.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% of Class A shares, 1.00% of Class B shares, 1.00% of Class C shares, 0.50% of Class R2 shares, and 0.25% of Service Class shares of each Fund. Institutional Class shares do not pay a distribution fee.

Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. Class A sales charges ranged from 0% to 5.75% based on the amount purchased. For the year ended October 31, 2013, the Funds imposed front-end sales charges of $1,292,415.

NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A, Class B and Class C shares. These fees may cause the redeemed value of a shareholder’s account to fall below the total purchase payments. A CDSC is imposed on Class A shares for certain redemptions, Class B shares made within 6 years of purchase, and Class C shares made within 1 year of purchase. Effective July 1, 2013, applicable Class A CDSCs were 1% based on the original purchase price or the current market value of the shares being redeemed. Prior to July 1, 2013, applicable Class A CDSCs ranged from 0.15% to 1.00% based on the original purchase price or the current market value of the shares being redeemed. Class B CDSCs ranged from 1% to 5% based on the original purchase price or the current market value of the shares being redeemed and depending on how long the shares were held before redemption. Class C CDSCs were 1% based on the original purchase price or the current market value of the shares being redeemed. For the year ended October 31, 2013, the Funds imposed CDSCs of $72,623.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A, Class R2, and Service Class shares of each Fund.

Notes to Financial Statements (Continued)

October 31, 2013

For the year ended October 31, 2013, NFS earned the following amounts in administrative services fees from each Fund:

Fund	Amount
Investor Destinations Aggressive	$1,439,187
Investor Destinations Moderately Aggressive	2,212,297
Investor Destinations Moderate	1,814,609
Investor Destinations Moderately Conservative	618,230
Investor Destinations Conservative	443,466

As of October 31, 2013, NFA or its affiliates directly held the percentage indicated below of the shares outstanding of the applicable Fund.

Fund	% of Shares Outstanding Owned
Investor Destinations Aggressive	39.74%
Investor Destinations Moderately Aggressive	32.77
Investor Destinations Moderate	26.58
Investor Destinations Moderately Conservative	22.17
Investor Destinations Conservative	16.58

Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

Each of the Funds invests in Institutional Class shares of the affiliated Underlying Funds, and each of the Funds (except Investor Destinations Aggressive) invests in the Nationwide Contract. The Funds’ transactions in the shares of Underlying Funds and in the Nationwide Contract during the year ended October 31, 2013 were as follows:

Investor Destinations Aggressive

Affiliated Issuer	Market Value at October 31, 2012	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/ (Loss)	Market Value at October 31, 2013
Nationwide Alternative Allocation Fund	$—	$121,975,549	$1,305,171	$—	$(3,139)	$122,134,901
Nationwide International Index Fund	315,196,764	21,131,721	74,133,349	10,904,275	(28,879,178)	330,372,078
Nationwide Mid Cap Market Index Fund	155,662,995	10,560,468	40,034,656	2,243,639	8,864,299	172,329,310
Nationwide S&P 500 Index Fund	414,518,630	22,929,267	139,747,654	7,817,355	25,822,338	393,912,196
Nationwide Small Cap Index Fund	102,495,665	42,129,957	20,401,156	1,721,857	4,689,257	158,588,875
Nationwide Bond Index Fund	53,994,823	11,333,832	38,678,895	1,370,431	967,195	24,203,719
Nationwide Core Plus Bond Fund	—	24,128,579	178,234	43,482	—	24,091,538

Notes to Financial Statements (Continued)

October 31, 2013

Investor Destinations Moderately Aggressive

Affiliated Issuer	Market Value at October 31, 2012	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/ (Loss)	Market Value at October 31, 2013
Nationwide Alternatives Allocation Fund	$—	$201,625,551	$2,051,607	$—	$(4,948)	$202,018,670
Nationwide International Index Fund	437,448,403	27,165,010	51,079,949	15,244,685	(24,012,530)	510,006,859
Nationwide Mid Cap Market Index Fund	207,391,652	15,759,426	39,539,703	3,010,686	11,899,701	246,095,831
Nationwide S&P 500 Index Fund	604,083,644	26,751,519	200,088,311	11,440,701	38,298,271	571,664,464
Nationwide Small Cap Index Fund	136,557,290	46,961,182	26,286,186	2,311,822	8,205,396	203,217,452
Nationwide Ziegler Equity Income Fund	—	20,050,594	125,082	—	(211)	20,812,731
Nationwide Bond Index Fund	269,803,340	48,003,805	185,860,397	6,105,400	7,854,640	121,267,974
Nationwide Enhanced Income Fund	44,657,508	3,295,844	47,646,737	338,720	(984,336)	—
Nationwide Inflation- Protected Securities Fund	—	39,765,400	37,030,822	28,300	(2,734,579)	—
Nationwide Core Plus Bond Fund	—	80,520,198	635,159	144,913	—	80,356,242
Nationwide HighMark Short Term Bond Fund	—	40,146,135	317,575	44,932	—	39,907,971
Nationwide Fixed Contract	44,763,100	2,120,640	8,613,596	1,561,784	—	39,899,967

Investor Destinations Moderate

Affiliated Issuer	Market Value at October 31, 2012	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/ (Loss)	Market Value at October 31, 2013
Nationwide Alternatives Allocation Fund	$—	$173,666,919	$1,008,359	$—	$(1,527)	$174,792,995
Nationwide International Index Fund	251,649,184	46,022,108	35,945,838	8,736,326	(6,983,507)	317,475,542
Nationwide Mid Cap Market Index Fund	155,340,707	13,807,912	38,145,417	2,249,057	9,875,217	177,472,824
Nationwide S&P 500 Index Fund	449,939,392	21,845,438	220,109,893	8,461,909	34,940,565	353,759,541
Nationwide Small Cap Index Fund	76,717,281	20,061,018	16,577,035	1,304,359	5,057,417	105,759,431
Nationwide Ziegler Equity Income Fund	—	34,733,374	—	—	—	36,280,322
Nationwide Bond Index Fund	388,060,827	57,251,043	202,797,526	8,580,152	13,762,921	228,107,895
Nationwide Core Plus Bond Fund	—	69,592,753	180,462	125,992	—	69,821,494
Nationwide Enhanced Income Fund	96,343,914	11,463,426	3,106,732	805,255	(63,182)	104,149,878
Nationwide Inflation-Protected Securities Fund	—	73,256,437	16,422,718	51,392	(1,244,033)	52,220,847
Nationwide Money Market Fund	32,061,473	2,063,387	34,124,861	—	—
Nationwide Fixed Contract	128,760,576	11,594,432	5,698,277	4,598,481	—	139,475,697

Notes to Financial Statements (Continued)

October 31, 2013

Investor Destinations Moderately Conservative

Affiliated Issuer	Market Value at October 31, 2012	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/ (Loss)	Market Value at October 31, 2013
Nationwide Alternatives Allocation Fund	$—	$57,551,030	$415,130	$—	$2,470	$57,845,236
Nationwide International Index Fund	54,191,551	4,809,889	12,651,464	1,865,871	3,939,732	58,008,986
Nationwide Mid Cap Market Index Fund	32,114,861	8,601,086	9,613,170	459,675	5,380,996	40,767,621
Nationwide S&P 500 Index Fund	117,628,259	9,702,535	77,800,637	2,186,398	29,472,748	75,357,231
Nationwide Small Cap Index Fund	10,574,447	6,090,302	2,721,437	179,683	1,001,361	17,469,881
Nationwide Ziegler Equity Income Fund	—	17,265,300	407,680	—	13,947	17,622,990
Nationwide Bond Index Fund	183,856,193	24,597,069	85,613,684	3,991,013	5,620,952	116,212,668
Nationwide Core Plus Bond Fund	—	23,062,174	50,733	41,768	—	23,147,099
Nationwide Enhanced Income Fund	55,328,260	5,792,111	2,935,488	457,729	(62,893)	57,868,703
Nationwide Inflation-Protected Securities Fund	—	37,655,734	6,410,892	26,704	(473,073)	28,836,937
Nationwide Money Market Fund	16,570,919	1,202,732	17,773,651	—	—	—
Nationwide Fixed Contract	77,640,289	12,198,785	5,561,534	2,749,038	—	87,005,416

Investor Destinations Conservative

Affiliated Issuer	Market Value at October 31, 2012	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/ (Loss)	Market Value at October 31, 2013
Nationwide Alternatives Allocation Fund	$—	$34,345,822	$549,429	$—	$2,621	$34,217,041
Nationwide International Index Fund	21,059,266	3,484,960	11,828,791	711,609	2,180,781	17,084,155
Nationwide Mid Cap Market Index Fund	12,480,268	2,269,770	5,494,851	176,473	1,875,757	12,890,163
Nationwide S&P 500 Index Fund	49,863,348	8,126,474	46,982,723	907,905	16,417,319	21,395,946
Nationwide Small Cap Index Fund	—	4,302,442	123,836	—	3,057	4,285,359
Nationwide Ziegler Equity Income Fund	—	17,274,221	888,395	—	22,377	17,140,875
Nationwide Bond Index Fund	173,172,124	23,749,522	79,377,759	3,623,087	5,699,829	111,674,964
Nationwide Core Plus Bond Fund	—	12,899,777	45,175	23,350	22	12,930,405
Nationwide Enhanced Income Fund	60,191,836	6,968,729	6,868,852	487,114	(138,172)	59,954,344
Nationwide Inflation-Protected Securities Fund	—	39,777,715	3,141,522	27,976	(158,904)	34,217,041
Nationwide Money Market Fund	21,461,542	1,954,833	14,865,189	—	—	8,551,186
Nationwide Fixed Contract	90,496,673	12,572,220	11,970,311	3,117,863	—	94,283,195

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfunds.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including

Notes to Financial Statements (Continued)

October 31, 2013

the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to a Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended October 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in a Fund’s custody accounts, which are used to offset custody fees of a Fund.

6.  Investment Transactions

For the year ended October 31, 2013, purchases and sales of investments (excluding short-term securities) were as follows:

Fund	Purchases	Sales
Investor Destinations Aggressive	$254,189,373	$300,447,130
Investor Destinations Moderately Aggressive	552,165,304	578,663,913
Investor Destinations Moderate	535,358,247	558,293,101
Investor Destinations Moderately Conservative	208,528,747	217,958,542
Investor Destinations Conservative	167,726,485	180,017,098

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfunds. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s annual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (i) offset in the financial statements or (ii) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Funds’ financial statements.

Notes to Financial Statements (Continued)

October 31, 2013

10.  Other

As of October 31, 2013, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed below.

Fund	% of Shares	Number of Accounts
Investor Destinations Aggressive	49.13%	3
Investor Destinations Moderately Aggressive	57.59	4
Investor Destinations Moderate	52.71	4
Investor Destinations Moderately Conservative	47.70	3
Investor Destinations Conservative	45.68	3

11.  Federal Tax Information

The tax character of distributions paid during the year ended October 31, 2013 was as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital		Total Distributions Paid
Investor Destinations Aggressive	$18,185,199	$11,401,352	$29,586,551	$—		$29,586,551
Investor Destinations Moderately Aggressive	30,325,630	11,352,672	41,678,302		—	41,678,302
Investor Destinations Moderate	26,286,237	7,290,440	33,576,677		—	33,576,677
Investor Destinations Moderately Conservative	8,909,091	7,686,149	16,595,240		—	16,595,240
Investor Destinations Conservative	6,624,660	7,448,555	14,073,215		—	14,073,215

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the year ended October 31, 2012 was as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
Investor Destinations Aggressive	$14,142,605	$2,397,745	$16,540,350	$—	$16,540,350
Investor Destinations Moderately Aggressive	25,832,370	11,068,715	36,901,085	—	36,901,085
Investor Destinations Moderate	24,165,037	8,652,237	32,817,274	—	32,817,274
Investor Destinations Moderately Conservative	8,834,306	5,176,357	14,010,663	—	14,010,663
Investor Destinations Conservative	6,946,832	2,598,917	9,545,749	—	9,545,749

Amounts designated as “—” are zero or have been rounded to zero.

Notes to Financial Statements (Continued)

October 31, 2013

As of October 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
Investor Destinations Aggressive	$82,090	$16,531,421	$16,613,511	$—	$—	$223,805,532	$240,419,043
Investor Destinations Moderately Aggressive	626,817	43,453,809	44,080,626	—	—	341,247,403	385,328,029
Investor Destinations Moderate	1,247,266	55,098,283	56,345,549	—	—	249,351,853	305,697,402
Investor Destinations Moderately Conservative	661,891	39,396,269	40,058,160	—	—	30,993,726	71,051,886
Investor Destinations Conservative	678,628	20,979,258	21,657,886	—	—	4,243,769	25,901,655

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of April 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Investor Destinations Aggressive	$1,001,827,085	$232,933,971	$(9,128,439)	$223,805,532
Investor Destinations Moderately Aggressive	1,694,000,758	360,634,703	(19,387,300)	341,247,403
Investor Destinations Moderate	1,509,964,613	261,410,029	(12,058,176)	249,351,853
Investor Destinations Moderately Conservative	549,149,042	37,732,569	(6,738,843)	30,993,726
Investor Destinations Conservative	424,380,905	10,743,121	(6,499,352)	4,243,769

12.  Subsequent Events

Effective on or about February 21, 2014, the existing Class B shares of the Funds will be converted to Class A shares of the same Fund. Class B shares will no long be offered as of the same date.

Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Nationwide Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nationwide Investor Destinations Aggressive Fund, Nationwide Investor Destinations Moderately Aggressive Fund, Nationwide Investor Destinations Moderate Fund, Nationwide Investor Destinations Moderately Conservative Fund, and Nationwide Investor Destinations Conservative Fund (five series of Nationwide Mutual Funds, hereafter referred to as the “Funds”) at October 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the underlying funds’ transfer agent and fixed contract issuer, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2013

Supplemental Information

October 31, 2013 (Unaudited)

Other Federal Tax Information

For the year ended October 31, 2013, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2013 Form 1099-DIV.

For the taxable year ended October 31, 2013, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Fund	Dividends Received Deductions
Investor Destinations Aggressive	100.00%
Investor Destinations Moderately Aggressive	49.26
Investor Destinations Moderate	7.93
Investor Destinations Moderately Conservative	30.03
Investor Destinations Conservative	16.06

The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:

Fund	Amount
Investor Destinations Aggressive	$11,401,352
Investor Destinations Moderately Aggressive	11,352,672
Investor Destinations Moderate	7,290,400
Investor Destinations Moderately Conservative	7,686,149
Investor Destinations Conservative	7,448,555

Certain Funds have derived net income from sources within foreign countries. As of October 31, 2013, the foreign source income for each Fund was as follows:

Fund	Amount	Per Share
Investor Destinations Aggressive	$10,904,274	$0.0978
Investor Destinations Moderately Aggressive	15,244,685	0.0849
Investor Destinations Moderate	6,658,691	0.0424
Investor Destinations Moderately Conservative	135,000	0.0026
Investor Destinations Conservative	579,783	0.0144
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of October 31, 2013, the foreign tax credit for each Fund was as follows:

Fund	Amount	Per Share
Investor Destinations Aggressive	$361,379	$0.0032
Investor Destinations Moderately Aggressive	505,226	0.0028
Investor Destinations Moderate	179,570	0.0011
Investor Destinations Moderately Conservative	38,521	0.0007
Investor Destinations Conservative	15,165	0.0004

Management Information

October 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

Management Information (Continued)

October 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

Management Information (Continued)

October 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

Management Information (Continued)

October 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Credit Index: An unmanaged, market value-weighted index that measures the performance of investment-grade, fixed-rate, publicly issued U.S. corporates and non-corporates, including foreign agencies, sovereigns, supranationals and foreign local government issues, with at least $250 million par value outstanding and a maturity of one year or more.

Barclays U.S. Treasury Inflation-Protected Securities (TIPS) IndexSM: An unmanaged, market capitalization-weighted index that measures the performance of all U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued U.S. TIPS with a remaining maturity of at least one year and $250 million or more in outstanding face value.

BofA Merrill Lynch (BofAML) 1-Year Treasury Bill (T-Bill) Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch (BofAML) 6-Month Treasury Bill (T-Bill) Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

Market Index Definitions (con’t.)

BofA Merrill Lynch (BofAML) AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch (BofAML) U.S. High Yield Cash Pay Constrained Index: An unmanaged, market value-weighted index that measures the performance of U.S. dollar-denominated, below-investment-grade, fixed-rate, publicly issued, non-convertible, coupon-bearing corporate debt with a remaining maturity of at least one year. Each issue represented must have an outstanding par value of at least $50 million, must be less than BBB/Baa3-rated but not in default, and is restricted to a maximum of 2% of the total index.

Citigroup 3-Month Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Consumer Price Index (CPI): Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

Dow Jones Industrial Average (DJIA): A market indicator consisting of a price-weighted average of 30 blue chip stocks actively traded on the New York Stock Exchange (NYSE) and the National Association of Securities Dealers Automated Quotations (NASDAQ) system; invented by Charles Dow in 1896, the DJIA represents 15% to 20% of the value of NYSE stocks.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

KOSPI 200 Index: An unmanaged index that is a subset of the Korea Composite Stock Price Index; measures the performance of the stocks of the 200 largest publicly traded companies on the Korea Stock Exchange.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Morningstar® (Mstar) Lifetime Allocation Indexes: A series of 13 unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on Ibbotson Associates’ Lifetime Asset Allocation methodology.

MSCI ACWI ex USA Index: An unmanaged, market capitalization-weighted index that is designed to measure the performance of the stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI All Country World IndexSM: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in the global developed and emerging markets.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

Market Index Definitions (con’t.)

MSCI Emerging Markets (EM) Index: An unmanaged, free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of emerging markets.

MSCI Greece Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in Greece.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

MSCI World IndexSM Free: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of global developed-market equities. The “Free” suffix denotes an index with a somewhat different history but the same constituents and performance in relation to its counterpart index without the suffix.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

SET50 Index: An unmanaged index that measures the performance of the stocks of the 50 largest companies trading on the Stock Exchange of Thailand.

Glossary

Definitions of some commonly used investment terms

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701

Milwaukee, WI 53201-0701

nationwide.com/mutualfunds

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Funds, please call 1-800-848-0920 to request a summary prospectus and/or a prospectus, or download a summary prospectus and/or a prospectus at nationwide.com/mutualfunds. Please read it carefully before investing any money.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2013 Nationwide Funds Group. All rights reserved.

AR-ID 12/13

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12 (a)(1).

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, except as may be noted hereinbelow, there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the Code of Ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

2

(2)	If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. § 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1)	The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on board’s audit committee.

3(a)(2)	The audit committee financial expert of the registrant’s board of trustees is Paula H.J. Cholmondeley, who, for purposes of this Item 3 of Form N-CSR, is an “independent” trustee of the registrant.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

4(a) through 4(d): The information in the table below is provided for services rendered to the registrant by the registrant’s principal accountant, PricewaterhouseCoopers LLP (“PwC”), for the registrant’s fiscal years ended October 31, 2012, and October 31, 2013.

	2012	2013
Audit Fees	$509,125	$709,889
Audit-Related Fees	$0	$33,037
Tax Fees	$158,682	$346,456
All Other Fees	$0	$0

Total	$667,807	$1,089,382

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Nationwide Fund Advisors (“NFA”), and any service

3

provider to the registrant controlling, controlled by, or under common control with NFA that provided ongoing services to the registrant (hereinafter referred to collectively as the “Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2012, and October 31, 2013.

	2012	2013
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

Total	None	None

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

4(e)(1) Pre-Approval Policies and Procedures. The Audit Committee (the “Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to NFA and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate the Committee’s responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at the Committee’s next regularly-scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).

The Committee also may establish detailed pre-approval policies and procedures for pre-approval of these services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than NFA or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all said permissible non-audit services provided to the registrant, NFA, and any Covered Services Provider constitutes not more than five percent (5%) of the total amount of revenues paid by the registrant to the registrant’s independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) these services are promptly brought to the attention of the Committee and approved by the Committee (or the Committee’s delegate(s)) prior to the completion of the audit.

4(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review, or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X, for the registrant’s fiscal-years ended October 31, 2012, and October 31, 2013:

	2012	2013
Audit-Related Fees	None	None
Tax Fees (1)	None	None
All Other Fees	None	None

Total	None	None

4

The information in the table below sets forth the percentages of fees for services (other than audit, review, or attest services) rendered by PwC to NFA and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal-years ended October 31, 2012, and October 31, 2013:

	2012	2013
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

Total	N/A	N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

4(f) Not Applicable: The percentage of hours expended to audit the registrant’s financial statements for the fiscal-year ended October 31, 2013, that were attributed to work performed by persons other than PwC’s full-time, permanent employees was not over fifty percent (50%).

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

4(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant and service affiliates for the fiscal-years ended October 31, 2012, and October 31, 2013, were $0 and $0, respectively.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

4(h) The registrant’s Audit Committee has considered whether the provision by PwC of non-audit services to NFA and Covered Services Providers, that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X because these services did not directly relate to the registrant’s operations and financial reporting, is compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 C.F.R. § 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. § 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. § 78c(a)(58)(B)), so state.

Not Applicable: The registrant is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 C.F.R. §240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

5

Not Applicable: The registrant is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6. Investments.

(a)	File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 C.F.R. § 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Instruction of paragraph (a)

Schedule I - Investments In Securities of unaffiliated issuers filed under this Item must be audited, except that in the case of a report on this Form N-CSR as of the end of a fiscal half-year Schedule I – Investments in securities of unaffiliated issuers need not be audited.

(b)	If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:

(1)	Name of the issuer;

(2)	Exchange ticker symbol;

(3)	Committee on Uniform Securities Identification Procedures (“CUSIP’) number;

(4)	Total number of shares or, for debt securities, principal amount divested;

(5)	Date(s) that the securities were divested;

(6)	If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)	Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested. This Item 6(b) shall terminate one year after the first date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. § 80a-2(a)(3)) and the rules there under) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable. The registrant is an open-end management investment company, not a closed-end management investment company.

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Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable. The registrant is an open-end management investment company, not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 C.F.R. § 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. § 781).

Not Applicable. The registrant is an open-end management investment company, not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 C.F.R. § 240.14a-101), or this Item.

The Independent Trustees and the Board of Trustees of the registrant adopted a formal, written “Policy Regarding Shareholder Submission of Trustee Candidates,” as well as a formal, written “Statement of Policy On Criteria For Selecting Trustees,” on June 9, 2005, and June 10, 2005, respectively. Neither this policy nor this statement of policy has been materially changed since the Board of Trustees adoption of the policy and the statement of policy, respectively. The Nominating and Fund Governance Committee of the Board of Trustees (the “NFGC”) and the Board of Trustees, however, on November 11, 2005, and January 12, 2006, respectively, approved amendments to this policy; these amendments to the policy, though, concern the criteria for selecting candidates for Trustees and the characteristics expected of candidates for Trustees, as set forth in the Exhibit A, “Statement of Policy On Criteria For Selecting Trustees,” to the policy and, arguably, may not be deemed to be material changes to the policy.

{NOTE – THIS IS REQUIRED BEGINNING WITH THE FIRST REPORTING PERIOD ENDING AFTER JANUARY 1, 2004. For purposes of this Item, adoption of procedures by which shareholders may recommend nominees to the registrant’s board of directors, where the registrant’s most recent proxy disclosure (in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR § 240.14a-101)), or this Item, indicated that the registrant did not have in place such procedures, will constitute a material change.}

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 C.F.R. § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 C.F.R. § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 C.F.R. § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures, as most-recently amended effective as of December 11, 2013, are adequately designed and are operating effectively to ensure that information required to be disclosed by

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the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 C.F.R. § 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half year covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 C.F.R. § 270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 C.F.R. § 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not Applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)*	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	December 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	December 27, 2013

By (Signature and Title)*	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	December 27, 2013

*	Print the name and title of each signing officer under his or her signature.

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